UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

Semiannual Report

November 30, 2017

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

The semiannual report contains the financial statements (unaudited).

Lifecycle Retirement	Lifecycle 2025 Fund	Lifecycle 2050 Fund

Income Fund	Lifecycle 2030 Fund	Lifecycle 2055 Fund

Lifecycle 2010 Fund	Lifecycle 2035 Fund	Lifecycle 2060 Fund

Lifecycle 2015 Fund	Lifecycle 2040 Fund

Lifecycle 2020 Fund	Lifecycle 2045 Fund

Understanding your Lifecycle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	3

Letter to investors

Global financial markets delivered positive returns during the six months ended November 30, 2017, albeit with varying degrees of strength. U.S. equities posted solid returns, modestly outperforming international stocks, while fixed-income securities produced only scant gains.

The TIAA-CREF Lifecycle Funds performed in-line with expectations consistent with their mix of investments in multiple asset classes through underlying TIAA-CREF Funds.

•	All twelve of the TIAA-CREF Lifecycle Funds posted positive returns for the period and outperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 4.9% for the Lifecycle Retirement Income Fund to 10.8% for the Lifecycle 2060 Fund.
•	Relative results were helped by the outperformance of nearly all of the underlying mutual funds, including U.S. equity and bond funds, as well as international stock funds.
•	These positive results continue to support the solid gains earned by the TIAA-CREF Lifecycle Funds over longer periods of time.

U.S. stocks lead the way

The broad U.S. stock market, as represented by the Russell 3000® Index, returned 11.1% for the six months. The advance of domestic stocks was supported by solid growth in the U.S. economy, as well as expectations for business-friendly federal tax reforms.

The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, advanced 9.6% for the six months. International stocks benefited from continued global economic growth, while stocks in emerging markets recorded strong gains that were bolstered by higher oil prices.

Returns were more muted in the U.S. fixed-income sector, amid a further hike in short-term interest rates by the Federal Reserve. The domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.7% for the period.

4	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Brad Finkle

TIAA-CREF Lifecycle Funds:

strategies for a dynamic marketplace

Reaching your financial goals may still be a long way off, or it may be right around the corner. Either way, your investment savings portfolio will always be affected by the inevitable seesaw movements of the financial markets.

The TIAA-CREF Lifecycle Funds are built around dynamic diversification strategies designed to help mitigate the effects of market volatility. Diversification does not guarantee against market loss, but over time it has proven to be one of the most effective ways for investors to reach their long-term financial goals. Under the stewardship of highly experienced investment professionals, our funds are aimed at helping investors minimize portfolio risk and reduce the long-term effects of market volatility.

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifecycle Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	5

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 42 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests across the equity and fixed-income asset classes. These may include U.S. equity (stocks), international equity (foreign

6	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI)* (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 46 developed- and emerging-markets countries, excluding the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

*	On February 1, 2017, the international equity component of the Funds’ composite benchmarks was changed from the MSCI ACWI (All World Country Index) ex USA Index to the MSCI ACWI ex USA Investable Market Index (IMI).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 9 through 15, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017–November 30, 2017).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Expense examples

Six months ended November 30, 2017

Lifecycle Funds Institutional Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,050.83	$0.00		$1.90
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.88
2010 Fund actual return	1,000.00	1,054.01	0.00		1.96
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.93
2015 Fund actual return	1,000.00	1,059.18	0.00		2.01
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.98
2020 Fund actual return	1,000.00	1,066.54	0.00		2.07
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.03
2025 Fund actual return	1,000.00	1,075.51	0.00		2.13
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.08
2030 Fund actual return	1,000.00	1,085.19	0.00		2.20
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.13
2035 Fund actual return	1,000.00	1,093.87	0.00		2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.18
2040 Fund actual return	1,000.00	1,101.81	0.00		2.32
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.23
2045 Fund actual return	1,000.00	1,106.56	0.00		2.38
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.28
2050 Fund actual return	1,000.00	1,107.90	0.00		2.38
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.28
2055 Fund actual return	1,000.00	1,108.94	0.00		2.38
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.28
2060 Fund actual return	1,000.00	1,110.08	0.00		2.43
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.33

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	9

Important information about expenses

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.37% for the Retirement Income Fund; 0.38% for the 2010 Fund; 0.39% for the 2015 Fund; 0.40% for the 2020 Fund; 0.41% for the 2025 Fund; 0.42% for the 2030 Fund; 0.43% for the 2035 Fund; 0.44% for the 2040 Fund; 0.45% for the 2045, 2050 and 2055 Funds; and 0.46% for the 2060 Fund.

Expense examples

Six months ended November 30, 2017

Lifecycle Funds Advisor Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,049.85	$0.05		$2.00
5% annual hypothetical return	1,000.00	1,025.02	0.05		1.98
2010 Fund actual return	1,000.00	1,054.01	0.05		2.01
5% annual hypothetical return	1,000.00	1,025.02	0.05		1.98
2015 Fund actual return	1,000.00	1,059.24	0.10		2.12
5% annual hypothetical return	1,000.00	1,024.97	0.10		2.08
2020 Fund actual return	1,000.00	1,066.60	0.05		2.12
5% annual hypothetical return	1,000.00	1,025.02	0.05		2.08
2025 Fund actual return	1,000.00	1,074.54	0.31		2.44
5% annual hypothetical return	1,000.00	1,024.77	0.30		2.38
2030 Fund actual return	1,000.00	1,084.14	0.16		2.40
5% annual hypothetical return	1,000.00	1,024.92	0.15		2.33
2035 Fund actual return	1,000.00	1,093.96	0.26		2.52
5% annual hypothetical return	1,000.00	1,024.82	0.25		2.43
2040 Fund actual return	1,000.00	1,101.90	0.11		2.42
5% annual hypothetical return	1,000.00	1,024.97	0.10		2.33
2045 Fund actual return	1,000.00	1,106.56	0.05		2.43
5% annual hypothetical return	1,000.00	1,025.02	0.05		2.33
2050 Fund actual return	1,000.00	1,107.90	0.05		2.43
5% annual hypothetical return	1,000.00	1,025.02	0.05		2.33
2055 Fund actual return	1,000.00	1,108.94	0.05		2.43
5% annual hypothetical return	1,000.00	1,025.02	0.05		2.33
2060 Fund actual return	1,000.00	1,110.08	0.26		2.70
5% annual hypothetical return	1,000.00	1,024.82	0.25		2.59

10	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.01% for the Retirement Income, 2010, 2020, 2045, 2050 and 2055 Funds; 0.02% for the 2015 and 2040 Funds; 0.03% for the 2030 Fund; 0.05% for the 2035 and 2060 Funds; and 0.06% for the 2025 Fund.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.39% for the Retirement Income and 2010 Funds; 0.41% for the 2015 and 2020 Funds; 0.46% for the 2030, 2040, 2045, 2050 and 2055 Funds; 0.47% for the 2025 Fund; 0.48% for the 2035 Fund; and 0.51% for the 2060 Fund.

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2017

Lifecycle Funds Premier Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,049.17	$0.77		$2.67
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.64
2010 Fund actual return	1,000.00	1,053.28	0.77		2.73
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.69
2015 Fund actual return	1,000.00	1,058.47	0.77		2.79
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.74
2020 Fund actual return	1,000.00	1,065.75	0.78		2.85
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.79
2025 Fund actual return	1,000.00	1,074.90	0.78		2.91
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.84
2030 Fund actual return	1,000.00	1,084.63	0.78		2.98
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.89
2035 Fund actual return	1,000.00	1,092.22	0.79		3.04
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.94
2040 Fund actual return	1,000.00	1,102.20	0.79		3.11
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.99
2045 Fund actual return	1,000.00	1,105.31	0.79		3.17
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.04
2050 Fund actual return	1,000.00	1,107.51	0.79		3.17
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.04
2055 Fund actual return	1,000.00	1,108.60	0.79		3.17
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.04
2060 Fund actual return	1,000.00	1,109.26	0.79		3.23
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.09

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without

12	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.52% for the Retirement Income Fund; 0.53% for the 2010 Fund; 0.54% for the 2015 Fund; 0.55% for the 2020 Fund; 0.56% for the 2025 Fund; 0.57% for the 2030 Fund; 0.58% for the 2035 Fund; 0.59% for the 2040 Fund; 0.60% for the 2045, 2050 and 2055 Funds; and 0.61% for the 2060 Fund.

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	13

Important information about expenses

Expense examples

Six months ended November 30, 2017

Lifecycle Funds Retirement Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,048.74	$1.28		$3.18
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.14
2010 Fund actual return	1,000.00	1,052.28	1.29		3.24
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19
2015 Fund actual return	1,000.00	1,058.58	1.29		3.30
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.24
2020 Fund actual return	1,000.00	1,065.41	1.29		3.37
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29
2025 Fund actual return	1,000.00	1,074.02	1.30		3.43
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.35
2030 Fund actual return	1,000.00	1,083.27	1.31		3.50
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.40
2035 Fund actual return	1,000.00	1,092.05	1.31		3.57
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.45
2040 Fund actual return	1,000.00	1,101.22	1.32		3.63
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.50
2045 Fund actual return	1,000.00	1,104.72	1.32		3.69
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.55
2050 Fund actual return	1,000.00	1,107.02	1.32		3.70
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.55
2055 Fund actual return	1,000.00	1,107.84	1.32		3.70
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.55
2060 Fund actual return	1,000.00	1,108.43	1.32		3.75
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without

14	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund; 0.63% for the 2010 Fund; 0.64% for the 2015 Fund; 0.65% for the 2020 Fund; 0.66% for the 2025 Fund; 0.67% for the 2030 Fund; 0.68% for the 2035 Fund; 0.69% for the 2040 Fund; 0.70% for the 2045, 2050 and 2055 Funds; and 0.71% for the 2060 Fund.

Expense example

Six months ended November 30, 2017

Lifecycle Funds Retail Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,048.70	$1.28		$3.18
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.14

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.62% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	15

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2017

All of the twelve TIAA-CREF Lifecycle Funds delivered positive returns and outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 4.87% for the Retirement Income Fund to 10.84% for the Lifecycle 2060 Fund. The tables on the following pages show returns for all share classes of the funds.

The outperforming returns of individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.43 of a percentage point for the Retirement Income Fund to 0.88 of a percentage point for the Lifecycle 2050 Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

Growing economy, modest inflation bolster stock markets

The U.S. economy recorded strong gains during the six months, while unemployment declined and inflation remained muted. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at an annualized rate of 3.2% during the third quarter of 2017, according to the U.S. government’s “third” estimate—an increase over the 3.1% annualized rate of the previous three months. Unemployment declined to 4.1% in October, its lowest level in 17 years, and remained unchanged in November. Annual core inflation, which includes all items except food and energy, rose modestly by 1.7% for the twelve months ended November 30, 2017. The price per barrel of West Texas Intermediate crude oil rose from $48 on June 1, 2017, to more than $57 on November 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2009.

For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 11.09%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, advanced 9.61% in U.S.-dollar terms. Stocks in emerging markets recorded strong gains, helped by a boost in oil prices.

U.S. investment-grade bond investors earned modest gains amid rising short-term interest rates as the Federal Reserve continued to slowly shift monetary policy in response to the growing economy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.68% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained a modest 0.06%.

16	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Stocks power most funds to strong gains

Each Lifecycle Fund covered in this report posted positive results for the period, as most equity funds delivered double-digit returns and all fixed-income funds recorded gains. The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by higher stock prices domestically and internationally. The Small/Mid-Cap Equity Fund was the best performer within U.S. equities. The Emerging Markets Equity Fund recorded the best absolute return among international equities. The Emerging Markets Debt Fund recorded the largest absolute return in the fixed-income category.

International equities provide largest boost to relative performance

Each Lifecycle Fund outperformed its composite benchmark primarily as a result of the performance of several underlying TIAA-CREF funds that invest in stocks and bonds. Two international equity funds—the International Opportunities Fund and the International Equity Fund—contributed the most to relative performance, respectively. In the fixed-income asset category, the Bond Fund and Bond Plus Fund were the biggest relative contributors.

Those gains were offset in part by the detracting impact of the Large-Cap Value Fund. It was the only fund having a negative effect, on average, on the Lifecycle Funds’ returns relative to their respective benchmarks.

The Lifecycle Funds with larger allocations to stocks posted bigger gains. For example, the 2040, 2045, 2050, 2055 and 2060 funds, each with at least 85% of its assets invested in equities at period-end, all recorded double-digit gains for the six-month period. By comparison, the Retirement Income Fund, with about 60% of its portfolio invested in fixed-income funds and 40% in equity funds and direct real estate at period-end, earned 4.87%. (Returns of the Lifecycle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	17

Lifecycle Retirement Income Fund

Performance as of November 30, 2017

Lifecycle Retirement Income Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TLRIX	11/30/07	5.08%	12.12%	6.50%		5.19%		0.54%	0.38%
Advisor Class	TLRHX	12/4/15	4.99	12.10	6.33	†	4.98	†	0.62	0.46
Premier Class	TPILX	9/30/09	4.92	11.97	6.34		5.02	†	0.69	0.53
Retirement Class	TLIRX	11/30/07	4.87	11.87	6.23		4.93		0.79	0.63
Retail Class	TLRRX	11/30/07	4.87	11.86	6.22		4.99		0.82	0.63
Retirement Income Fund Composite Index‡		—	4.44	10.69	6.11		5.11		—	—
Broad market indexes**
S&P Target Date Retirement Income Index		—	3.79	8.65	4.84		3.99		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI ACWI ex USA IMI Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date Retirement Income Index. For additional information, please see the funds’ current prospectus.

18	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	26.39%	24.50%
International equity	11.66	10.50
Fixed income
Fixed income	40.40	40.00
Short-term fixed income	9.92	10.00
Inflation-protected assets	8.44	10.00
Direct real estate	2.99	5.00
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	19

Lifecycle 2010 Fund

Performance as of November 30, 2017

Lifecycle 2010 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCTIX	1/17/07	5.40%	12.92%	7.16%		5.08%		0.50%	0.38%
Advisor Class	TCLHX	12/4/15	5.40	12.81	6.97	†	4.86	†	0.58	0.46
Premier Class	TCTPX	9/30/09	5.33	12.70	7.00		4.90	†	0.65	0.53
Retirement Class	TCLEX	10/15/04	5.23	12.57	6.88		4.81		0.75	0.63
2010 Fund Composite Index‡		—	4.74	11.38	6.80		4.96		—	—
Broad market indexes**
S&P Target Date 2010 Index		—	4.31	10.23	5.97		4.41		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2010 Fund Composite Index consisted of: 39.5% Bloomberg Barclays U.S. Aggregate Bond Index; 29.8% Russell 3000 Index; 12.7% MSCI ACWI ex USA IMI Index; 9.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 9.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date 2010 Index. For additional information, please see the funds’ current prospectus.

20	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	28.23%	25.90%
International equity	12.43	11.10
Fixed income
Fixed income	39.83	39.60
Short-term fixed income	8.87	9.20
Inflation-protected assets	7.38	9.20
Direct real estate	2.98	5.00
Other assets & liabilities, net	0.28	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	21

Lifecycle 2015 Fund

Performance as of November 30, 2017

Lifecycle 2015 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCNIX	1/17/07	5.92%	14.08%	7.85%		5.16%		0.51%	0.39%
Advisor Class	TCNHX	12/4/15	5.92	13.95	7.66	†	4.93	†	0.59	0.47
Premier Class	TCFPX	9/30/09	5.85	13.87	7.68		4.97	†	0.66	0.54
Retirement Class	TCLIX	10/15/04	5.86	13.78	7.58		4.89		0.76	0.64
2015 Fund Composite Index‡		—	5.26	12.50	7.52		5.06		—	—
Broad market indexes**
S&P Target Date 2015 Index		—	4.96	11.87	7.07		4.80		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2015 Fund Composite Index consisted of: 38.5% Bloomberg Barclays U.S. Aggregate Bond Index; 33.3% Russell 3000 Index; 14.2% MSCI ACWI ex USA IMI Index; 7.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date 2015 Index. For additional information, please see the funds’ current prospectus.

22	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	31.77%	29.40%
International equity	13.93	12.60
Fixed income
Fixed income	38.84	38.60
Short-term fixed income	6.89	7.20
Inflation-protected assets	5.40	7.20
Direct real estate	2.99	5.00
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	23

Lifecycle 2020 Fund

Performance as of November 30, 2017

Lifecycle 2020 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCWIX	1/17/07	6.65%	15.68%	8.75%		5.29%		0.51%	0.40%
Advisor Class	TCWHX	12/4/15	6.66	15.55	8.56	†	5.08	†	0.59	0.48
Premier Class	TCWPX	9/30/09	6.58	15.45	8.57		5.12	†	0.66	0.55
Retirement Class	TCLTX	10/15/04	6.54	15.33	8.47		5.03		0.76	0.65
2020 Fund Composite Index‡		—	5.96	14.01	8.44		5.24		—	—
Broad market indexes**
S&P Target Date 2020 Index		—	5.60	13.43	8.04		5.09		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2020 Fund Composite Index consisted of: 37.9% Russell 3000 Index; 35.9% Bloomberg Barclays U.S. Aggregate Bond Index; 16.2% MSCI ACWI ex USA IMI Index; 5.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2020 Index. For additional information, please see the funds’ current prospectus.

24	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	36.61%	34.02%
International equity	15.98	14.58
Fixed income
Fixed income	35.94	36.00
Short-term fixed income	4.90	5.20
Inflation-protected assets	3.43	5.20
Direct real estate	2.99	5.00
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	25

Lifecycle 2025 Fund

Performance as of November 30, 2017

Lifecycle 2025 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCYIX	1/17/07	7.55%	17.56%	9.68%		5.44%		0.52%	0.41%
Advisor Class	TCQHX	12/4/15	7.45	17.42	9.48	†	5.21	†	0.60	0.49
Premier Class	TCQPX	9/30/09	7.49	17.37	9.50		5.25	†	0.67	0.56
Retirement Class	TCLFX	10/15/04	7.40	17.16	9.40		5.17		0.77	0.66
2025 Fund Composite Index‡		—	6.79	15.79	9.42		5.43		—	—
Broad market indexes**
S&P Target Date 2025 Index		—	6.57	15.26	8.91		5.32		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2025 Fund Composite Index consisted of: 43.5% Russell 3000 Index; 31.9% Bloomberg Barclays U.S. Aggregate Bond Index; 18.6% MSCI ACWI ex USA IMI Index; 3.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2025 Index. For additional information, please see the funds’ current prospectus.

26	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	42.61%	40.32%
International equity	18.53	17.28
Fixed income
Fixed income	31.38	31.00
Short-term fixed income	2.92	3.20
Inflation-protected assets	1.45	3.20
Direct real estate	2.98	5.00
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	27

Lifecycle 2030 Fund

Performance as of November 30, 2017

Lifecycle 2030 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCRIX	1/17/07	8.52%	19.46%	10.58%		5.52%		0.53%	0.42%
Advisor Class	TCHHX	12/4/15	8.41	19.44	10.40	†	5.31	†	0.61	0.50
Premier Class	TCHPX	9/30/09	8.46	19.28	10.41		5.34	†	0.68	0.57
Retirement Class	TCLNX	10/15/04	8.33	19.11	10.31		5.26		0.78	0.67
2030 Fund Composite Index‡		—	7.63	17.59	10.39		5.60		—	—
Broad market indexes**
S&P Target Date 2030 Index		—	7.49	16.98	9.75		5.49		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2030 Fund Composite Index consisted of: 49.1% Russell 3000 Index; 27.9% Bloomberg Barclays U.S. Aggregate Bond Index; 21.0% MSCI ACWI ex USA IMI Index; 1.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2030 Index. For additional information, please see the funds’ current prospectus.

28	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	48.63%	46.62%
International equity	21.06	19.98
Fixed income
Fixed income	25.31	26.00
Short-term fixed income	0.92	1.20
Inflation-protected assets	0.96	1.20
Direct real estate	2.98	5.00
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	29

Lifecycle 2035 Fund

Performance as of November 30, 2017

Lifecycle 2035 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCIIX	1/17/07	9.39%	21.30%	11.43%		5.78%		0.54%	0.43%
Advisor Class	TCYHX	12/4/15	9.40	21.30	11.23	†	5.57	†	0.62	0.51
Premier Class	TCYPX	9/30/09	9.22	21.11	11.24		5.61	†	0.69	0.58
Retirement Class	TCLRX	10/15/04	9.20	21.01	11.13		5.52		0.79	0.68
2035 Fund Composite Index‡		—	8.45	19.35	11.29		5.93		—	—
Broad market indexes**
S&P Target Date 2035 Index		—	8.36	18.64	10.48		5.65		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2035 Fund Composite Index consisted of: 54.7% Russell 3000 Index; 23.4% MSCI ACWI ex USA IMI Index; and 21.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2035 Index. For additional information, please see the funds’ current prospectus.

30	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	54.63%	52.92%
International equity	23.59	22.68
Fixed income	18.64	19.40
Direct real estate	2.98	5.00
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	31

Lifecycle 2040 Fund

Performance as of November 30, 2017

Lifecycle 2040 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TCOIX	1/17/07	10.18%	23.05%	12.03%		6.09%		0.55%	0.44%
Advisor Class	TCZHX	12/4/15	10.19	23.05	11.85	†	5.87	†	0.63	0.52
Premier Class	TCZPX	9/30/09	10.22	22.96	11.86		5.92	†	0.70	0.59
Retirement Class	TCLOX	10/15/04	10.12	22.80	11.76		5.83		0.80	0.69
2040 Fund Composite Index‡		—	9.27	21.10	11.97		6.26		—	—
Broad market indexes**
S&P Target Date 2040 Index		—	8.95	19.79	10.99		5.78		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2040 Fund Composite Index consisted of: 60.3% Russell 3000 Index; 25.8% MSCI ACWI ex USA IMI Index; and 13.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2040 Index. For additional information, please see the funds’ current prospectus.

32	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	60.60%	59.22%
International equity	26.13	25.38
Fixed income	10.14	10.40
Direct real estate	2.98	5.00
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	33

Lifecycle 2045 Fund

Performance as of November 30, 2017

Lifecycle 2045 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TTFIX	11/30/07	10.66%	23.95%	12.21%		6.02%		0.57%	0.45%
Advisor Class	TTFHX	12/4/15	10.66	23.93	12.03	†	5.80	†	0.65	0.53
Premier Class	TTFPX	9/30/09	10.53	23.71	12.04		5.85	†	0.72	0.60
Retirement Class	TTFRX	11/30/07	10.47	23.56	11.93		5.76		0.82	0.70
2045 Fund Composite Index‡		—	9.70	21.94	12.19		6.36		—	—
Broad market indexes**
S&P Target Date 2045 Index		—	9.25	20.53	11.37		5.81		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2045 Fund Composite Index consisted of: 63.4% Russell 3000 Index; 27.2% MSCI ACWI ex USA IMI Index; and 9.4% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2045 Index. For additional information, please see the funds’ current prospectus.

34	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	63.84%	63.35%
International equity	27.40	27.15
Fixed income	5.56	4.50
Direct real estate	2.97	5.00
Other assets & liabilities, net	0.23	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	35

Lifecycle 2050 Fund

Performance as of November 30, 2017

Lifecycle 2050 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	TFTIX	11/30/07	10.79%	24.22%	12.29%		6.04%		0.57%	0.45%
Advisor Class	TFTHX	12/4/15	10.79	24.20	12.12	†	5.82	†	0.65	0.53
Premier Class	TCLPX	9/30/09	10.75	24.08	12.12		5.86	†	0.72	0.60
Retirement Class	TLFRX	11/30/07	10.70	23.84	12.02		5.77		0.82	0.70
2050 Fund Composite Index‡		—	9.82	22.22	12.27		6.41		—	—
Broad market indexes**
S&P Target Date 2050 Index		—	9.49	21.21	11.72		5.96		—	—
Russell 3000® Index		—	11.09	22.27	15.63		8.43		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2017, the 2050 Fund Composite Index consisted of: 64.3% Russell 3000 Index; 27.6% MSCI ACWI ex USA IMI Index; and 8.1% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2050 Index. For additional information, please see the funds’ current prospectus.

36	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	64.68%	64.23%
International equity	27.74	27.52
Fixed income	4.39	3.25
Direct real estate	2.97	5.00
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	37

Lifecycle 2055 Fund

Performance as of November 30, 2017

Lifecycle 2055 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TTRIX	4/29/11	10.89%	24.49%	12.36%		9.62%		0.61%	0.45%
Advisor Class	TTRHX	12/4/15	10.89	24.47	12.19	†	9.42	†	0.69	0.53
Premier Class	TTRPX	4/29/11	10.86	24.26	12.20		9.45		0.76	0.60
Retirement Class	TTRLX	4/29/11	10.78	24.16	12.08		9.34		0.86	0.70
2055 Fund Composite Index‡		—	9.95	22.50	12.36		9.74	§	—	—
Broad market indexes**
S&P Target Date 2055 Index		—	9.57	21.54	11.95		9.16	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		12.65	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.07	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the 2055 Fund Composite Index consisted of: 65.2% Russell 3000 Index; 27.9% MSCI ACWI ex USA IMI Index; and 6.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2055 Index. For additional information, please see the funds’ current prospectus.

38	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	65.59%	65.10%
International equity	28.03	27.90
Fixed income	3.27	2.00
Direct real estate	2.97	5.00
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	39

Lifecycle 2060 Fund

Performance as of November 30, 2017

Lifecycle 2060 Fund			Total return		Average annual total return		Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	since fund inception		gross	net
Institutional Class	TLXNX	9/26/14	11.01%	24.57%	10.00%		1.20%	0.45%
Advisor Class	TLXHX	12/4/15	11.01	24.55	9.90	†	1.28	0.53
Premier Class	TLXPX	9/26/14	10.93	24.47	9.83		1.35	0.60
Retirement Class	TLXRX	9/26/14	10.84	24.31	9.73		1.45	0.70
2060 Fund Composite Index‡		—	10.08	22.78	9.55	§	—	—
Broad market indexes**
S&P Target Date 2060+ Index		—	9.69	21.84	9.16	§	—	—
Russell 3000® Index		—	11.09	22.27	11.68	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	2.55	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, and the waiver will remain in effect through September 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the 2060 Fund Composite Index consisted of: 66.1% Russell 3000 Index; 28.3% MSCI ACWI ex USA IMI Index; and 5.6% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2060+ Index. For additional information, please see the funds’ current prospectus.

40	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/17	for 6/30/18
Equity
U.S. equity	66.29%	65.98%
International equity	28.17	28.27
Fixed income	2.22	0.75
Direct real estate	2.92	5.00
Other assets & liabilities, net	0.40	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.0%
1,442,651	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16–11/27/17; cost $14,998,205)		$15,566,208	3.0%
		TOTAL DIRECT REAL ESTATE		15,566,208	3.0

FIXED INCOME—40.4%
10,249,609		TIAA-CREF Bond Fund		106,390,942	20.4
7,173,430		TIAA-CREF Bond Plus Fund		74,962,343	14.4
934,992		TIAA-CREF Emerging Markets Debt Fund		9,798,713	1.9
1,052,793		TIAA-CREF High-Yield Fund		10,338,429	2.0
878,681		TIAA-CREF International Bond Fund		8,734,087	1.7
		TOTAL FIXED INCOME		210,224,514	40.4

INFLATION-PROTECTED ASSETS—8.4%
3,813,995		TIAA-CREF Inflation-Linked Bond Fund		43,899,083	8.4
		TOTAL INFLATION-PROTECTED ASSETS		43,899,083	8.4

INTERNATIONAL EQUITY—11.7%
792,627		TIAA-CREF Emerging Markets Equity Fund		10,193,177	2.0
2,041,581		TIAA-CREF Enhanced International Equity Index Fund		17,190,112	3.3
951,027		TIAA-CREF International Equity Fund		12,724,743	2.4
934,386		TIAA-CREF International Opportunities Fund		12,315,205	2.4
636,933		TIAA-CREF International Small-Cap Equity Fund		8,248,281	1.6
		TOTAL INTERNATIONAL EQUITY		60,671,518	11.7

SHORT-TERM FIXED INCOME—9.9%
5,002,067		TIAA-CREF Short-Term Bond Fund		51,621,330	9.9
		TOTAL SHORT-TERM FIXED INCOME		51,621,330	9.9

U.S. EQUITY—26.4%
1,555,877		TIAA-CREF Enhanced Large-Cap Growth Index Fund		22,326,830	4.3
1,998,552		TIAA-CREF Enhanced Large-Cap Value Index Fund		21,784,214	4.2
1,914,327		TIAA-CREF Growth & Income Fund		28,159,756	5.4
1,231,796		TIAA-CREF Large-Cap Growth Fund		25,424,266	4.9
1,243,342		TIAA-CREF Large-Cap Value Fund		24,866,849	4.8
416,453		TIAA-CREF Small-Cap Equity Fund		8,857,952	1.7
460,254		TIAA-CREF Small/Mid-Cap Equity Fund		5,891,246	1.1
		TOTAL U.S. EQUITY		137,311,113	26.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $456,362,666)	519,293,766	99.8

		TOTAL PORTFOLIO	(Cost $456,362,666)	519,293,766	99.8
		OTHER ASSETS & LIABILITIES, NET		1,045,523	0.2
		NET ASSETS		$520,339,289	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $15,566,208 or 3.0% of net assets.

42	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—3.0%
3,484,544	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–11/27/17; cost $36,162,936)		$37,598,233	3.0%
		TOTAL DIRECT REAL ESTATE		37,598,233	3.0

FIXED INCOME—39.8%
24,496,196		TIAA-CREF Bond Fund		254,270,513	20.1
17,189,944		TIAA-CREF Bond Plus Fund		179,634,912	14.2
2,233,160		TIAA-CREF Emerging Markets Debt Fund		23,403,514	1.9
2,517,648		TIAA-CREF High-Yield Fund		24,723,306	2.0
2,093,037		TIAA-CREF International Bond Fund		20,804,783	1.6
		TOTAL FIXED INCOME		502,837,028	39.8

INFLATION-PROTECTED ASSETS—7.4%
8,100,305		TIAA-CREF Inflation-Linked Bond Fund		93,234,508	7.4
		TOTAL INFLATION-PROTECTED ASSETS		93,234,508	7.4

INTERNATIONAL EQUITY—12.4%
2,047,166		TIAA-CREF Emerging Markets Equity Fund		26,326,550	2.1
5,255,213		TIAA-CREF Enhanced International Equity Index Fund		44,248,897	3.5
2,469,845		TIAA-CREF International Equity Fund		33,046,526	2.6
2,424,060		TIAA-CREF International Opportunities Fund		31,949,104	2.5
1,653,903		TIAA-CREF International Small-Cap Equity Fund		21,418,048	1.7
		TOTAL INTERNATIONAL EQUITY		156,989,125	12.4

SHORT-TERM FIXED INCOME—8.9%
10,852,041		TIAA-CREF Short-Term Bond Fund		111,993,065	8.9
		TOTAL SHORT-TERM FIXED INCOME		111,993,065	8.9

U.S. EQUITY—28.2%
4,042,022		TIAA-CREF Enhanced Large-Cap Growth Index Fund		58,003,012	4.6
5,190,738		TIAA-CREF Enhanced Large-Cap Value Index Fund		56,579,048	4.5
4,970,605		TIAA-CREF Growth & Income Fund		73,117,605	5.8
3,196,739		TIAA-CREF Large-Cap Growth Fund		65,980,701	5.2
3,228,939		TIAA-CREF Large-Cap Value Fund		64,578,782	5.1
1,072,714		TIAA-CREF Small-Cap Equity Fund		22,816,626	1.8
1,194,631		TIAA-CREF Small/Mid-Cap Equity Fund		15,291,271	1.2
		TOTAL U.S. EQUITY		356,367,045	28.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,048,436,684)	1,259,019,004	99.7

		TOTAL PORTFOLIO	(Cost $1,048,436,684)	1,259,019,004	99.7
		OTHER ASSETS & LIABILITIES, NET		3,533,515	0.3
		NET ASSETS		$1,262,552,519	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $37,598,233 or 3.0% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	43

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.0%
5,460,322	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16–11/27/17; cost $56,791,531)		$58,916,870	3.0%
		TOTAL DIRECT REAL ESTATE		58,916,870	3.0

FIXED INCOME—38.8%
37,290,125		TIAA-CREF Bond Fund		387,071,498	19.6
26,219,549		TIAA-CREF Bond Plus Fund		273,994,290	13.9
3,404,076		TIAA-CREF Emerging Markets Debt Fund		35,674,712	1.8
3,836,669		TIAA-CREF High-Yield Fund		37,676,088	1.9
3,165,538		TIAA-CREF International Bond Fund		31,465,451	1.6
		TOTAL FIXED INCOME		765,882,039	38.8

INFLATION-PROTECTED ASSETS—5.4%
9,258,263		TIAA-CREF Inflation-Linked Bond Fund		106,562,606	5.4
		TOTAL INFLATION-PROTECTED ASSETS		106,562,606	5.4

INTERNATIONAL EQUITY—13.9%
3,548,767		TIAA-CREF Emerging Markets Equity Fund		45,637,139	2.3
9,148,172		TIAA-CREF Enhanced International Equity Index Fund		77,027,607	3.9
4,341,366		TIAA-CREF International Equity Fund		58,087,479	2.9
4,264,910		TIAA-CREF International Opportunities Fund		56,211,512	2.9
2,906,427		TIAA-CREF International Small-Cap Equity Fund		37,638,233	1.9
		TOTAL INTERNATIONAL EQUITY		274,601,970	13.9

SHORT-TERM FIXED INCOME—6.9%
13,162,318		TIAA-CREF Short-Term Bond Fund		135,835,127	6.9
		TOTAL SHORT-TERM FIXED INCOME		135,835,127	6.9

U.S. EQUITY—31.8%
7,117,513		TIAA-CREF Enhanced Large-Cap Growth Index Fund		102,136,318	5.2
9,140,451		TIAA-CREF Enhanced Large-Cap Value Index Fund		99,630,920	5.0
8,749,328		TIAA-CREF Growth & Income Fund		128,702,612	6.5
5,619,331		TIAA-CREF Large-Cap Growth Fund		115,983,000	5.9
5,672,459		TIAA-CREF Large-Cap Value Fund		113,449,174	5.8
1,865,278		TIAA-CREF Small-Cap Equity Fund		39,674,471	2.0
2,103,701		TIAA-CREF Small/Mid-Cap Equity Fund		26,927,369	1.4
		TOTAL U.S. EQUITY		626,503,864	31.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,827,492,867)	1,968,302,476	99.8

		TOTAL PORTFOLIO	(Cost $1,827,492,867)	1,968,302,476	99.8
		OTHER ASSETS & LIABILITIES, NET		3,564,559	0.2
		NET ASSETS		$1,971,867,035	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $58,916,870 or 3.0% of net assets.

44	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.0%
10,519,870	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16–11/27/17; cost $109,387,523)		$113,509,393	3.0%
		TOTAL DIRECT REAL ESTATE		113,509,393	3.0

FIXED INCOME—35.9%
66,367,245		TIAA-CREF Bond Fund		688,892,000	18.1
47,167,976		TIAA-CREF Bond Plus Fund		492,905,346	12.9
6,059,442		TIAA-CREF Emerging Markets Debt Fund		63,502,957	1.7
6,841,075		TIAA-CREF High-Yield Fund		67,179,361	1.8
5,528,246		TIAA-CREF International Bond Fund		54,950,762	1.4
		TOTAL FIXED INCOME		1,367,430,426	35.9

INFLATION-PROTECTED ASSETS—3.4%
11,295,290		TIAA-CREF Inflation-Linked Bond Fund		130,008,785	3.4
		TOTAL INFLATION-PROTECTED ASSETS		130,008,785	3.4

INTERNATIONAL EQUITY—16.0%
7,814,362		TIAA-CREF Emerging Markets Equity Fund		100,492,695	2.6
20,064,783		TIAA-CREF Enhanced International Equity Index Fund		168,945,477	4.5
9,655,140		TIAA-CREF International Equity Fund		129,185,775	3.4
9,484,786		TIAA-CREF International Opportunities Fund		125,009,484	3.3
6,453,559		TIAA-CREF International Small-Cap Equity Fund		83,573,584	2.2
		TOTAL INTERNATIONAL EQUITY		607,207,015	16.0

SHORT-TERM FIXED INCOME—4.9%
18,068,933		TIAA-CREF Short-Term Bond Fund		186,471,387	4.9
		TOTAL SHORT-TERM FIXED INCOME		186,471,387	4.9

U.S. EQUITY—36.6%
15,832,692		TIAA-CREF Enhanced Large-Cap Growth Index Fund		227,199,129	6.0
20,326,184		TIAA-CREF Enhanced Large-Cap Value Index Fund		221,555,407	5.8
19,446,746		TIAA-CREF Growth & Income Fund		286,061,628	7.5
12,495,598		TIAA-CREF Large-Cap Growth Fund		257,909,136	6.8
12,613,695		TIAA-CREF Large-Cap Value Fund		252,273,903	6.6
4,092,292		TIAA-CREF Small-Cap Equity Fund		87,043,043	2.3
4,677,962		TIAA-CREF Small/Mid-Cap Equity Fund		59,877,914	1.6
		TOTAL U.S. EQUITY		1,391,920,160	36.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,450,390,905)	3,796,547,166	99.8

		TOTAL PORTFOLIO	(Cost $3,450,390,905)	3,796,547,166	99.8
		OTHER ASSETS & LIABILITIES, NET		5,769,262	0.2
		NET ASSETS		$3,802,316,428	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $113,509,393 or 3.0% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—3.0%
11,761,603	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16–11/27/17; cost $122,304,900)		$126,907,698	3.0%
		TOTAL DIRECT REAL ESTATE		126,907,698	3.0

FIXED INCOME—31.4%
64,451,765		TIAA-CREF Bond Fund		669,009,321	15.7
46,767,002		TIAA-CREF Bond Plus Fund		488,715,166	11.5
5,908,518		TIAA-CREF Emerging Markets Debt Fund		61,921,268	1.5
6,661,098		TIAA-CREF High-Yield Fund		65,411,984	1.5
5,170,328		TIAA-CREF International Bond Fund		51,393,057	1.2
		TOTAL FIXED INCOME		1,336,450,796	31.4

INFLATION-PROTECTED ASSETS—1.5%
5,311,287		TIAA-CREF Inflation-Linked Bond Fund		61,132,910	1.5
		TOTAL INFLATION-PROTECTED ASSETS		61,132,910	1.5

INTERNATIONAL EQUITY—18.5%
10,123,411		TIAA-CREF Emerging Markets Equity Fund		130,187,061	3.0
25,827,032		TIAA-CREF Enhanced International Equity Index Fund		217,463,610	5.1
12,617,533		TIAA-CREF International Equity Fund		168,822,588	4.0
12,379,248		TIAA-CREF International Opportunities Fund		163,158,487	3.8
8,433,623		TIAA-CREF International Small-Cap Equity Fund		109,215,423	2.6
		TOTAL INTERNATIONAL EQUITY		788,847,169	18.5

SHORT-TERM FIXED INCOME—2.9%
12,057,917		TIAA-CREF Short-Term Bond Fund		124,437,703	2.9
		TOTAL SHORT-TERM FIXED INCOME		124,437,703	2.9

U.S. EQUITY—42.6%
20,658,093		TIAA-CREF Enhanced Large-Cap Growth Index Fund		296,443,633	7.0
26,511,546		TIAA-CREF Enhanced Large-Cap Value Index Fund		288,975,857	6.8
25,368,513		TIAA-CREF Growth & Income Fund		373,170,819	8.8
16,320,957		TIAA-CREF Large-Cap Growth Fund		336,864,554	7.9
16,478,732		TIAA-CREF Large-Cap Value Fund		329,574,637	7.7
5,274,651		TIAA-CREF Small-Cap Equity Fund		112,191,825	2.6
6,103,766		TIAA-CREF Small/Mid-Cap Equity Fund		78,128,207	1.8
		TOTAL U.S. EQUITY		1,815,349,532	42.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,776,955,181)	4,253,125,808	99.9

		TOTAL PORTFOLIO	(Cost $3,776,955,181)	4,253,125,808	99.9
		OTHER ASSETS & LIABILITIES, NET		5,587,606	0.1
		NET ASSETS		$4,258,713,414	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $126,907,698 or 3.0% of net assets.

46	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—3.0%
11,560,535	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–11/27/17; cost $120,209,473)		$124,738,172	3.0%
		TOTAL DIRECT REAL ESTATE		124,738,172	3.0

FIXED INCOME—25.3%
53,666,162		TIAA-CREF Bond Fund		557,054,761	13.3
34,045,108		TIAA-CREF Bond Plus Fund		355,771,382	8.5
4,943,205		TIAA-CREF Emerging Markets Debt Fund		51,804,793	1.2
5,571,021		TIAA-CREF High-Yield Fund		54,707,422	1.3
4,075,923		TIAA-CREF International Bond Fund		40,514,675	1.0
		TOTAL FIXED INCOME		1,059,853,033	25.3

INFLATION-PROTECTED ASSETS—1.0%
3,428,756		TIAA-CREF Inflation-Linked Bond Fund		39,464,983	1.0
		TOTAL INFLATION-PROTECTED ASSETS		39,464,983	1.0

INTERNATIONAL EQUITY—21.1%
11,258,857		TIAA-CREF Emerging Markets Equity Fund		144,788,897	3.5
28,685,990		TIAA-CREF Enhanced International Equity Index Fund		241,536,032	5.8
14,174,273		TIAA-CREF International Equity Fund		189,651,778	4.5
13,907,958		TIAA-CREF International Opportunities Fund		183,306,884	4.4
9,452,023		TIAA-CREF International Small-Cap Equity Fund		122,403,696	2.9
		TOTAL INTERNATIONAL EQUITY		881,687,287	21.1

SHORT-TERM FIXED INCOME—0.9%
3,817,842		TIAA-CREF Short-Term Bond Fund		39,400,133	0.9
		TOTAL SHORT-TERM FIXED INCOME		39,400,133	0.9

U.S. EQUITY—48.6%
23,169,168		TIAA-CREF Enhanced Large-Cap Growth Index Fund		332,477,562	7.9
29,754,987		TIAA-CREF Enhanced Large-Cap Value Index Fund		324,329,358	7.8
28,487,053		TIAA-CREF Growth & Income Fund		419,044,543	10.0
18,323,834		TIAA-CREF Large-Cap Growth Fund		378,203,943	9.0
18,476,446		TIAA-CREF Large-Cap Value Fund		369,528,923	8.8
5,863,001		TIAA-CREF Small-Cap Equity Fund		124,706,023	3.0
6,857,451		TIAA-CREF Small/Mid-Cap Equity Fund		87,775,374	2.1
		TOTAL U.S. EQUITY		2,036,065,726	48.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,625,594,429)	4,181,209,334	99.9

		TOTAL PORTFOLIO	(Cost $3,625,594,429)	4,181,209,334	99.9
		OTHER ASSETS & LIABILITIES, NET		6,166,951	0.1
		NET ASSETS		$4,187,376,285	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $124,738,172 or 3.0% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.0%
11,744,548	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–11/27/17; cost $122,146,667)		$126,723,671	3.0%
		TOTAL DIRECT REAL ESTATE		126,723,671	3.0

FIXED INCOME—18.6%
40,155,117		TIAA-CREF Bond Fund		416,810,111	9.8
25,738,106		TIAA-CREF Bond Plus Fund		268,963,206	6.3
3,757,334		TIAA-CREF Emerging Markets Debt Fund		39,376,861	0.9
4,212,027		TIAA-CREF High-Yield Fund		41,362,101	1.0
2,644,161		TIAA-CREF International Bond Fund		26,282,960	0.6
		TOTAL FIXED INCOME		792,795,239	18.6

INTERNATIONAL EQUITY—23.6%
12,723,681		TIAA-CREF Emerging Markets Equity Fund		163,626,537	3.9
32,503,727		TIAA-CREF Enhanced International Equity Index Fund		273,681,383	6.4
16,179,437		TIAA-CREF International Equity Fund		216,480,865	5.1
15,868,322		TIAA-CREF International Opportunities Fund		209,144,487	4.9
10,774,845		TIAA-CREF International Small-Cap Equity Fund		139,534,243	3.3
		TOTAL INTERNATIONAL EQUITY		1,002,467,515	23.6

U.S. EQUITY—54.6%
26,441,040		TIAA-CREF Enhanced Large-Cap Growth Index Fund		379,428,924	8.9
33,952,028		TIAA-CREF Enhanced Large-Cap Value Index Fund		370,077,101	8.7
32,496,914		TIAA-CREF Growth & Income Fund		478,029,605	11.2
20,907,928		TIAA-CREF Large-Cap Growth Fund		431,539,629	10.2
21,123,079		TIAA-CREF Large-Cap Value Fund		422,461,575	9.9
6,638,225		TIAA-CREF Small-Cap Equity Fund		141,195,046	3.3
7,820,317		TIAA-CREF Small/Mid-Cap Equity Fund		100,100,056	2.4
		TOTAL U.S. EQUITY		2,322,831,936	54.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,593,288,993)	4,244,818,361	99.8

		TOTAL PORTFOLIO	(Cost $3,593,288,993)	4,244,818,361	99.8
		OTHER ASSETS & LIABILITIES, NET		6,929,204	0.2
		NET ASSETS		$4,251,747,565	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $126,723,671 or 3.0% of net assets.

48	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.0%
14,565,318	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–11/27/17; cost $151,472,750)		$157,159,777	3.0%
		TOTAL DIRECT REAL ESTATE		157,159,777	3.0

FIXED INCOME—10.1%
27,210,181		TIAA-CREF Bond Fund		282,441,678	5.3
18,012,245		TIAA-CREF Bond Plus Fund		188,227,959	3.6
2,615,401		TIAA-CREF Emerging Markets Debt Fund		27,409,398	0.5
2,947,463		TIAA-CREF High-Yield Fund		28,944,086	0.5
926,492		TIAA-CREF International Bond Fund		9,209,335	0.2
		TOTAL FIXED INCOME		536,232,456	10.1

INTERNATIONAL EQUITY—26.1%
17,491,309		TIAA-CREF Emerging Markets Equity Fund		224,938,231	4.3
44,549,875		TIAA-CREF Enhanced International Equity Index Fund		375,109,951	7.1
22,284,391		TIAA-CREF International Equity Fund		298,165,153	5.6
21,899,246		TIAA-CREF International Opportunities Fund		288,632,062	5.5
14,869,095		TIAA-CREF International Small-Cap Equity Fund		192,554,785	3.6
		TOTAL INTERNATIONAL EQUITY		1,379,400,182	26.1

U.S. EQUITY—60.6%
36,490,489		TIAA-CREF Enhanced Large-Cap Growth Index Fund		523,638,514	9.9
46,848,157		TIAA-CREF Enhanced Large-Cap Value Index Fund		510,644,916	9.7
44,746,793		TIAA-CREF Growth & Income Fund		658,225,327	12.4
28,822,578		TIAA-CREF Large-Cap Growth Fund		594,898,019	11.3
29,082,780		TIAA-CREF Large-Cap Value Fund		581,655,596	11.0
9,104,484		TIAA-CREF Small-Cap Equity Fund		193,652,377	3.7
10,781,992		TIAA-CREF Small/Mid-Cap Equity Fund		138,009,494	2.6
		TOTAL U.S. EQUITY		3,200,724,243	60.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,354,556,149)	5,273,516,658	99.8

		TOTAL PORTFOLIO	(Cost $4,354,556,149)	5,273,516,658	99.8
		OTHER ASSETS & LIABILITIES, NET		7,973,284	0.2
		NET ASSETS		$5,281,489,942	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $157,159,777 or 3.0% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.0%
7,348,298	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–11/27/17; cost $76,531,509)		$79,288,133	3.0%
		TOTAL DIRECT REAL ESTATE		79,288,133	3.0

FIXED INCOME—5.6%
7,396,646		TIAA-CREF Bond Fund		76,777,183	2.9
5,183,319		TIAA-CREF Bond Plus Fund		54,165,683	2.1
760,124		TIAA-CREF Emerging Markets Debt Fund		7,966,104	0.3
848,165		TIAA-CREF High-Yield Fund		8,328,982	0.3
76,451		TIAA-CREF International Bond Fund		759,927	0.0
		TOTAL FIXED INCOME		147,997,879	5.6

INTERNATIONAL EQUITY—27.4%
9,290,816		TIAA-CREF Emerging Markets Equity Fund		119,479,893	4.5
23,308,325		TIAA-CREF Enhanced International Equity Index Fund		196,256,093	7.4
11,843,449		TIAA-CREF International Equity Fund		158,465,352	5.9
11,641,911		TIAA-CREF International Opportunities Fund		153,440,387	5.8
7,901,168		TIAA-CREF International Small-Cap Equity Fund		102,320,128	3.8
		TOTAL INTERNATIONAL EQUITY		729,961,853	27.4

U.S. EQUITY—63.8%
19,377,590		TIAA-CREF Enhanced Large-Cap Growth Index Fund		278,068,413	10.4
24,881,564		TIAA-CREF Enhanced Large-Cap Value Index Fund		271,209,044	10.2
23,802,196		TIAA-CREF Growth & Income Fund		350,130,310	13.1
15,326,228		TIAA-CREF Large-Cap Growth Fund		316,333,355	11.9
15,473,321		TIAA-CREF Large-Cap Value Fund		309,466,430	11.6
4,821,907		TIAA-CREF Small-Cap Equity Fund		102,561,969	3.8
5,735,030		TIAA-CREF Small/Mid-Cap Equity Fund		73,408,390	2.8
		TOTAL U.S. EQUITY		1,701,177,911	63.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,088,488,679)	2,658,425,776	99.8

		TOTAL PORTFOLIO	(Cost $2,088,488,679)	2,658,425,776	99.8
		OTHER ASSETS & LIABILITIES, NET		6,072,363	0.2
		NET ASSETS		$2,664,498,139	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $79,288,133 or 3.0% of net assets.

50	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—3.0%
4,715,540	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–11/27/17; cost $49,134,338)		$50,880,674	3.0%
		TOTAL DIRECT REAL ESTATE		50,880,674	3.0

FIXED INCOME—4.4%
3,703,292		TIAA-CREF Bond Fund		38,440,171	2.3
2,683,923		TIAA-CREF Bond Plus Fund		28,046,998	1.6
393,750		TIAA-CREF Emerging Markets Debt Fund		4,126,502	0.2
439,062		TIAA-CREF High-Yield Fund		4,311,587	0.3
25,623		TIAA-CREF International Bond Fund		254,691	0.0
		TOTAL FIXED INCOME		75,179,949	4.4

INTERNATIONAL EQUITY—27.7%
6,078,752		TIAA-CREF Emerging Markets Equity Fund		78,172,757	4.6
15,062,881		TIAA-CREF Enhanced International Equity Index Fund		126,829,456	7.4
7,710,447		TIAA-CREF International Equity Fund		103,165,780	6.0
7,588,696		TIAA-CREF International Opportunities Fund		100,019,014	5.8
5,152,397		TIAA-CREF International Small-Cap Equity Fund		66,723,546	3.9
		TOTAL INTERNATIONAL EQUITY		474,910,553	27.7

U.S. EQUITY—64.7%
12,616,358		TIAA-CREF Enhanced Large-Cap Growth Index Fund		181,044,734	10.6
16,197,369		TIAA-CREF Enhanced Large-Cap Value Index Fund		176,551,324	10.3
15,501,210		TIAA-CREF Growth & Income Fund		228,022,802	13.3
9,981,639		TIAA-CREF Large-Cap Growth Fund		206,021,031	12.0
10,071,248		TIAA-CREF Large-Cap Value Fund		201,424,957	11.8
3,137,067		TIAA-CREF Small-Cap Equity Fund		66,725,408	3.9
3,733,395		TIAA-CREF Small/Mid-Cap Equity Fund		47,787,460	2.8
		TOTAL U.S. EQUITY		1,107,577,716	64.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,353,899,608)	1,708,548,892	99.8

		TOTAL PORTFOLIO	(Cost $1,353,899,608)	1,708,548,892	99.8
		OTHER ASSETS & LIABILITIES, NET		3,719,807	0.2
		NET ASSETS		$1,712,268,699	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $50,880,674 or 3.0% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	51

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]

DIRECT REAL ESTATE—3.0%
1,318,600	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–11/27/17; cost $13,765,790)		$14,227,697	3.0%
		TOTAL DIRECT REAL ESTATE		14,227,697	3.0

FIXED INCOME—3.3%
739,943		TIAA-CREF Bond Fund		7,680,610	1.6
568,587		TIAA-CREF Bond Plus Fund		5,941,735	1.2
82,804		TIAA-CREF Emerging Markets Debt Fund		867,791	0.2
93,009		TIAA-CREF High-Yield Fund		913,349	0.2
24,154		TIAA-CREF International Bond Fund		240,091	0.1
		TOTAL FIXED INCOME		15,643,576	3.3

INTERNATIONAL EQUITY—28.0%
1,727,143		TIAA-CREF Emerging Markets Equity Fund		22,211,065	4.6
4,224,322		TIAA-CREF Enhanced International Equity Index Fund		35,568,790	7.4
2,185,361		TIAA-CREF International Equity Fund		29,240,128	6.1
2,153,884		TIAA-CREF International Opportunities Fund		28,388,186	5.9
1,463,423		TIAA-CREF International Small-Cap Equity Fund		18,951,333	4.0
		TOTAL INTERNATIONAL EQUITY		134,359,502	28.0

U.S. EQUITY—65.6%
3,583,872		TIAA-CREF Enhanced Large-Cap Growth Index Fund		51,428,558	10.7
4,600,963		TIAA-CREF Enhanced Large-Cap Value Index Fund		50,150,495	10.5
4,399,249		TIAA-CREF Growth & Income Fund		64,712,959	13.5
2,833,368		TIAA-CREF Large-Cap Growth Fund		58,480,725	12.2
2,856,062		TIAA-CREF Large-Cap Value Fund		57,121,248	11.9
890,320		TIAA-CREF Small-Cap Equity Fund		18,937,100	4.0
1,059,339		TIAA-CREF Small/Mid-Cap Equity Fund		13,559,534	2.8
		TOTAL U.S. EQUITY		314,390,619	65.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $395,074,204)	478,621,394	99.9

		TOTAL PORTFOLIO	(Cost $395,074,204)	478,621,394	99.9
		OTHER ASSETS & LIABILITIES, NET		712,912	0.1
		NET ASSETS		$479,334,306	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $14,227,697 or 3.0% of net assets.

52	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2060 Fund  ■  November 30, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—2.9%
168,901	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–11/27/17; cost $1,772,940)		$1,822,443	2.9%
		TOTAL DIRECT REAL ESTATE		1,822,443	2.9

FIXED INCOME—2.2%
58,468		TIAA-CREF Bond Fund		606,895	1.0
50,524		TIAA-CREF Bond Plus Fund		527,978	0.9
7,662		TIAA-CREF Emerging Markets Debt Fund		80,294	0.1
8,288		TIAA-CREF High-Yield Fund		81,386	0.1
8,551		TIAA-CREF International Bond Fund		84,997	0.1
		TOTAL FIXED INCOME		1,381,550	2.2

INTERNATIONAL EQUITY—28.2%
227,456		TIAA-CREF Emerging Markets Equity Fund		2,925,089	4.7
542,049		TIAA-CREF Enhanced International Equity Index Fund		4,564,053	7.3
287,582		TIAA-CREF International Equity Fund		3,847,841	6.2
283,299		TIAA-CREF International Opportunities Fund		3,733,885	6.0
192,643		TIAA-CREF International Small-Cap Equity Fund		2,494,722	4.0
		TOTAL INTERNATIONAL EQUITY		17,565,590	28.2

U.S. EQUITY—66.3%
470,361		TIAA-CREF Enhanced Large-Cap Growth Index Fund		6,749,677	10.8
604,316		TIAA-CREF Enhanced Large-Cap Value Index Fund		6,587,044	10.6
578,834		TIAA-CREF Growth & Income Fund		8,514,655	13.7
372,570		TIAA-CREF Large-Cap Growth Fund		7,689,846	12.3
375,889		TIAA-CREF Large-Cap Value Fund		7,517,788	12.1
116,877		TIAA-CREF Small-Cap Equity Fund		2,485,964	4.0
139,072		TIAA-CREF Small/Mid-Cap Equity Fund		1,780,124	2.8
		TOTAL U.S. EQUITY		41,325,098	66.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $54,106,773)	62,094,681	99.6

		TOTAL PORTFOLIO	(Cost $54,106,773)	62,094,681	99.6
		OTHER ASSETS & LIABILITIES, NET		247,726	0.4
		NET ASSETS		$62,342,407	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 11/30/17, the total value of this security amounted to $1,822,443 or 2.9% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	53

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds  ■  November 30, 2017

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
ASSETS
Affiliated investments, at value‡	$519,293,766	$1,259,019,004	$1,968,302,476	$3,796,547,166	$4,253,125,808	$4,181,209,334
Cash	—	1,366,948	390,831	1,202,524	1,722,657	1,214,667
Receivable from securities transactions	1,459,296	3,105,373	5,315,891	10,886,445	11,569,110	10,731,318
Receivable from Fund shares sold	438,200	2,214,240	2,542,571	4,676,982	6,851,016	7,527,711
Dividends and interest receivable	590,378	1,390,542	2,054,429	3,573,725	3,386,419	2,582,540
Due from affiliates	6,731	12,522	18,832	35,018	39,041	38,301
Other	74,294	83,260	110,000	152,476	154,951	147,435
Total assets	521,862,665	1,267,191,889	1,978,735,030	3,817,074,336	4,276,849,002	4,203,451,306
LIABILITIES
Management fees payable	4,274	10,334	16,181	31,172	34,868	34,261
Service agreement fees payable	3,770	8,940	13,943	24,794	25,630	23,621
Distribution fees payable	27,397	18,652	31,809	66,218	75,489	75,267
Due to affiliates	14,878	17,012	20,970	30,929	33,100	32,605
Overdraft payable	268,851	—	—	—	—	—
Payable for securities transactions	1,032,626	4,418,459	5,811,966	14,131,521	15,833,669	15,140,130
Payable for Fund shares redeemed	140,421	80,086	844,796	280,394	1,930,758	572,294
Payable for trustee compensation	18,367	68,497	101,661	149,426	150,526	145,054
Accrued expenses and other payables	12,792	17,390	26,669	43,454	51,548	51,789
Total liabilities	1,523,376	4,639,370	6,867,995	14,757,908	18,135,588	16,075,021
NET ASSETS	$520,339,289	$1,262,552,519	$1,971,867,035	$3,802,316,428	$4,258,713,414	$4,187,376,285
NET ASSETS CONSIST OF:
Paid-in-capital	$457,461,817	$1,032,121,126	$1,744,836,538	$3,300,086,138	$3,619,937,259	$3,472,043,862
Undistributed net investment income (loss)	1,098,079	15,395,063	22,470,410	38,199,683	36,348,516	29,572,818
Accumulated net realized gain (loss) on total investments	(1,151,707)	4,454,010	63,750,478	117,874,346	126,257,012	130,144,700
Net unrealized appreciation (depreciation) on total investments	62,931,100	210,582,320	140,809,609	346,156,261	476,170,627	555,614,905
NET ASSETS	$520,339,289	$1,262,552,519	$1,971,867,035	$3,802,316,428	$4,258,713,414	$4,187,376,285
INSTITUTIONAL CLASS:
Net assets	$187,115,382	$676,154,687	$1,035,386,489	$2,055,443,279	$2,392,924,229	$2,419,380,257
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,735,929	55,888,475	98,085,842	188,620,181	215,363,468	215,803,801
Net asset value per share	$11.89	$12.10	$10.56	$10.90	$11.11	$11.21
ADVISOR CLASS:
Net assets	$112,073	$113,578	$112,304	$114,131	$128,882	$126,941
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,424	9,386	10,644	10,478	11,606	11,323
Net asset value per share	$11.89	$12.10	$10.55	$10.89	$11.10	$11.21
PREMIER CLASS:
Net assets	$38,679,970	$153,550,693	$260,137,679	$543,145,589	$619,666,552	$619,450,028
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,255,271	12,734,402	24,772,635	50,019,416	56,062,069	55,562,772
Net asset value per share	$11.88	$12.06	$10.50	$10.86	$11.05	$11.15
RETIREMENT CLASS:
Net assets	$183,596,959	$432,733,561	$676,230,563	$1,203,613,429	$1,245,993,751	$1,148,419,059
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,476,415	30,714,170	52,723,832	89,028,121	89,422,156	80,269,773
Net asset value per share	$11.86	$14.09	$12.83	$13.52	$13.93	$14.31
RETAIL CLASS:
Net assets	$110,834,905	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,334,309	—	—	—	—	—
Net asset value per share	$11.87	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$456,362,666	$1,048,436,684	$1,827,492,867	$3,450,390,905	$3,776,955,181	$3,625,594,429

54	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	55

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds ■ November 30, 2017

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
ASSETS
Affiliated investments, at value‡	$4,244,818,361	$5,273,516,658	$2,658,425,776	$1,708,548,892	$478,621,394	$62,094,681
Cash	1,523,055	1,756,901	2,189,809	1,529,792	531,637	108,500
Receivable from securities transactions	11,613,724	12,123,944	4,605,977	2,291,903	634,107	57,255
Receivable from Fund shares sold	8,605,929	9,391,375	8,743,777	5,878,810	2,267,693	309,150
Dividends and interest receivable	1,901,334	1,323,060	383,064	196,714	41,270	3,401
Due from affiliates	38,843	47,817	24,963	16,528	5,617	1,814
Other	147,062	190,115	75,913	55,398	7,066	20,734
Total assets	4,268,648,308	5,298,349,870	2,674,449,279	1,718,518,037	482,108,784	62,595,535
LIABILITIES
Management fees payable	34,795	43,154	21,771	13,970	3,909	504
Service agreement fees payable	21,594	26,538	12,434	8,026	2,580	330
Distribution fees payable	80,863	101,975	55,463	38,714	13,222	1,181
Due to affiliates	32,877	38,450	23,965	18,865	12,366	10,206
Payable for securities transactions	13,618,772	16,278,490	6,566,791	5,932,977	1,889,895	213,564
Payable for Fund shares redeemed	2,917,018	122,953	3,165,230	171,415	825,073	19,546
Payable for trustee compensation	145,767	191,892	62,194	36,669	6,892	532
Accrued expenses and other payables	49,057	56,476	43,292	28,702	20,541	7,265
Total liabilities	16,900,743	16,859,928	9,951,140	6,249,338	2,774,478	253,128
NET ASSETS	$4,251,747,565	$5,281,489,942	$2,664,498,139	$1,712,268,699	$479,334,306	$62,342,407
NET ASSETS CONSIST OF:
Paid-in-capital	$3,438,118,260	$4,156,805,651	$2,080,162,077	$1,348,810,216	$394,413,078	$54,710,401
Undistributed net investment income (loss)	22,851,178	18,063,278	13,994,020	8,089,209	1,504,045	100,107
Accumulated net realized gain (loss) on total investments	139,248,759	187,660,504	404,945	719,990	(130,007)	(456,009)
Net unrealized appreciation (depreciation) on total investments	651,529,368	918,960,509	569,937,097	354,649,284	83,547,190	7,987,908
NET ASSETS	$4,251,747,565	$5,281,489,942	$2,664,498,139	$1,712,268,699	$479,334,306	$62,342,407
INSTITUTIONAL CLASS:
Net assets	$2,537,486,261	$3,148,867,681	$1,601,255,585	$1,001,208,082	$243,199,653	$35,964,122
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	222,263,860	271,883,632	123,369,010	76,786,242	16,478,372	2,996,553
Net asset value per share	$11.42	$11.58	$12.98	$13.04	$14.76	$12.00
ADVISOR CLASS:
Net assets	$124,947	$123,200	$127,174	$127,866	$128,867	$132,580
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,953	10,644	9,796	9,806	8,732	11,048
Net asset value per share	$11.41	$11.57	$12.98	$13.04	$14.76	$12.00
PREMIER CLASS:
Net assets	$666,789,777	$841,546,240	$460,112,509	$321,762,994	$110,647,613	$10,110,282
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	58,633,717	72,952,482	35,633,199	24,792,613	7,529,075	843,728
Net asset value per share	$11.37	$11.54	$12.91	$12.98	$14.70	$11.98
RETIREMENT CLASS:
Net assets	$1,047,346,580	$1,290,952,821	$603,002,871	$389,169,757	$125,358,173	$16,135,423
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	70,633,177	84,159,980	46,845,258	30,100,284	8,532,922	1,348,656
Net asset value per share	$14.83	$15.34	$12.87	$12.93	$14.69	$11.96
‡ Affiliated investments, cost	$3,593,288,993	$4,354,556,149	$2,088,488,679	$1,353,899,608	$395,074,204	$54,106,773

56	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	57

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2017

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,955,276	$9,532,853	$14,323,336	$24,953,182	$24,252,663	$20,035,636
Total income	3,955,276	9,532,853	14,323,336	24,953,182	24,252,663	20,035,636

EXPENSES
Management fees	252,631	622,192	972,334	1,841,197	2,028,445	1,983,738
Shareholder servicing — Institutional Class	546	606	748	1,150	1,264	1,288
Shareholder servicing — Advisor Class	7	7	10	7	39	20
Shareholder servicing — Premier Class	65	101	149	261	280	281
Shareholder servicing — Retirement Class	221,618	543,835	848,790	1,475,247	1,497,296	1,377,568
Shareholder servicing — Retail Class	12,472	—	—	—	—	—
Distribution fees — Premier Class	28,025	113,059	194,076	394,974	446,809	441,134
Distribution fees — Retail Class	134,033	—	—	—	—	—
Shareholder reports	42,303	30,548	43,085	70,564	73,859	72,022
Registration fees	41,423	37,965	38,442	43,425	43,663	39,388
Administrative service fees	21,829	24,894	30,542	45,360	48,862	48,223
Professional fees	15,643	13,981	15,204	19,262	19,633	19,481
Trustee fees and expenses	3,850	9,425	14,795	27,728	30,321	29,597
Other expenses	14,111	14,029	16,078	22,000	33,577	34,400
Total expenses	788,556	1,410,642	2,174,253	3,941,175	4,224,048	4,047,140
Less: Expenses reimbursed by the investment adviser	(151,707)	(130,877)	(158,699)	(230,467)	(252,305)	(245,482)
Fee waiver by investment adviser and TPIS	(252,631)	(622,192)	(972,334)	(1,841,197)	(2,028,444)	(1,983,738)
Net expenses	384,218	657,573	1,043,220	1,869,511	1,943,299	1,817,920
Net investment income (loss)	3,571,058	8,875,280	13,280,116	23,083,671	22,309,364	18,217,716
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	3,673,813	15,134,091	29,990,560	53,563,845	55,508,028	53,382,554
Net realized gain (loss) from investments	3,673,813	15,134,091	29,990,560	53,563,845	55,508,028	53,382,554
Net change in unrealized appreciation (depreciation) from affiliated investments	17,271,998	40,367,320	67,407,903	159,532,525	217,470,285	250,799,060
Net realized and unrealized gain (loss) from investments	20,945,811	55,501,411	97,398,463	213,096,370	272,978,313	304,181,614
Net increase (decrease) in net assets from operations	$24,516,869	$64,376,691	$110,678,579	$236,180,041	$295,287,677	$322,399,330

58	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	59

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Funds ■ For the period ended November 30, 2017

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$16,056,051	$13,822,987	$5,245,181	$3,050,897	$748,598	$74,971
Total income	16,056,051	13,822,987	5,245,181	3,050,897	748,598	74,971

EXPENSES
Management fees	2,007,440	2,495,970	1,224,740	779,047	211,068	23,754
Shareholder servicing — Institutional Class	1,257	1,565	952	806	585	352
Shareholder servicing — Advisor Class	27	12	7	7	8	28
Shareholder servicing — Premier Class	284	351	206	160	99	65
Shareholder servicing — Retirement Class	1,257,117	1,537,343	707,999	451,676	141,927	16,806
Distribution fees — Premier Class	469,663	594,023	315,885	219,625	72,558	6,022
Shareholder reports	72,541	89,871	53,323	39,737	18,473	8,689
Registration fees	38,736	39,155	36,437	34,920	33,302	32,342
Administrative service fees	48,688	56,874	35,871	27,916	18,290	15,005
Professional fees	19,639	22,283	17,248	15,538	13,084	12,318
Trustee fees and expenses	29,882	37,221	18,044	11,470	3,043	370
Other expenses	34,794	36,539	39,109	28,977	18,816	9,518
Total expenses	3,980,068	4,911,207	2,449,821	1,609,879	531,253	125,269
Less: Expenses reimbursed by the investment adviser	(246,472)	(284,675)	(201,772)	(160,140)	(106,109)	(78,771)
Fee waiver by investment adviser and TPIS	(2,007,440)	(2,495,970)	(1,224,739)	(779,047)	(211,068)	(23,754)
Net expenses	1,726,156	2,130,562	1,023,310	670,692	214,076	22,744
Net investment income (loss)	14,329,895	11,692,425	4,221,871	2,380,205	534,522	52,227
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	55,476,933	76,350,966	1,378,168	688,365	84,307	(15,941)
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	(3,979)
Net realized gain (loss) from investments	55,476,933	76,350,966	1,378,168	688,365	84,307	(19,920)
Net change in unrealized appreciation (depreciation) from affiliated investments	289,774,259	398,884,832	244,265,005	157,848,340	43,676,092	5,090,732
Net realized and unrealized gain (loss) from investments	345,251,192	475,235,798	245,643,173	158,536,705	43,760,399	5,070,812
Net increase (decrease) in net assets from operations	$359,581,087	$486,928,223	$249,865,044	$160,916,910	$44,294,921	$5,123,039

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Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited	)	(unaudited	)	(unaudited	)
OPERATIONS
Net investment income (loss)		$ 3,571,058	$ 8,705,407	$ 8,875,280	$23,256,544	$ 13,280,116	$36,533,943
Net realized gain (loss) from investments		3,673,813	3,339,573	15,134,091	18,335,734	29,990,560	53,943,946
Net change in unrealized appreciation (depreciation) from affiliated investments		17,271,998	26,167,483	40,367,320	64,421,724	67,407,903	91,256,986
Net increase (decrease) in net assets from operations		24,516,869	38,212,463	64,376,691	106,014,002	110,678,579	181,734,875
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,367,939)	(3,709,139)	—	(14,563,499)	—	(23,608,049)
	Advisor Class	(811)	(2,543)	—	(2,642)	—	(2,703)
	Premier Class	(251,314)	(772,233)	—	(3,502,572)	—	(5,943,868)
	Retirement Class	(1,100,412)	(3,389,518)	—	(8,196,781)	—	(12,384,439)
	Retail Class	(664,237)	(2,113,782)	—	—	—	—
From realized gains:	Institutional Class	—	(2,188,139)	—	(9,486,952)	—	(32,510,050)
	Advisor Class	—	(1,512)	—	(1,731)	—	(3,744)
	Premier Class	—	(481,510)	—	(2,421,212)	—	(8,661,924)
	Retirement Class	—	(2,193,675)	—	(6,031,489)	—	(19,328,913)
	Retail Class	—	(1,386,559)	—	—	—	—
Total distributions		(3,384,713)	(16,238,610)	—	(44,206,878)	—	(102,443,690)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	18,657,100	53,146,040	56,573,220	116,820,889	60,454,116	143,229,473
	Premier Class	4,578,546	10,898,551	7,935,406	27,878,233	10,780,706	42,411,281
	Retirement Class	15,519,061	38,645,071	14,931,458	50,369,717	16,467,315	54,965,689
	Retail Class	8,683,356	17,546,068	—	—	—	—
Reinvestments of distributions:	Institutional Class	1,367,939	5,897,278	—	24,050,451	—	56,118,099
	Premier Class	251,314	1,253,743	—	5,923,784	—	14,605,792
	Retirement Class	1,100,412	5,583,193	—	14,228,270	—	31,713,352
	Retail Class	635,651	3,348,947	—	—	—	—
Redemptions:	Institutional Class	(19,633,550)	(18,847,698)	(54,377,405)	(67,867,519)	(71,260,469)	(104,427,870)
	Premier Class	(4,753,629)	(7,246,115)	(13,082,300)	(32,233,703)	(21,847,280)	(37,669,939)
	Retirement Class	(15,375,064)	(20,640,492)	(38,784,369)	(77,043,880)	(61,407,082)	(102,375,266)
	Retail Class	(7,134,616)	(13,298,713)	—	—	—	—
Net increase (decrease) from shareholder transactions		3,896,520	76,285,873	(26,803,990)	62,126,242	(66,812,694)	98,570,611
Net increase (decrease) in net assets		25,028,676	98,259,726	37,572,701	123,933,366	43,865,885	177,861,796
NET ASSETS
Beginning of period		495,310,613	397,050,887	1,224,979,818	1,101,046,452	1,928,001,150	1,750,139,354
End of period		$520,339,289	$495,310,613	$1,262,552,519	$1,224,979,818	$1,971,867,035	$1,928,001,150
Undistributed net investment income (loss) included in net assets		$ 1,098,079	$ 911,734	$ 15,395,063	$ 6,519,783	$ 22,470,410	$ 9,190,294
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,604,650	4,801,574	4,792,953	10,455,711	5,876,643	14,710,993
	Premier Class	394,014	985,163	672,793	2,523,916	1,059,974	4,367,038
	Retirement Class	1,335,607	3,491,398	1,082,979	3,887,637	1,321,126	4,656,944
	Retail Class	749,473	1,584,062	—	—	—	—
Shares reinvested:	Institutional Class	118,483	542,271	—	2,231,025	—	6,021,255
	Premier Class	21,772	115,424	—	550,538	—	1,573,900
	Retirement Class	95,477	514,675	—	1,131,023	—	2,794,128
	Retail Class	55,103	308,517	—	—	—	—
Shares redeemed:	Institutional Class	(1,687,490)	(1,693,194)	(4,600,678)	(6,058,006)	(6,953,872)	(10,654,416)
	Premier Class	(411,415)	(652,554)	(1,117,506)	(2,907,132)	(2,148,287)	(3,881,083)
	Retirement Class	(1,331,501)	(1,867,849)	(2,819,530)	(5,965,179)	(4,939,190)	(8,697,730)
	Retail Class	(616,625)	(1,201,417)	—	—	—	—
Net increase (decrease) from shareholder transactions		327,548	6,928,070	(1,988,989)	5,849,533	(5,783,606)	10,891,029

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Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$23,083,671	$63,194,705	$22,309,364	$64,576,805	$18,217,716	$60,231,396
Net realized gain (loss) from investments		53,563,845	100,670,908	55,508,028	109,598,503	53,382,554	115,931,280
Net change in unrealized appreciation (depreciation) from affiliated investments		159,532,525	194,815,784	217,470,285	246,544,902	250,799,060	270,496,194
Net increase (decrease) in net assets from operations		236,180,041	358,681,397	295,287,677	420,720,210	322,399,330	446,658,870
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(41,050,712)	—	(42,737,431)	—	(41,356,339)
	Advisor Class	—	(2,586)	—	(2,685)	—	(2,366)
	Premier Class	—	(10,899,392)	—	(11,388,545)	—	(10,486,960)
	Retirement Class	—	(18,857,802)	—	(17,325,872)	—	(14,604,570)
From realized gains:	Institutional Class	—	(63,519,879)	—	(72,022,692)	—	(78,359,669)
	Advisor Class	—	(4,025)	—	(4,577)	—	(4,512)
	Premier Class	—	(17,892,237)	—	(20,392,135)	—	(21,178,334)
	Retirement Class	—	(33,178,434)	—	(33,418,126)	—	(31,899,691)
Total distributions		—	(185,405,067)	—	(197,292,063)	—	(197,892,441)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	125,806,120	318,949,151	177,732,157	379,180,635	167,579,024	354,512,521
	Advisor Class	—	—	—	15,397	8,188	—
	Premier Class	24,028,701	76,329,167	29,132,052	88,001,424	32,320,478	78,537,765
	Retirement Class	49,037,317	115,280,415	59,649,486	135,447,562	53,907,530	131,467,404
Reinvestments of distributions:	Institutional Class	—	104,570,591	—	114,760,123	—	119,716,008
	Advisor Class	—	—	—	627	—	—
	Premier Class	—	28,791,629	—	31,780,680	—	31,665,294
	Retirement Class	—	52,036,236	—	50,743,998	—	46,504,261
Redemptions:	Institutional Class	(92,634,869)	(136,699,636)	(86,725,243)	(107,861,517)	(74,497,804)	(113,274,790)
	Advisor Class	—	—	(5,200)	—	—	—
	Premier Class	(27,846,210)	(53,810,383)	(26,437,775)	(46,903,274)	(23,052,341)	(41,265,987)
	Retirement Class	(71,255,603)	(113,465,770)	(64,076,777)	(99,234,331)	(58,581,930)	(78,635,062)
Net increase (decrease) from shareholder transactions		7,135,456	391,981,400	89,268,700	545,931,324	97,683,145	529,227,414
Net increase (decrease) in net assets		243,315,497	565,257,730	384,556,377	769,359,471	420,082,475	777,993,843
NET ASSETS
Beginning of period		3,559,000,931	2,993,743,201	3,874,157,037	3,104,797,566	3,767,293,810	2,989,299,967
End of period		$3,802,316,428	$3,559,000,931	$4,258,713,414	$3,874,157,037	$4,187,376,285	$3,767,293,810
Undistributed net investment income (loss) included in net assets		$38,199,683	$15,116,012	$36,348,516	$14,039,152	$29,572,818	$11,355,102
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,934,227	32,234,757	16,615,235	38,084,733	15,622,688	35,714,237
	Advisor Class	—	—	—	1,548	778	—
	Premier Class	2,285,042	7,738,841	2,735,639	8,883,613	3,025,564	7,959,788
	Retirement Class	3,753,049	9,404,687	4,440,237	10,885,573	3,930,381	10,460,784
Shares reinvested:	Institutional Class	—	11,007,431	—	12,016,767	—	12,601,685
	Advisor Class	—	—	—	66	—	—
	Premier Class	—	3,037,092	—	3,338,307	—	3,347,283
	Retirement Class	—	4,402,389	—	4,225,145	—	3,824,364
Shares redeemed:	Institutional Class	(8,752,927)	(13,633,401)	(8,042,121)	(10,667,452)	(6,878,804)	(11,205,601)
	Advisor Class	—	—	(481)	—	—	—
	Premier Class	(2,662,818)	(5,429,638)	(2,484,217)	(4,730,894)	(2,172,294)	(4,186,879)
	Retirement Class	(5,443,291)	(9,291,350)	(4,801,247)	(8,025,443)	(4,281,586)	(6,253,553)
Net increase (decrease) from shareholder transactions		1,113,282	39,470,808	8,463,045	54,011,963	9,246,727	52,262,108

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Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$14,329,895	$57,227,961	$11,692,425	$66,394,467	$4,221,871	$28,947,446
Net realized gain (loss) from investments		55,476,933	125,466,542	76,350,966	170,843,181	1,378,168	16,553,556
Net change in unrealized appreciation (depreciation) from affiliated investments		289,774,259	304,064,509	398,884,832	415,894,563	244,265,005	260,399,078
Net increase (decrease) in net assets from operations		359,581,087	486,759,012	486,928,223	653,132,211	249,865,044	305,900,080
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(40,058,924)	—	(46,215,290)	—	(14,202,510)
	Advisor Class	—	(2,190)	—	(2,021)	—	(1,384)
	Premier Class	—	(9,968,999)	—	(11,573,622)	—	(3,825,853)
	Retirement Class	—	(11,962,751)	—	(12,928,753)	—	(4,943,221)
From realized gains:	Institutional Class	—	(86,983,288)	—	(120,948,075)	—	(28,071,100)
	Advisor Class	—	(4,790)	—	(5,330)	—	(2,767)
	Premier Class	—	(23,178,637)	—	(32,642,871)	—	(8,405,152)
	Retirement Class	—	(30,416,301)	—	(40,468,553)	—	(11,792,756)
Total distributions		—	(202,575,880)	—	(264,784,515)	—	(71,244,743)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	171,773,585	345,257,719	176,320,997	367,676,423	149,526,394	298,751,043
	Advisor Class	—	4,412	1,400	—	—	—
	Premier Class	37,108,250	85,215,442	36,572,173	92,608,299	37,759,990	76,112,810
	Retirement Class	47,437,532	115,298,988	52,241,608	115,627,165	45,738,138	92,478,256
Reinvestments of distributions:	Institutional Class	—	127,042,212	—	167,163,365	—	42,273,609
	Premier Class	—	33,147,636	—	44,216,493	—	12,231,005
	Retirement Class	—	42,379,052	—	53,397,306	—	16,735,977
Redemptions:	Institutional Class	(87,578,584)	(114,903,979)	(117,988,155)	(131,869,674)	(35,395,662)	(64,086,241)
	Premier Class	(18,580,922)	(35,023,835)	(24,015,858)	(40,125,224)	(11,068,241)	(19,072,558)
	Retirement Class	(59,186,632)	(78,119,360)	(63,013,887)	(97,548,163)	(32,497,875)	(35,391,154)
Net increase (decrease) from shareholder transactions		90,973,229	520,298,287	60,118,278	571,145,990	154,062,744	420,032,747
Net increase (decrease) in net assets		450,554,316	804,481,419	547,046,501	959,493,686	403,927,788	654,688,084
NET ASSETS
Beginning of period		3,801,193,249	2,996,711,830	4,734,443,441	3,774,949,755	2,260,570,351	1,605,882,267
End of period		$4,251,747,565	$3,801,193,249	$5,281,489,942	$4,734,443,441	$2,664,498,139	$2,260,570,351
Undistributed net investment income (loss) included in net assets		$22,851,178	$8,521,283	$18,063,278	$6,370,853	$13,994,020	$9,772,149
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,778,482	34,665,685	16,032,983	36,845,370	12,182,572	27,341,218
	Advisor Class	—	425	124	—	—	—
	Premier Class	3,425,395	8,600,977	3,346,275	9,326,347	3,093,295	7,010,420
	Retirement Class	3,358,415	8,958,936	3,587,151	8,803,833	3,758,401	8,510,319
Shares reinvested:	Institutional Class	—	13,302,849	—	17,485,708	—	3,969,353
	Premier Class	—	3,481,895	—	4,634,852	—	1,152,781
	Retirement Class	—	3,409,417	—	4,207,825	—	1,580,357
Shares redeemed:	Institutional Class	(7,958,106)	(11,311,842)	(10,596,843)	(12,921,213)	(2,833,390)	(5,778,387)
	Premier Class	(1,722,539)	(3,534,478)	(2,209,564)	(4,043,470)	(917,115)	(1,772,880)
	Retirement Class	(4,185,356)	(6,093,158)	(4,338,063)	(7,432,083)	(2,657,630)	(3,258,530)
Net increase (decrease) from shareholder transactions		8,696,291	51,480,706	5,822,063	56,907,169	12,626,133	38,754,651

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Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ■ For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$2,380,205	$17,648,217	$534,522	$3,977,262	$52,227	$282,378
Net realized gain (loss) from investments		688,365	10,145,255	84,307	2,862,136	(19,920)	52,624
Net change in unrealized appreciation (depreciation) from affiliated investments		157,848,340	164,018,558	43,676,092	39,077,681	5,090,732	3,414,445
Net increase (decrease) in net assets from operations		160,916,910	191,812,030	44,294,921	45,917,079	5,123,039	3,749,447
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(8,429,624)	—	(1,759,220)	—	(137,207)
	Advisor Class	—	(1,360)	—	(1,429)	—	(1,443)
	Premier Class	—	(2,517,668)	—	(765,084)	—	(43,885)
	Retirement Class	—	(2,986,003)	—	(857,087)	—	(74,484)
From realized gains:	Institutional Class	—	(16,165,891)	—	(2,605,441)	—	(198,338)
	Advisor Class	—	(2,638)	—	(2,139)	—	(2,113)
	Premier Class	—	(5,358,783)	—	(1,240,313)	—	(69,258)
	Retirement Class	—	(6,922,403)	—	(1,501,096)	—	(123,796)
Total distributions		—	(42,384,370)	—	(8,731,809)	—	(650,524)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	108,498,101	194,202,110	50,660,940	68,066,111	16,933,940	14,290,307
	Advisor Class	—	—	—	—	—	3,000
	Premier Class	29,509,410	60,323,603	17,335,921	30,188,293	4,182,240	3,138,527
	Retirement Class	32,135,610	69,869,554	19,729,339	34,329,370	5,634,412	7,845,759
Reinvestments of distributions:	Institutional Class	—	24,595,515	—	4,364,251	—	165,040
	Premier Class	—	7,876,451	—	2,005,000	—	30,852
	Retirement Class	—	9,908,406	—	2,357,798	—	117,620
Redemptions:	Institutional Class	(21,084,632)	(35,480,602)	(12,420,030)	(5,945,330)	(3,762,615)	(1,628,014)
	Premier Class	(7,166,534)	(7,373,939)	(1,262,110)	(2,262,143)	(756,452)	(396,755)
	Retirement Class	(18,142,558)	(20,545,196)	(7,188,314)	(6,024,382)	(1,797,728)	(2,694,080)
Net increase (decrease) from shareholder transactions		123,749,397	303,375,902	66,855,746	127,078,968	20,433,797	20,872,256
Net increase (decrease) in net assets		284,666,307	452,803,562	111,150,667	164,264,238	25,556,836	23,971,179
NET ASSETS
Beginning of period		1,427,602,392	974,798,830	368,183,639	203,919,401	36,785,571	12,814,392
End of period		$1,712,268,699	$1,427,602,392	$479,334,306	$368,183,639	$62,342,407	$36,785,571
Undistributed net investment income (loss) included in net assets		$8,089,209	$5,709,004	$1,504,045	$969,523	$100,107	$47,880
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	8,799,171	17,721,040	3,633,464	5,489,157	1,484,354	1,404,612
	Advisor Class	—	—	—	—	—	291
	Premier Class	2,407,022	5,540,814	1,251,581	2,452,190	370,129	310,096
	Retirement Class	2,625,503	6,415,807	1,423,729	2,777,314	493,905	778,357
Shares reinvested:	Institutional Class	—	2,302,951	—	361,878	—	16,841
	Premier Class	—	740,268	—	166,667	—	3,148
	Retirement Class	—	933,874	—	195,830	—	12,014
Shares redeemed:	Institutional Class	(1,685,701)	(3,203,637)	(875,168)	(474,593)	(331,431)	(159,783)
	Premier Class	(589,717)	(685,903)	(91,585)	(184,917)	(65,767)	(39,822)
	Retirement Class	(1,482,367)	(1,887,962)	(512,367)	(490,530)	(156,166)	(269,351)
Net increase (decrease) from shareholder transactions		10,073,911	27,877,252	4,829,654	10,292,996	1,795,024	2,056,403

68	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	69

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	11/30/17	#	$11.40	$0.09		$ 0.49		$ 0.58	$(0.09)	$ —	$(0.09)	$11.89	5.08%[b]		$187,115		0.16%[c]		0.00%[c]		1.57%[c]		9%[b]
	5/31/17		10.87	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.40	9.09		179,048		0.16		0.00		2.14		21
	5/31/16		11.38	0.22		(0.27)		(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)		131,032		0.15		0.00		2.02		18
	5/31/15		11.28	0.21		0.32		0.53	(0.30)	(0.13)	(0.43)	11.38	4.83		132,539		0.15		0.00		1.84		19
	5/31/14		10.76	0.21		0.72		0.93	(0.31)	(0.10)	(0.41)	11.28	8.84		97,792		0.17		0.00		1.88		31
	5/31/13		9.90	0.21		0.99		1.20	(0.28)	(0.06)	(0.34)	10.76	12.24		65,475		0.18		0.00		2.01		19
Advisor Class:	11/30/17	#	11.41	0.09		0.48		0.57	(0.09)	—	(0.09)	11.89	4.99	[b]	112		0.17	[c]	0.01	[c]	1.55	[c]	9	[b]
	5/31/17		10.88	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.41	9.07		107		0.17		0.02		2.14		21
	5/31/16	‡	11.10	0.08		0.08		0.16	(0.18)	(0.20)	(0.38)	10.88	1.57	[b]	102		0.18	[c]	0.03	[c]	1.62	[c]	18
Premier Class:	11/30/17	#	11.40	0.08		0.48		0.56	(0.08)	—	(0.08)	11.88	4.92	[b]	38,680		0.31	[c]	0.15	[c]	1.42	[c]	9	[b]
	5/31/17		10.87	0.22		0.73		0.95	(0.26)	(0.16)	(0.42)	11.40	8.93		37,047		0.31		0.15		2.01		21
	5/31/16		11.37	0.20		(0.26)		(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)		30,459		0.30		0.15		1.87		18
	5/31/15		11.27	0.19		0.32		0.51	(0.28)	(0.13)	(0.41)	11.37	4.68		27,088		0.30		0.15		1.72		19
	5/31/14		10.75	0.19		0.72		0.91	(0.29)	(0.10)	(0.39)	11.27	8.69		24,433		0.32		0.15		1.77		31
	5/31/13		9.89	0.19		0.99		1.18	(0.26)	(0.06)	(0.32)	10.75	12.08		13,648		0.33		0.15		1.80		19
Retirement Class:	11/30/17	#	11.38	0.08		0.47		0.55	(0.07)	—	(0.07)	11.86	4.87	[b]	183,597		0.41	[c]	0.25	[c]	1.31	[c]	9	[b]
	5/31/17		10.85	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.38	8.84		174,950		0.41		0.25		1.89		21
	5/31/16		11.35	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)		143,639		0.45		0.25		1.77		18
	5/31/15		11.25	0.18		0.32		0.50	(0.27)	(0.13)	(0.40)	11.35	4.59		130,926		0.45		0.25		1.59		19
	5/31/14		10.74	0.18		0.71		0.89	(0.28)	(0.10)	(0.38)	11.25	8.49		113,987		0.47		0.25		1.62		31
	5/31/13		9.88	0.18		0.99		1.17	(0.25)	(0.06)	(0.31)	10.74	12.00		99,400		0.48		0.25		1.77		19
Retail Class:	11/30/17	#	11.39	0.08		0.47		0.55	(0.07)	—	(0.07)	11.87	4.87	[b]	110,835		0.43	[c]	0.25	[c]	1.31	[c]	9	[b]
	5/31/17		10.86	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.39	8.82		104,158		0.44		0.25		1.90		21
	5/31/16		11.36	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)		91,818		0.43		0.25		1.77		18
	5/31/15		11.26	0.18		0.32		0.50	(0.27)	(0.13)	(0.40)	11.36	4.59		81,140		0.43		0.25		1.61		19
	5/31/14		10.75	0.18		0.71		0.89	(0.28)	(0.10)	(0.38)	11.26	8.49		66,340		0.46		0.25		1.63		31
	5/31/13		9.89	0.18		0.99		1.17	(0.25)	(0.06)	(0.31)	10.75	11.99		50,147		0.47		0.25		1.75		19

70	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2010 FUND
Institutional Class:	11/30/17	#	$11.48	$0.09		$ 0.53		$ 0.62	$ —	$ —	$ —	$12.10	5.40%[b]		$ 676,155		0.12%[c]		0.00%[c]		1.53%[c]		9%[b]
	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.59		639,496		0.12		0.00		2.11		26
	5/31/16		11.58	0.22		(0.30)		(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)		536,150		0.12		0.00		2.02		19
	5/31/15		11.60	0.21		0.38		0.59	(0.34)	(0.27)	(0.61)	11.58	5.25		527,313		0.12		0.00		1.85		20
	5/31/14		11.02	0.21		0.87		1.08	(0.39)	(0.11)	(0.50)	11.60	10.03		482,193		0.13		0.00		1.83		28
	5/31/13		9.94	0.21		1.19		1.40	(0.30)	(0.02)	(0.32)	11.02	14.21		352,956		0.13		0.00		1.99		18
Advisor Class:	11/30/17#		11.48	0.09		0.53		0.62	—	—	—	12.10	5.40	[b]	114		0.13	[c]	0.01	[c]	1.52	[c]	9	[b]
	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.57		108		0.14		0.02		2.13		26
	5/31/16	‡	11.37	0.08		0.05		0.13	(0.27)	(0.30)	(0.57)	10.93	1.39	[b]	103		0.15	[c]	0.03	[c]	1.59	[c]	19
Premier Class:	11/30/17	#	11.45	0.08		0.53		0.61	—	—	—	12.06	5.33	[b]	153,551		0.27	[c]	0.15	[c]	1.38	[c]	9	[b]
	5/31/17		10.90	0.22		0.78		1.00	(0.27)	(0.18)	(0.45)	11.45	9.45		150,928		0.27		0.15		2.00		26
	5/31/16		11.55	0.20		(0.29)		(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)		141,824		0.27		0.15		1.87		19
	5/31/15		11.57	0.20		0.37		0.57	(0.32)	(0.27)	(0.59)	11.55	5.10		123,047		0.27		0.15		1.69		20
	5/31/14		11.00	0.20		0.85		1.05	(0.37)	(0.11)	(0.48)	11.57	9.78		137,806		0.28		0.15		1.77		28
	5/31/13		9.92	0.20		1.18		1.38	(0.28)	(0.02)	(0.30)	11.00	14.08		126,525		0.28		0.15		1.85		18
Retirement Class:	11/30/17	#	13.39	0.09		0.61		0.70	—	—	—	14.09	5.23	[b]	432,734		0.37	[c]	0.25	[c]	1.28	[c]	9	[b]
	5/31/17		12.66	0.25		0.91		1.16	(0.25)	(0.18)	(0.43)	13.39	9.42		434,448		0.37		0.25		1.90		26
	5/31/16		13.33	0.22		(0.35)		(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)		422,969		0.42		0.25		1.76		19
	5/31/15		13.25	0.21		0.45		0.66	(0.31)	(0.27)	(0.58)	13.33	5.09		463,646		0.42		0.25		1.60		20
	5/31/14		12.53	0.20		0.99		1.19	(0.36)	(0.11)	(0.47)	13.25	9.66		462,794		0.43		0.25		1.59		28
	5/31/13		11.26	0.22		1.34		1.56	(0.27)	(0.02)	(0.29)	12.53	13.94		448,911		0.43		0.25		1.79		18

LIFECYCLE 2015 FUND
Institutional Class:	11/30/17	#	9.97	0.08		0.51		0.59	—	—	—	10.56	5.92	[b]	1,035,386		0.12	[c]	0.00	[c]	1.47	[c]	7	[b]
	5/31/17		9.61	0.20		0.77		0.97	(0.26)	(0.35)	(0.61)	9.97	10.51		988,229		0.12		0.00		2.10		25
	5/31/16		10.56	0.20		(0.32)		(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)		856,233		0.12		0.00		2.01		18
	5/31/15		10.80	0.20		0.39		0.59	(0.32)	(0.51)	(0.83)	10.56	5.78		861,906		0.12		0.00		1.85		16
	5/31/14		10.46	0.19		0.93		1.12	(0.35)	(0.43)	(0.78)	10.80	10.93		750,459		0.13		0.00		1.81		20
	5/31/13		9.54	0.20		1.28		1.48	(0.30)	(0.26)	(0.56)	10.46	15.85		537,761		0.13		0.00		1.99		13
Advisor Class:	11/30/17	#	9.96	0.07		0.52		0.59	—	—	—	10.55	5.92	[b]	112		0.14	[c]	0.02	[c]	1.45	[c]	7	[b]
	5/31/17		9.61	0.20		0.75		0.95	(0.25)	(0.35)	(0.60)	9.96	10.38		106		0.15		0.03		2.10		25
	5/31/16	‡	10.35	0.07		0.02		0.09	(0.25)	(0.58)	(0.83)	9.61	1.21	[b]	102		0.14	[c]	0.02	[c]	1.54	[c]	18
Premier Class:	11/30/17	#	9.92	0.07		0.51		0.58	—	—	—	10.50	5.85	[b]	260,138		0.27	[c]	0.15	[c]	1.32	[c]	7	[b]
	5/31/17		9.57	0.19		0.75		0.94	(0.24)	(0.35)	(0.59)	9.92	10.28		256,577		0.27		0.15		1.97		25
	5/31/16		10.52	0.18		(0.31)		(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)		227,814		0.27		0.15		1.87		18
	5/31/15		10.77	0.18		0.39		0.57	(0.31)	(0.51)	(0.82)	10.52	5.53		215,362		0.27		0.15		1.69		16
	5/31/14		10.42	0.18		0.93		1.11	(0.33)	(0.43)	(0.76)	10.77	10.90		228,069		0.28		0.15		1.72		20
	5/31/13		9.51	0.19		1.26		1.45	(0.28)	(0.26)	(0.54)	10.42	15.64		197,915		0.28		0.15		1.85		13
Retirement Class:	11/30/17	#	12.12	0.08		0.63		0.71	—	—	—	12.83	5.86	[b]	676,231		0.37	[c]	0.25	[c]	1.22	[c]	7	[b]
	5/31/17		11.56	0.22		0.92		1.14	(0.23)	(0.35)	(0.58)	12.12	10.18		683,089		0.37		0.25		1.86		25
	5/31/16		12.53	0.21		(0.38)		(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)		665,990		0.42		0.25		1.76		18
	5/31/15		12.66	0.20		0.47		0.67	(0.29)	(0.51)	(0.80)	12.53	5.52		727,918		0.42		0.25		1.60		16
	5/31/14		12.14	0.19		1.07		1.26	(0.31)	(0.43)	(0.74)	12.66	10.62		710,134		0.43		0.25		1.55		20
	5/31/13		10.98	0.21		1.48		1.69	(0.27)	(0.26)	(0.53)	12.14	15.67		656,220		0.43		0.25		1.78		13

72	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2020 FUND
Institutional Class:	11/30/17	#	$10.22	$0.07		$ 0.61		$ 0.68	$ —	$ —	$ —	$10.90	6.65%[b]		$2,055,443		0.11%[c]		0.00%[c]		1.36%[c]		8%[b]
	5/31/17		9.77	0.20		0.88		1.08	(0.25)	(0.38)	(0.63)	10.22	11.57		1,894,346		0.11		0.00		2.04		21
	5/31/16		10.72	0.20		(0.36)		(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)		1,521,819		0.12		0.00		1.98		14
	5/31/15		10.86	0.19		0.47		0.66	(0.33)	(0.47)	(0.80)	10.72	6.34		1,403,172		0.12		0.00		1.80		13
	5/31/14		10.36	0.19		1.05		1.24	(0.36)	(0.38)	(0.74)	10.86	12.28		1,103,076		0.13		0.00		1.76		15
	5/31/13		9.25	0.20		1.43		1.63	(0.28)	(0.24)	(0.52)	10.36	18.04		726,575		0.13		0.00		2.00		12
Advisor Class:	11/30/17	#	10.21	0.07		0.61		0.68	—	—	—	10.89	6.66	[b]	114		0.13	[c]	0.01	[c]	1.34	[c]	8	[b]
	5/31/17		9.76	0.21		0.87		1.08	(0.25)	(0.38)	(0.63)	10.21	11.56		107		0.13		0.02		2.06		21
	5/31/16‡		10.48	0.07		(0.01)		0.06	(0.24)	(0.54)	(0.78)	9.76	0.88	[b]	102		0.14	[c]	0.03	[c]	1.43	[c]	14
Premier Class:	11/30/17	#	10.19	0.06		0.61		0.67	—	—	—	10.86	6.58	[b]	543,146		0.26	[c]	0.15	[c]	1.21	[c]	8	[b]
	5/31/17		9.74	0.19		0.87		1.06	(0.23)	(0.38)	(0.61)	10.19	11.44		513,388		0.26		0.15		1.90		21
	5/31/16		10.69	0.18		(0.36)		(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)		438,819		0.27		0.15		1.83		14
	5/31/15		10.84	0.18		0.45		0.63	(0.31)	(0.47)	(0.78)	10.69	6.10		377,734		0.27		0.15		1.67		13
	5/31/14		10.34	0.18		1.04		1.22	(0.34)	(0.38)	(0.72)	10.84	12.15		367,841		0.28		0.15		1.70		15
	5/31/13		9.23	0.18		1.44		1.62	(0.27)	(0.24)	(0.51)	10.34	17.92		265,878		0.28		0.15		1.86		12
Retirement Class:	11/30/17	#	12.69	0.07		0.76		0.83	—	—	—	13.52	6.54	[b]	1,203,613		0.36	[c]	0.25	[c]	1.11	[c]	8	[b]
	5/31/17		11.98	0.22		1.09		1.31	(0.22)	(0.38)	(0.60)	12.69	11.33		1,151,160		0.36		0.25		1.80		21
	5/31/16		12.96	0.21		(0.44)		(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)		1,033,003		0.42		0.25		1.73		14
	5/31/15		12.97	0.20		0.56		0.76	(0.30)	(0.47)	(0.77)	12.96	6.04		1,054,395		0.42		0.25		1.56		13
	5/31/14		12.24	0.19		1.25		1.44	(0.33)	(0.38)	(0.71)	12.97	12.00		964,674		0.43		0.25		1.50		15
	5/31/13		10.84	0.21		1.68		1.89	(0.25)	(0.24)	(0.49)	12.24	17.78		832,093		0.43		0.25		1.79		12

LIFECYCLE 2025 FUND
Institutional Class:	11/30/17	#	10.33	0.06		0.72		0.78	—	—	—	11.11	7.55	[b]	2,392,924		0.11	[c]	0.00	[c]	1.20	[c]	7	[b]
	5/31/17		9.76	0.20		1.01		1.21	(0.24)	(0.40)	(0.64)	10.33	12.89		2,135,802		0.11		0.00		1.97		20
	5/31/16		10.81	0.19		(0.43)		(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)		1,633,946		0.12		0.00		1.96		11
	5/31/15		10.90	0.19		0.53		0.72	(0.34)	(0.47)	(0.81)	10.81	6.93		1,468,702		0.12		0.00		1.79		12
	5/31/14		10.29	0.18		1.19		1.37	(0.38)	(0.38)	(0.76)	10.90	13.64		1,140,353		0.13		0.00		1.73		12
	5/31/13		9.00	0.19		1.60		1.79	(0.27)	(0.23)	(0.50)	10.29	20.37		749,263		0.13		0.00		1.99		11
Advisor Class:	11/30/17	#	10.33	0.06		0.71		0.77	—	—	—	11.10	7.45	[b]	129		0.17	[c]	0.06	[c]	1.13	[c]	7	[b]
	5/31/17		9.76	0.20		1.00		1.20	(0.23)	(0.40)	(0.63)	10.33	12.86		125		0.15		0.04		1.97		20
	5/31/16	‡	10.54	0.06		(0.03)		0.03	(0.24)	(0.57)	(0.81)	9.76	0.54	[b]	102		0.14	[c]	0.02	[c]	1.31	[c]	11
Premier Class:	11/30/17	#	10.28	0.06		0.71		0.77	—	—	—	11.05	7.49	[b]	619,667		0.26	[c]	0.15	[c]	1.05	[c]	7	[b]
	5/31/17		9.72	0.18		1.00		1.18	(0.22)	(0.40)	(0.62)	10.28	12.67		573,869		0.26		0.15		1.84		20
	5/31/16		10.76	0.18		(0.42)		(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)		469,798		0.27		0.15		1.82		11
	5/31/15		10.86	0.18		0.51		0.69	(0.32)	(0.47)	(0.79)	10.76	6.69		382,956		0.27		0.15		1.63		12
	5/31/14		10.26	0.18		1.16		1.34	(0.36)	(0.38)	(0.74)	10.86	13.42		358,098		0.28		0.15		1.67		12
	5/31/13		8.98	0.18		1.58		1.76	(0.25)	(0.23)	(0.48)	10.26	20.14		264,821		0.28		0.15		1.86		11
Retirement Class:	11/30/17	#	12.97	0.06		0.90		0.96	—	—	—	13.93	7.40	[b]	1,245,994		0.36	[c]	0.25	[c]	0.95	[c]	7	[b]
	5/31/17		12.10	0.22		1.26		1.48	(0.21)	(0.40)	(0.61)	12.97	12.60		1,164,361		0.36		0.25		1.74		20
	5/31/16		13.19	0.21		(0.52)		(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)		1,000,951		0.42		0.25		1.71		11
	5/31/15		13.13	0.20		0.63		0.83	(0.30)	(0.47)	(0.77)	13.19	6.62		1,029,164		0.42		0.25		1.54		12
	5/31/14		12.25	0.19		1.42		1.61	(0.35)	(0.38)	(0.73)	13.13	13.39		928,337		0.43		0.25		1.47		12
	5/31/13		10.64	0.21		1.87		2.08	(0.24)	(0.23)	(0.47)	12.25	19.94		776,980		0.43		0.25		1.81		11

74	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2030 FUND
Institutional Class:	11/30/17	#	$10.33	$0.05		$ 0.83		$ 0.88	$ —	$ —	$ —	$11.21	8.52%[b]		$2,419,380		0.11%[c]		0.00%[c]		1.01%[c]		5%[b]
	5/31/17		9.68	0.19		1.12		1.31	(0.23)	(0.43)	(0.66)	10.33	14.06		2,139,891		0.11		0.00		1.90		20
	5/31/16		10.81	0.19		(0.49)		(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)		1,645,188		0.12		0.00		1.93		12
	5/31/15		10.86	0.19		0.58		0.77	(0.34)	(0.48)	(0.82)	10.81	7.48		1,495,152		0.12		0.00		1.77		11
	5/31/14		10.16	0.18		1.29		1.47	(0.39)	(0.38)	(0.77)	10.86	14.82		1,139,305		0.13		0.00		1.69		11
	5/31/13		8.73	0.19		1.73		1.92	(0.24)	(0.25)	(0.49)	10.16	22.50		736,779		0.13		0.00		1.97		12
Advisor Class:	11/30/17	#	10.34	0.05		0.82		0.87	—	—	—	11.21	8.41	[b]	127		0.15	[c]	0.03	[c]	0.97	[c]	5	[b]
	5/31/17		9.68	0.19		1.12		1.31	(0.22)	(0.43)	(0.65)	10.34	14.15		109		0.13		0.02		1.92		20
	5/31/16	‡	10.52	0.05		(0.06)		(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15	[b]	102		0.14	[c]	0.03	[c]	1.19	[c]	12
Premier Class:	11/30/17	#	10.28	0.05		0.82		0.87	—	—	—	11.15	8.46	[b]	619,450		0.26	[c]	0.15	[c]	0.86	[c]	5	[b]
	5/31/17		9.64	0.17		1.11		1.28	(0.21)	(0.43)	(0.64)	10.28	13.85		562,680		0.26		0.15		1.76		20
	5/31/16		10.77	0.18		(0.50)		(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)		458,645		0.27		0.15		1.80		12
	5/31/15		10.82	0.17		0.59		0.76	(0.33)	(0.48)	(0.81)	10.77	7.35		384,809		0.27		0.15		1.62		11
	5/31/14		10.12	0.17		1.29		1.46	(0.38)	(0.38)	(0.76)	10.82	14.72		358,491		0.28		0.15		1.65		11
	5/31/13		8.71	0.17		1.72		1.89	(0.23)	(0.25)	(0.48)	10.12	22.16		267,879		0.28		0.15		1.83		12
Retirement Class:	11/30/17	#	13.21	0.05		1.05		1.10	—	—	—	14.31	8.33	[b]	1,148,419		0.36	[c]	0.25	[c]	0.76	[c]	5	[b]
	5/31/17		12.20	0.21		1.43		1.64	(0.20)	(0.43)	(0.63)	13.21	13.83		1,064,614		0.36		0.25		1.66		20
	5/31/16		13.39	0.21		(0.60)		(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)		885,365		0.42		0.25		1.69		12
	5/31/15		13.26	0.20		0.72		0.92	(0.31)	(0.48)	(0.79)	13.39	7.22		920,141		0.42		0.25		1.52		11
	5/31/14		12.25	0.18		1.57		1.75	(0.36)	(0.38)	(0.74)	13.26	14.54		825,381		0.43		0.25		1.41		11
	5/31/13		10.44	0.20		2.07		2.27	(0.21)	(0.25)	(0.46)	12.25	22.15		708,355		0.43		0.25		1.78		12

LIFECYCLE 2035 FUND
Institutional Class:	11/30/17	#	10.44	0.04		0.94		0.98	—	—	—	11.42	9.39	[b]	2,537,486		0.11	[c]	0.00	[c]	0.80	[c]	6	[b]
	5/31/17		9.68	0.18		1.24		1.42	(0.21)	(0.45)	(0.66)	10.44	15.36		2,238,549		0.11		0.00		1.79		21
	5/31/16		10.92	0.18		(0.55)		(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)		1,721,118		0.12		0.00		1.82		11
	5/31/15		10.97	0.18		0.63		0.81	(0.34)	(0.52)	(0.86)	10.92	7.83		1,562,158		0.12		0.00		1.67		11
	5/31/14		10.18	0.17		1.44		1.61	(0.41)	(0.41)	(0.82)	10.97	16.10		1,209,710		0.13		0.00		1.58		10
	5/31/13		8.61	0.18		1.87		2.05	(0.22)	(0.26)	(0.48)	10.18	24.45		775,166		0.13		0.00		1.90		12
Advisor Class:	11/30/17	#	10.43	0.04		0.94		0.98	—	—	—	11.41	9.40	[b]	125		0.16	[c]	0.05	[c]	0.75	[c]	6	[b]
	5/31/17		9.68	0.18		1.23		1.41	(0.21)	(0.45)	(0.66)	10.43	15.24		114		0.13		0.02		1.82		21
	5/31/16	‡	10.60	0.04		(0.09)		(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]		102		0.14	[c]	0.03	[c]	0.99	[c]	11
Premier Class:	11/30/17	#	10.41	0.04		0.92		0.96	—	—	—	11.37	9.22	[b]	666,790		0.26	[c]	0.15	[c]	0.65	[c]	6	[b]
	5/31/17		9.65	0.16		1.25		1.41	(0.20)	(0.45)	(0.65)	10.41	15.25		592,434		0.26		0.15		1.65		21
	5/31/16		10.90	0.17		(0.56)		(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)		467,084		0.27		0.15		1.68		11
	5/31/15		10.94	0.17		0.64		0.81	(0.33)	(0.52)	(0.85)	10.90	7.78		384,423		0.27		0.15		1.52		11
	5/31/14		10.16	0.17		1.41		1.58	(0.39)	(0.41)	(0.80)	10.94	15.87		357,264		0.28		0.15		1.56		10
	5/31/13		8.60	0.17		1.86		2.03	(0.21)	(0.26)	(0.47)	10.16	24.20		265,404		0.28		0.15		1.76		12
Retirement Class:	11/30/17	#	13.58	0.04		1.21		1.25	—	—	—	14.83	9.20	[b]	1,047,347		0.36	[c]	0.25	[c]	0.55	[c]	6	[b]
	5/31/17		12.40	0.20		1.61		1.81	(0.18)	(0.45)	(0.63)	13.58	15.10		970,096		0.36		0.25		1.55		21
	5/31/16		13.73	0.20		(0.69)		(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)		808,408		0.42		0.25		1.58		11
	5/31/15		13.57	0.19		0.80		0.99	(0.31)	(0.52)	(0.83)	13.73	7.60		871,827		0.42		0.25		1.43		11
	5/31/14		12.43	0.17		1.76		1.93	(0.38)	(0.41)	(0.79)	13.57	15.72		800,282		0.43		0.25		1.31		10
	5/31/13		10.42	0.20		2.26		2.46	(0.19)	(0.26)	(0.45)	12.43	24.12		693,253		0.43		0.25		1.74		12

76	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets		Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2040 FUND
Institutional Class:	11/30/17	#	$10.51	$0.03		$ 1.04		$ 1.07	$ —	$ —	$ —	$11.58	10.18%[b]	$3,148,868		0.11%[c]		0.00%[c]		0.55%[c]		6%[b]
	5/31/17		9.67	0.17		1.37		1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289		0.11		0.00		1.67		25
	5/31/16		11.05	0.17		(0.62)		(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059		0.11		0.00		1.70		11
	5/31/15		11.07	0.17		0.70		0.87	(0.35)	(0.54)	(0.89)	11.05	8.35	2,002,921		0.12		0.00		1.60		11
	5/31/14		10.25	0.16		1.52		1.68	(0.43)	(0.43)	(0.86)	11.07	16.75	1,524,091		0.12		0.00		1.51		9
	5/31/13		8.65	0.18		1.96		2.14	(0.22)	(0.32)	(0.54)	10.25	25.40	978,672		0.13		0.00		1.88		13
Advisor Class:	11/30/17	#	10.50	0.03		1.04		1.07	—	—	—	11.57	10.19 [b]	123		0.13	[c]	0.02	[c]	0.53	[c]	6	[b]
	5/31/17		9.67	0.17		1.36		1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13		0.02		1.70		25
	5/31/16	‡	10.69	0.04		(0.13)		(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102		0.14	[c]	0.03	[c]	0.78	[c]	11
Premier Class:	11/30/17	#	10.47	0.02		1.05		1.07	—	—	—	11.54	10.22 [b]	841,546		0.26	[c]	0.15	[c]	0.40	[c]	6	[b]
	5/31/17		9.65	0.15		1.36		1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26		0.15		1.52		25
	5/31/16		11.02	0.15		(0.60)		(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044		0.26		0.15		1.56		11
	5/31/15		11.04	0.16		0.69		0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930		0.27		0.15		1.47		11
	5/31/14		10.22	0.16		1.50		1.66	(0.41)	(0.43)	(0.84)	11.04	16.64	497,618		0.27		0.15		1.50		9
	5/31/13		8.63	0.16		1.96		2.12	(0.21)	(0.32)	(0.53)	10.22	25.17	377,355		0.28		0.15		1.72		13
Retirement Class:	11/30/17	#	13.93	0.02		1.39		1.41	—	—	—	15.34	10.12 [b]	1,290,953		0.36	[c]	0.25	[c]	0.30	[c]	6	[b]
	5/31/17		12.61	0.19		1.80		1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36		0.25		1.43		25
	5/31/16		14.10	0.19		(0.78)		(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745		0.41		0.25		1.47		11
	5/31/15		13.89	0.19		0.87		1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406		0.42		0.25		1.36		11
	5/31/14		12.66	0.16		1.89		2.05	(0.39)	(0.43)	(0.82)	13.89	16.51	1,072,547		0.42		0.25		1.23		9
	5/31/13		10.57	0.20		2.40		2.60	(0.19)	(0.32)	(0.51)	12.66	25.10	977,063		0.43		0.25		1.69		13

LIFECYCLE 2045 FUND
Institutional Class:	11/30/17	#	11.73	0.03		1.22		1.25	—	—	—	12.98	10.66 [b]	1,601,256		0.12	[c]	0.00	[c]	0.43	[c]	4	[b]
	5/31/17		10.42	0.18		1.55		1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12		0.00		1.61		23
	5/31/16		11.44	0.18		(0.63)		(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057		0.12		0.00		1.68		8
	5/31/15		11.11	0.18		0.71		0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747		0.13		0.00		1.59		8
	5/31/14		9.94	0.16		1.49		1.65	(0.38)	(0.10)	(0.48)	11.11	16.79	489,349		0.14		0.00		1.51		6
	5/31/13		8.14	0.17		1.87		2.04	(0.18)	(0.06)	(0.24)	9.94	25.33	267,192		0.15		0.00		1.89		9
Advisor Class:	11/30/17	#	11.73	0.03		1.22		1.25	—	—	—	12.98	10.66 [b]	127		0.13	[c]	0.01	[c]	0.42	[c]	4	[b]
	5/31/17		10.42	0.18		1.55		1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13		0.01		1.64		23
	5/31/16	‡	11.08	0.04		(0.13)		(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102		0.15	[c]	0.03	[c]	0.73	[c]	8
Premier Class:	11/30/17	#	11.68	0.02		1.21		1.23	—	—	—	12.91	10.53 [b]	460,113		0.27	[c]	0.15	[c]	0.28	[c]	4	[b]
	5/31/17		10.38	0.16		1.55		1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27		0.15		1.47		23
	5/31/16		11.40	0.16		(0.62)		(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898		0.27		0.15		1.55		8
	5/31/15		11.08	0.16		0.71		0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328		0.28		0.15		1.47		8
	5/31/14		9.92	0.16		1.47		1.63	(0.37)	(0.10)	(0.47)	11.08	16.60	158,576		0.29		0.15		1.48		6
	5/31/13		8.12	0.16		1.87		2.03	(0.17)	(0.06)	(0.23)	9.92	25.25	84,430		0.30		0.15		1.72		9
Retirement Class:	11/30/17	#	11.65	0.01		1.21		1.22	—	—	—	12.87	10.47 [b]	603,003		0.37	[c]	0.25	[c]	0.18	[c]	4	[b]
	5/31/17		10.35	0.15		1.55		1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37		0.25		1.38		23
	5/31/16		11.37	0.15		(0.63)		(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825		0.42		0.25		1.45		8
	5/31/15		11.05	0.15		0.71		0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217		0.43		0.25		1.37		8
	5/31/14		9.89	0.13		1.48		1.61	(0.35)	(0.10)	(0.45)	11.05	16.52	326,030		0.44		0.25		1.23		6
	5/31/13		8.10	0.15		1.86		2.01	(0.16)	(0.06)	(0.22)	9.89	25.07	248,237		0.45		0.25		1.68		9

78	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets		Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2050 FUND
Institutional Class:	11/30/17	#	$11.77	$0.02		$ 1.25		$ 1.27	$ —	$ —	$ —	$13.04	10.79%[b]	$1,001,208		0.12%[c]		0.00%[c]		0.39%[c]		4%[b]
	5/31/17		10.42	0.17		1.59		1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879		0.12		0.00		1.59		22
	5/31/16		11.42	0.17		(0.61)		(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907		0.13		0.00		1.66		9
	5/31/15		11.08	0.18		0.71		0.89	(0.32)	(0.23)	(0.55)	11.42	8.30	423,230		0.13		0.00		1.59		7
	5/31/14		9.91	0.16		1.49		1.65	(0.38)	(0.10)	(0.48)	11.08	16.76	266,715		0.15		0.00		1.51		6
	5/31/13		8.11	0.17		1.86		2.03	(0.18)	(0.05)	(0.23)	9.91	25.33	141,731		0.17		0.00		1.89		8
Advisor Class:	11/30/17	#	11.77	0.02		1.25		1.27	—	—	—	13.04	10.79 [b]	128		0.13	[c]	0.01	[c]	0.38	[c]	4	[b]
	5/31/17		10.42	0.18		1.58		1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14		0.01		1.62		22
	5/31/16	‡	11.06	0.03		(0.11)		(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102		0.16	[c]	0.03	[c]	0.70	[c]	9
Premier Class:	11/30/17	#	11.72	0.01		1.25		1.26	—	—	—	12.98	10.75 [b]	321,763		0.27	[c]	0.15	[c]	0.24	[c]	4	[b]
	5/31/17		10.39	0.16		1.57		1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27		0.15		1.45		22
	5/31/16		11.38	0.16		(0.60)		(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517		0.28		0.15		1.53		9
	5/31/15		11.05	0.17		0.70		0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718		0.28		0.15		1.51		7
	5/31/14		9.89	0.16		1.46		1.62	(0.36)	(0.10)	(0.46)	11.05	16.57	92,974		0.30		0.15		1.47		6
	5/31/13		8.09	0.16		1.86		2.02	(0.17)	(0.05)	(0.22)	9.89	25.25	43,678		0.32		0.15		1.74		8
Retirement Class:	11/30/17	#	11.68	0.01		1.24		1.25	—	—	—	12.93	10.70 [b]	389,170		0.37	[c]	0.25	[c]	0.14	[c]	4	[b]
	5/31/17		10.35	0.15		1.57		1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37		0.25		1.35		22
	5/31/16		11.35	0.15		(0.62)		(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273		0.43		0.25		1.44		9
	5/31/15		11.02	0.15		0.70		0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899		0.43		0.25		1.35		7
	5/31/14		9.86	0.13		1.48		1.61	(0.35)	(0.10)	(0.45)	11.02	16.48	189,266		0.45		0.25		1.23		6
	5/31/13		8.07	0.15		1.85		2.00	(0.16)	(0.05)	(0.21)	9.86	25.07	142,830		0.47		0.25		1.66		8

LIFECYCLE 2055 FUND
Institutional Class:	11/30/17	#	13.31	0.02		1.43		1.45	—	—	—	14.76	10.89 [b]	243,200		0.15	[c]	0.00	[c]	0.36	[c]	5	[b]
	5/31/17		11.72	0.19		1.82		2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16		0.00		1.56		18
	5/31/16		12.77	0.19		(0.67)		(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784		0.19		0.00		1.62		24
	5/31/15		12.33	0.20		0.79		0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787		0.21		0.00		1.58		9
	5/31/14		11.00	0.17		1.65		1.82	(0.41)	(0.08)	(0.49)	12.33	16.70	29,574		0.32		0.00		1.49		10
	5/31/13		9.00	0.18		2.07		2.25	(0.19)	(0.06)	(0.25)	11.00	25.40	9,903		0.51		0.00		1.79		26
Advisor Class:	11/30/17	#	13.31	0.02		1.43		1.45	—	—	—	14.76	10.89 [b]	129		0.16	[c]	0.01	[c]	0.34	[c]	5	[b]
	5/31/17		11.72	0.20		1.80		2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18		0.02		1.59		18
	5/31/16	‡	12.36	0.04		(0.11)		(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102		0.21	[c]	0.03	[c]	0.67	[c]	24
Premier Class:	11/30/17	#	13.26	0.01		1.43		1.44	—	—	—	14.70	10.86 [b]	110,648		0.30	[c]	0.15	[c]	0.20	[c]	5	[b]
	5/31/17		11.68	0.17		1.81		1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31		0.15		1.42		18
	5/31/16		12.73	0.17		(0.66)		(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977		0.34		0.15		1.49		24
	5/31/15		12.30	0.18		0.79		0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407		0.36		0.15		1.47		9
	5/31/14		10.98	0.19		1.61		1.80	(0.40)	(0.08)	(0.48)	12.30	16.55	14,041		0.47		0.15		1.65		10
	5/31/13		8.99	0.17		2.06		2.23	(0.18)	(0.06)	(0.24)	10.98	25.19	4,531		0.66		0.15		1.72		26
Retirement Class:	11/30/17	#	13.26	0.01		1.42		1.43	—	—	—	14.69	10.78 [b]	125,358		0.40	[c]	0.25	[c]	0.10	[c]	5	[b]
	5/31/17		11.69	0.16		1.80		1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41		0.25		1.31		18
	5/31/16		12.73	0.16		(0.66)		(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056		0.49		0.25		1.33		24
	5/31/15		12.30	0.17		0.79		0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577		0.51		0.25		1.35		9
	5/31/14		10.98	0.15		1.64		1.79	(0.39)	(0.08)	(0.47)	12.30	16.41	35,171		0.62		0.25		1.26		10
	5/31/13		8.99	0.16		2.06		2.22	(0.17)	(0.06)	(0.23)	10.98	25.06	18,835		0.81		0.25		1.64		26

80	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	81

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2060 FUND
Institutional Class:	11/30/17	#	$10.81	$0.02		$ 1.17	$ 1.19	$ —	$ —	$ —	$12.00	11.01%[b]		$35,964		0.43%[c]		0.00%[c]		0.31%[c]		23%[b]
	5/31/17		9.51	0.14		1.50	1.64	(0.14)	(0.20)	(0.34)	10.81	17.52		19,932		0.75		0.00		1.44		79
	5/31/16		10.48	0.16		(0.55)	(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)		5,533		1.15		0.00		1.67		54
	5/31/15	^	10.00	0.14		0.60	0.74	(0.26)	—	(0.26)	10.48	7.55	[b]	5,622		1.64	[c]	0.00	[c]	2.06	[c]	12	[b]
Advisor Class:	11/30/17	#	10.81	0.02		1.17	1.19	—	—	—	12.00	11.01	[b]	133		0.48	[c]	0.05	[c]	0.27	[c]	23	[b]
	5/31/17		9.51	0.15		1.48	1.63	(0.13)	(0.20)	(0.33)	10.81	17.50		119		0.77		0.03		1.53		79
	5/31/16‡		10.15	0.03		(0.09)	(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]		102		1.16	[c]	0.02	[c]	0.65	[c]	54
Premier Class:	11/30/17	#	10.80	0.01		1.17	1.18	—	—	—	11.98	10.93	[b]	10,110		0.58	[c]	0.15	[c]	0.16	[c]	23	[b]
	5/31/17		9.50	0.13		1.49	1.62	(0.12)	(0.20)	(0.32)	10.80	17.41		5,826		0.90		0.15		1.32		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)		2,527		1.30		0.15		1.52		54
	5/31/15^		10.00	0.13		0.60	0.73	(0.26)	—	(0.26)	10.47	7.40	[b]	2,686		1.82	[c]	0.15	[c]	1.92	[c]	12	[b]
Retirement Class:	11/30/17	#	10.79	0.00	[d]	1.17	1.17	—	—	—	11.96	10.84	[b]	16,135		0.68	[c]	0.25	[c]	0.07	[c]	23	[b]
	5/31/17		9.50	0.12		1.49	1.61	(0.12)	(0.20)	(0.32)	10.79	17.23		10,908		1.00		0.25		1.20		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)		4,652		1.45		0.25		1.55		54
	5/31/15	^	10.00	0.12		0.60	0.72	(0.25)	—	(0.25)	10.47	7.38	[b]	3,165		1.99	[c]	0.25	[c]	1.77	[c]	12	[b]

#	Unaudited
^	The Fund commenced operations on September 26, 2014.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

82	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	83

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

84	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	85

Notes to financial statements (unaudited)

during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities.

86	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2017, there were no transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of November 30, 2017, based on the inputs used to value them:

				Fair value
				using practical
Fund	Level 1	Level 2	Level 3	expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$503,727,558	$—	$—	$—	$503,727,558
TIAA-CREF Real Property Fund LP	—	—	—	15,566,208	15,566,208
Total	$503,727,558	$—	$—	$15,566,208	$519,293,766
Lifecycle 2010
Registered investment companies	$1,221,420,771	$—	$—	$—	$1,221,420,771
TIAA-CREF Real Property Fund LP	—	—	—	37,598,233	37,598,233
Total	$1,221,420,771	$—	$—	$37,598,233	$1,259,019,004
Lifecycle 2015
Registered investment companies	$1,909,385,606	$—	$—	$—	$1,909,385,606
TIAA-CREF Real Property Fund LP	—	—	—	58,916,870	58,916,870
Total	$1,909,385,606	$—	$—	$58,916,870	$1,968,302,476
Lifecycle 2020
Registered investment companies	$3,683,037,773	$—	$—	$—	$3,683,037,773
TIAA-CREF Real Property Fund LP	—	—	—	113,509,393	113,509,393
Total	$3,683,037,773	$—	$—	$113,509,393	$3,796,547,166
Lifecycle 2025
Registered investment companies	$4,126,218,110	$—	$—	$—	$4,126,218,110
TIAA-CREF Real Property Fund LP	—	—	—	126,907,698	126,907,698
Total	$4,126,218,110	$—	$—	$126,907,698	$4,253,125,808
Lifecycle 2030
Registered investment companies	$4,056,471,162	$—	$—	$—	$4,056,471,162
TIAA-CREF Real Property Fund LP	—	—	—	124,738,172	124,738,172
Total	$4,056,471,162	$—	$—	$124,738,172	$4,181,209,334

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	87

Notes to financial statements (unaudited)

				Fair value
				using practical
Fund	Level 1	Level 2	Level 3	expedient[a]	Total
Lifecycle 2035
Registered investment companies	$4,118,094,690	$—	$—	$—	$4,118,094,690
TIAA-CREF Real Property Fund LP	—	—	—	126,723,671	126,723,671
Total	$4,118,094,690	$—	$—	$126,723,671	$4,244,818,361
Lifecycle 2040
Registered investment companies	$5,116,356,881	$—	$—	$—	$5,116,356,881
TIAA-CREF Real Property Fund LP	—	—	—	157,159,777	157,159,777
Total	$5,116,356,881	$—	$—	$157,159,777	$5,273,516,658
Lifecycle 2045
Registered investment companies	$2,579,137,643	$—	$—	$—	$2,579,137,643
TIAA-CREF Real Property Fund LP	—	—	—	79,288,133	79,288,133
Total	$2,579,137,643	$—	$—	$79,288,133	$2,658,425,776
Lifecycle 2050
Registered investment companies	$1,657,668,218	$—	$—	$—	$1,657,668,218
TIAA-CREF Real Property Fund LP	—	—	—	50,880,674	50,880,674
Total	$1,657,668,218	$—	$—	$50,880,674	$1,708,548,892
Lifecycle 2055
Registered investment companies	$464,393,697	$—	$—	$—	$464,393,697
TIAA-CREF Real Property Fund LP	—	—	—	14,227,697	14,227,697
Total	$464,393,697	$—	$—	$14,227,697	$478,621,394
Lifecycle 2060
Registered investment companies	$60,272,238	$—	$—	$—	$60,272,238
TIAA-CREF Real Property Fund LP	—	—	—	1,822,443	1,822,443
Total	$60,272,238	$—	$—	$1,822,443	$62,094,681
[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2020. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the

88	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2018. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2017, these transactions did not materially impact the Funds.

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	89

Notes to financial statements (unaudited)

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of November 30, 2017:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	9%
Lifecycle 2010	—	8
Lifecycle 2015	—	9
Lifecycle 2020	—	10
Lifecycle 2025	—	10
Lifecycle 2030	—	10
Lifecycle 2035	—	10
Lifecycle 2040	—	10
Lifecycle 2045	—	11
Lifecycle 2050	—	16
Lifecycle 2055	—	7
Lifecycle 2060	20	7

90	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP and in the Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle Retirement Income Fund
TIAA-CREF Funds:
Bond	$101,950	$8,337	$3,486	$(22)	$(388)	$1,525	$106,391
Bond Plus	66,823	10,442	2,079	(43)	(180)	1,114	74,963
Emerging Markets Debt	9,351	756	450	16	126	270	9,799
Emerging Markets Equity	9,673	682	1,555	221	1,172	—	10,193
Enhanced International Equity Index	16,587	937	1,739	111	1,294	—	17,190
Enhanced Large-Cap Growth Index	22,585	786	3,913	705	2,164	—	22,327
Enhanced Large-Cap Value Index	21,224	1,677	3,235	170	1,949	—	21,785
Growth & Income	27,507	1,240	3,333	444	2,302	174	28,160
High-Yield	9,865	999	455	(3)	(68)	255	10,338
Inflation-Linked Bond	44,402	5,857	6,350	(48)	38	—	43,899
International Bond	9,065	631	1,144	(29)	211	—	8,734
International Equity	12,886	842	2,265	455	807	—	12,725
International Opportunities	12,312	545	1,992	299	1,151	—	12,315
International Small-Cap Equity	8,026	333	1,015	89	815	—	8,248
Large-Cap Growth	25,218	1,380	4,361	817	2,370	—	25,424
Large-Cap Value	23,634	2,611	3,293	251	1,664	—	24,867
Short-Term Bond	51,850	4,319	4,345	(15)	(188)	463	51,621
Small-Cap Equity	7,331	1,377	878	145	883	—	8,858
Small/Mid-Cap Equity	5,491	428	848	95	725	—	5,891
TIAA-CREF Real Property Fund LPa	9,146	6,437	458	16	425	154	15,566
	$494,926	$50,616	$47,194	$3,674	$17,272	$3,955	$519,294

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	91

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$247,807	$17,487	$10,051	$(15)	$(957)	$3,700	$254,271
Bond Plus	162,599	22,041	4,476	(89)	(440)	2,705	179,635
Emerging Markets Debt	22,738	1,894	1,577	22	327	657	23,404
Emerging Markets Equity	25,675	1,242	4,278	547	3,140	—	26,326
Enhanced International Equity Index	44,037	1,651	5,138	591	3,108	—	44,249
Enhanced Large-Cap Growth Index	60,301	1,374	11,221	3,056	4,493	—	58,003
Enhanced Large-Cap Value Index	56,686	3,644	9,337	916	4,670	—	56,579
Growth & Income	73,547	2,036	9,704	1,136	6,103	463	73,118
High-Yield	23,984	1,861	954	—	(168)	619	24,723
Inflation-Linked Bond	94,376	13,215	14,357	31	(31)	—	93,234
International Bond	22,012	1,216	2,859	(70)	506	—	20,805
International Equity	34,476	1,689	6,469	1,681	1,670	—	33,047
International Opportunities	32,924	769	5,602	864	2,993	—	31,948
International Small-Cap Equity	21,477	534	3,002	345	2,064	—	21,418
Large-Cap Growth	67,445	2,333	12,208	4,635	3,776	—	65,981
Large-Cap Value	63,180	5,101	8,775	946	4,127	—	64,579
Short-Term Bond	112,809	9,360	9,737	(57)	(382)	1,008	111,993
Small-Cap Equity	19,608	3,042	2,546	397	2,316	—	22,817
Small/Mid-Cap Equity	14,683	908	2,462	188	1,974	—	15,291
TIAA-CREF Real Property Fund LPa	22,576	15,233	1,299	10	1,078	379	37,598
	$1,222,940	$106,630	$126,052	$15,134	$40,367	$9,531	$1,259,019

92	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$380,071	$22,749	$14,285	$167		$(1,630)	$5,631	$387,072
Bond Plus	249,758	31,185	6,153	143		(939)	4,125	273,994
Emerging Markets Debt	34,891	2,446	2,193	163		368	1,001	35,675
Emerging Markets Equity	44,850	1,765	7,386	846		5,562	—	45,637
Enhanced International Equity Index	77,142	1,612	8,135	1,203		5,206	—	77,028
Enhanced Large-Cap Growth Index	106,189	1,348	18,619	4,969		8,249	—	102,136
Enhanced Large-Cap Value Index	99,767	4,666	14,581	2,627		7,152	—	99,631
Growth & Income	129,797	1,453	15,228	4,753		7,928	812	128,703
High-Yield	36,809	2,414	1,288	10		(269)	942	37,676
Inflation-Linked Bond	110,257	17,481	21,204	177		(148)	—	106,563
International Bond	33,649	1,632	4,479	79		584	—	31,465
International Equity	60,826	1,164	9,771	1,537		4,331	—	58,087
International Opportunities	58,117	568	9,250	1,557		5,220	—	56,212
International Small-Cap Equity	37,887	455	4,932	863		3,365	—	37,638
Large-Cap Growth	119,027	2,743	20,524	6,185		8,552	—	115,983
Large-Cap Value	111,534	6,477	13,449	3,151		5,736	—	113,449
Short-Term Bond	139,253	10,694	13,577	41		(576)	1,222	135,835
Small-Cap Equity	34,602	4,310	3,978	670		4,070	—	39,674
Small/Mid-Cap Equity	25,913	1,094	3,872	718		3,074	—	26,927
TIAA-CREF Real Property Fund LPa	35,598	23,958	2,343	132		1,572	591	58,917
	$1,925,937	$140,214	$195,247	$29,991		$67,407	$14,324	$1,968,302

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	93

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$643,703	$55,878	$8,050	$139		$(2,778)	$9,811	$688,892
Bond Plus	425,031	71,801	2,461	62		(1,528)	7,232	492,905
Emerging Markets Debt	59,226	4,938	1,583	130		792	1,731	63,503
Emerging Markets Equity	94,011	4,514	11,847	1,841		11,974	—	100,493
Enhanced International Equity Index	162,879	4,745	12,468	2,071		11,719	—	168,946
Enhanced Large-Cap Growth Index	225,395	3,680	30,855	8,757		20,222	—	227,199
Enhanced Large-Cap Value Index	211,804	11,215	22,859	4,698		16,697	—	221,555
Growth & Income	276,167	3,832	21,818	7,428		20,453	1,761	286,062
High-Yield	62,410	5,776	553	12		(466)	1,642	67,179
Inflation-Linked Bond	132,826	31,540	34,464	301		(194)	—	130,009
International Bond	56,379	4,210	6,772	146		988	—	54,951
International Equity	129,584	3,182	16,365	2,888		9,897	—	129,186
International Opportunities	123,720	1,807	15,255	2,706		12,031	—	125,009
International Small-Cap Equity	80,740	910	7,264	1,289		7,899	—	83,574
Large-Cap Growth	253,486	4,409	32,309	12,781		19,542	—	257,909
Large-Cap Value	237,216	14,882	19,290	5,686		13,780	—	252,274
Short-Term Bond	186,213	19,895	18,896	53		(794)	1,646	186,471
Small-Cap Equity	73,657	9,554	6,508	1,225		9,115	—	87,043
Small/Mid-Cap Equity	55,122	2,815	6,378	1,246		7,073	—	59,878
TIAA-CREF Real Property Fund LPa	65,535	46,582	1,821	104		3,109	1,129	113,509
	$3,555,104	$306,165	$277,816	$53,563		$159,531	$24,952	$3,796,547

94	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$612,338	$67,631	$8,409	$152		$(2,703)	$9,418	$669,009
Bond Plus	408,043	84,057	1,923	49		(1,511)	7,026	488,715
Emerging Markets Debt	56,494	5,838	1,301	100		790	1,662	61,921
Emerging Markets Equity	117,426	7,949	12,556	2,220		15,148	—	130,187
Enhanced International Equity Index	203,189	8,477	11,631	2,028		15,400	—	217,463
Enhanced Large-Cap Growth Index	283,062	8,102	31,852	9,337		27,795	—	296,444
Enhanced Large-Cap Value Index	265,958	16,247	20,628	4,537		22,862	—	288,976
Growth & Income	347,851	9,378	19,870	7,297		28,515	2,239	373,171
High-Yield	59,596	6,996	741	13		(452)	1,583	65,412
Inflation-Linked Bond	67,663	31,466	38,174	258		(80)	—	61,133
International Bond	52,513	4,894	7,063	139		910	—	51,393
International Equity	163,256	5,027	15,823	3,081		13,282	—	168,823
International Opportunities	155,458	3,159	14,219	2,623		16,137	—	163,158
International Small-Cap Equity	101,460	2,538	6,484	1,150		10,551	—	109,215
Large-Cap Growth	318,891	8,673	32,134	13,576		27,859	—	336,865
Large-Cap Value	298,732	25,873	20,007	6,283		18,694	—	329,575
Short-Term Bond	125,782	17,568	18,410	52		(554)	1,076	124,438
Small-Cap Equity	92,730	12,067	5,836	1,293		11,938	—	112,192
Small/Mid-Cap Equity	69,386	4,278	6,211	1,279		9,396	—	78,128
TIAA-CREF Real Property Fund LPa	71,249	52,837	712	41		3,493	1,249	126,908
	$3,871,077	$383,055	$273,984	$55,508		$217,470	$24,253	$4,253,126

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	95

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$508,567	$64,356	$13,755	$227		$(2,340)	$7,849	$557,055
Bond Plus	324,176	38,582	5,975	104		(1,116)	5,463	355,771
Emerging Markets Debt	47,131	6,020	2,094	153		594	1,388	51,804
Emerging Markets Equity	128,518	9,754	12,657	2,288		16,886	—	144,789
Enhanced International Equity Index	223,428	10,508	11,664	1,996		17,268	—	241,536
Enhanced Large-Cap Growth Index	312,067	9,460	30,367	9,181		32,137	—	332,478
Enhanced Large-Cap Value Index	293,086	19,713	18,958	4,610		25,878	—	324,329
Growth & Income	383,945	12,555	17,389	6,471		33,463	2,482	419,045
High-Yield	49,687	6,456	1,070	7		(373)	1,325	54,707
Inflation-Linked Bond	28,270	12,360	1,152	36		(49)	—	39,465
International Bond	42,524	4,124	6,962	115		714	—	40,515
International Equity	179,989	5,898	14,423	2,886		15,302	—	189,652
International Opportunities	171,916	4,632	14,114	2,599		18,274	—	183,307
International Small-Cap Equity	112,114	3,582	6,288	1,106		11,890	—	122,404
Large-Cap Growth	352,236	10,717	30,952	13,577		32,626	—	378,204
Large-Cap Value	329,731	28,550	16,540	5,833		21,955	—	369,529
Short-Term Bond	28,288	12,388	1,135	7		(148)	305	39,400
Small-Cap Equity	102,422	12,508	4,903	1,135		13,544	—	124,706
Small/Mid-Cap Equity	76,611	4,214	4,943	1,048		10,845	—	87,775
TIAA-CREF Real Property Fund LPa	69,412	51,962	89	4		3,449	1,223	124,738
	$3,764,118	$328,339	$215,430	$53,383		$250,799	$20,035	$4,181,209

96	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$376,234	$60,395	$18,253	$247		$(1,813)	$5,853	$416,810
Bond Plus	242,304	36,866	9,446	130		(891)	4,113	268,963
Emerging Markets Debt	35,230	5,080	1,498	105		460	1,041	39,377
Emerging Markets Equity	144,083	10,150	12,170	2,190		19,374	—	163,627
Enhanced International Equity Index	250,753	11,646	10,383	1,780		19,885	—	273,681
Enhanced Large-Cap Growth Index	351,654	13,384	32,497	9,848		37,040	—	379,429
Enhanced Large-Cap Value Index	330,207	24,610	19,343	4,802		29,801	—	370,077
Growth & Income	433,472	18,208	19,006	7,341		38,015	2,812	478,030
High-Yield	37,141	5,630	1,130	4		(283)	998	41,362
International Bond	29,298	4,295	7,849	24		515	—	26,283
International Equity	203,059	6,572	13,748	2,785		17,813	—	216,481
International Opportunities	193,955	5,183	13,647	2,526		21,127	—	209,144
International Small-Cap Equity	126,672	4,386	6,259	1,065		13,670	—	139,534
Large-Cap Growth	397,413	12,771	31,099	13,781		38,674	—	431,540
Large-Cap Value	372,088	35,547	16,787	6,364		25,250	—	422,462
Small-Cap Equity	115,565	14,810	5,821	1,497		15,144	—	141,195
Small/Mid-Cap Equity	86,348	4,883	4,622	986		12,505	—	100,100
TIAA-CREF Real Property Fund LPa	70,007	53,278	53	2		3,489	1,239	126,723
	$3,795,483	$327,694	$223,611	$55,477		$289,775	$16,056	$4,244,818

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	97

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$261,272	$52,116	$29,922	$355		$(1,379)	$4,040	$282,442
Bond Plus	173,428	31,400	16,089	116		(627)	2,921	188,228
Emerging Markets Debt	25,217	4,708	2,922	143		264	739	27,410
Emerging Markets Equity	197,426	14,340	16,367	2,955		26,584	—	224,938
Enhanced International Equity Index	344,625	15,719	14,896	2,540		27,122	—	375,110
Enhanced Large-Cap Growth Index	484,140	19,332	44,309	13,758		50,718	—	523,639
Enhanced Large-Cap Value Index	454,677	34,514	26,163	7,172		40,445	—	510,645
Growth & Income	597,318	21,630	23,124	9,208		53,193	3,876	658,225
High-Yield	26,585	4,916	2,357	—		(200)	709	28,944
International Bond	15,908	3,887	10,785	(122)		321	—	9,209
International Equity	279,821	8,730	18,774	3,837		24,551	—	298,165
International Opportunities	267,159	6,757	17,861	3,309		29,268	—	288,632
International Small-Cap Equity	174,692	5,681	8,140	1,399		18,923	—	192,555
Large-Cap Growth	547,770	17,492	42,550	19,392		52,794	—	594,898
Large-Cap Value	512,846	47,604	22,219	8,676		34,749	—	581,656
Small-Cap Equity	159,208	19,923	8,333	2,129		20,725	—	193,652
Small/Mid-Cap Equity	119,124	7,311	7,001	1,470		17,105	—	138,009
TIAA-CREF Real Property Fund LPa	87,188	65,883	254	14		4,329	1,539	157,160
	$4,728,404	$381,943	$312,066	$76,351		$398,885	$13,824	$5,273,517

98	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$78,279	$16,042	$17,272	$(366)	$94	$1,182	$76,777
Bond Plus	54,066	9,894	9,649	(7)	(138)	889	54,166
Emerging Markets Debt	7,857	1,159	1,175	12	113	227	7,966
Emerging Markets Equity	98,383	10,292	4,281	175	14,911	—	119,480
Enhanced International Equity Index	171,382	12,291	2,480	10	15,053	—	196,256
Enhanced Large-Cap Growth Index	241,450	20,170	17,065	258	33,256	—	278,069
Enhanced Large-Cap Value Index	226,917	27,691	8,061	81	24,581	—	271,209
Growth & Income	298,072	24,304	4,715	33	32,436	1,970	350,130
High-Yield	8,284	1,435	1,330	—	(60)	216	8,329
International Bond	2,992	1,205	3,475	53	(15)	—	760
International Equity	139,743	8,764	4,641	167	14,433	—	158,466
International Opportunities	133,049	7,184	3,495	181	16,521	—	153,440
International Small-Cap Equity	86,968	6,802	1,853	36	10,368	—	102,321
Large-Cap Growth	273,528	21,385	16,059	542	36,937	—	316,333
Large-Cap Value	256,105	36,716	5,781	96	22,330	—	309,466
Small-Cap Equity	79,473	13,403	2,116	59	11,743	—	102,562
Small/Mid-Cap Equity	59,480	6,097	1,797	49	9,579	—	73,408
TIAA-CREF Real Property Fund LPa	41,562	35,603	—	—	2,123	762	79,288
	$2,257,590	$260,437	$105,245	$1,379	$244,265	$5,246	$2,658,426

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	99

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	$40,117	$9,922	$11,467	$(221)	$89	$603	$38,440
Bond Plus	28,374	6,062	6,315	(1)	(73)	464	28,047
Emerging Markets Debt	4,123	729	792	9	57	118	4,126
Emerging Markets Equity	63,014	7,994	2,543	70	9,638	—	78,173
Enhanced International Equity Index	109,627	9,558	2,028	7	9,665	—	126,829
Enhanced Large-Cap Growth Index	154,609	15,216	10,441	140	21,521	—	181,045
Enhanced Large-Cap Value Index	145,269	19,894	4,540	46	15,882	—	176,551
Growth & Income	190,869	18,831	2,668	16	20,975	1,267	228,023
High-Yield	4,350	911	918	(1)	(30)	113	4,312
International Bond	964	1,314	2,035	29	(17)	—	255
International Equity	89,315	7,209	2,756	97	9,301	—	103,166
International Opportunities	85,153	6,046	1,940	79	10,681	—	100,019
International Small-Cap Equity	55,696	5,576	1,243	20	6,675	—	66,724
Large-Cap Growth	175,077	16,440	9,710	305	23,909	—	206,021
Large-Cap Value	164,000	26,779	3,827	44	14,429	—	201,425
Small-Cap Equity	50,878	9,300	1,076	27	7,596	—	66,725
Small/Mid-Cap Equity	38,106	4,572	1,115	22	6,202	—	47,787
TIAA-CREF Real Property Fund LPa	26,224	23,309	—	—	1,348	486	50,881
	$1,425,765	$189,662	$65,414	$688	$157,848	$3,051	$1,708,549

100	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$7,960	$2,900	$3,153	$(55)	$29	$124	$7,681
Bond Plus	5,836	1,885	1,764	(2)	(13)	98	5,942
Emerging Markets Debt	855	195	196	1	12	25	867
Emerging Markets Equity	16,435	3,866	737	6	2,641	—	22,211
Enhanced International Equity Index	28,385	5,435	892	2	2,639	—	35,569
Enhanced Large-Cap Growth Index	40,426	8,009	3,016	26	5,984	—	51,429
Enhanced Large-Cap Value Index	37,968	9,291	1,514	11	4,394	—	50,150
Growth & Income	49,899	10,310	1,331	11	5,824	344	64,713
High-Yield	897	250	227	(1)	(6)	24	913
International Bond	202	299	265	4	—	—	240
International Equity	23,356	4,103	804	6	2,579	—	29,240
International Opportunities	22,234	3,895	690	6	2,943	—	28,388
International Small-Cap Equity	14,518	2,990	389	1	1,831	—	18,951
Large-Cap Growth	45,748	9,178	3,154	28	6,681	—	58,481
Large-Cap Value	42,872	11,589	1,328	21	3,967	—	57,121
Small-Cap Equity	13,297	4,025	489	10	2,094	—	18,937
Small/Mid-Cap Equity	9,961	2,255	380	9	1,715	—	13,560
TIAA-CREF Real Property Fund LPa	6,736	7,129	—	—	363	133	14,228
	$367,585	$87,604	$20,329	$84	$43,677	$748	$478,621

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	101

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$552	$574	$517	$(1)	$(1)	$10	$607
Bond Plus	434	362	267	—	(1)	8	528
Emerging Markets Debt	63	42	26	—	1	2	80
Emerging Markets Equity	1,652	1,142	160	(1)	292	—	2,925
Enhanced International Equity Index	2,847	1,720	300	(1)	298	—	4,564
Enhanced Large-Cap Growth Index	4,067	2,456	483	1	709	—	6,750
Enhanced Large-Cap Value Index	3,819	2,638	389	(7)	526	—	6,587
Growth & Income	5,020	3,197	396	(1)	695	38	8,515
High-Yield	67	49	35	—	—	2	81
International Bond	7	119	42	—	1	—	85
International Equity	2,342	1,419	207	—	294	—	3,848
International Opportunities	2,238	1,322	156	—	330	—	3,734
International Small-Cap Equity	1,460	950	122	—	207	—	2,495
Large-Cap Growth	4,601	2,827	523	—	785	—	7,690
Large-Cap Value	4,313	3,082	341	(3)	467	—	7,518
Small-Cap Equity	1,338	1,020	116	(2)	246	—	2,486
Small/Mid-Cap Equity	1,002	673	97	—	202	—	1,780
TIAA-CREF Real Property Fund LPa	664	1,119	—	—	39	16	1,822
	$36,486	$24,711	$4,177	$(15)	$5,090	$76	$62,095
[a]	Restricted security.

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the portfolio of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

102	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Net unrealized appreciation (depreciation): At November 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Retirement Income	$462,879	$56,683	$(269)	$56,414
Lifecycle 2010	1,071,821	187,198	—	187,198
Lifecycle 2015	1,828,836	157,095	(17,629)	139,466
Lifecycle 2020	3,452,752	367,867	(24,072)	343,795
Lifecycle 2025	3,779,048	495,318	(21,240)	474,078
Lifecycle 2030	3,627,832	570,237	(16,860)	553,377
Lifecycle 2035	3,595,750	661,574	(12,506)	649,068
Lifecycle 2040	4,358,507	926,352	(11,342)	915,010
Lifecycle 2045	2,110,212	548,792	(578)	548,214
Lifecycle 2050	1,367,439	341,312	(202)	341,110
Lifecycle 2055	398,972	79,651	(1)	79,650
Lifecycle 2060	54,858	7,237	—	7,237

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2017 were as follows (dollar amounts are in thousands):

Fund	Purchases	Sales
Lifecycle Retirement Income	$50,616	$47,194
Lifecycle 2010	106,630	126,052
Lifecycle 2015	140,214	195,247
Lifecycle 2020	306,165	277,816
Lifecycle 2025	383,055	273,984
Lifecycle 2030	328,339	215,430
Lifecycle 2035	327,694	223,611
Lifecycle 2040	381,943	312,066
Lifecycle 2045	260,437	105,245
Lifecycle 2050	189,662	65,414
Lifecycle 2055	87,604	20,329
Lifecycle 2060	31,750	11,212

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	103

Notes to financial statements (unaudited)	concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2017 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifecycle Retirement Income	$9,987,215	$6,251,395	$16,238,610
Lifecycle 2010	26,554,416	17,652,462	44,206,878
Lifecycle 2015	45,886,584	56,557,106	102,443,690
Lifecycle 2020	79,912,308	105,492,759	185,405,067
Lifecycle 2025	77,861,438	119,430,625	197,292,063
Lifecycle 2030	67,847,935	130,044,506	197,892,441
Lifecycle 2035	63,476,036	139,099,844	202,575,880
Lifecycle 2040	73,247,918	191,536,597	264,784,515
Lifecycle 2045	22,972,968	48,271,775	71,244,743
Lifecycle 2050	13,934,655	28,449,715	42,384,370
Lifecycle 2055	3,382,820	5,348,989	8,731,809
Lifecycle 2060	257,019	393,505	650,524

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2017, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

104	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

TIAA-CREF Lifecycle Funds ■ 2017 Semiannual Report	105

Additional information about index providers (unaudited)	concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF Lifecycle Funds. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF Lifecycle Funds.

106	2017 Semiannual Report ■ TIAA-CREF Lifecycle Funds

How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Semiannual Report

November 30, 2017

TIAA-CREF Lifecycle Index Funds

of the TIAA-CREF Funds

The semiannual report contains the financial statements (unaudited).

Lifecycle Index Retirement	Lifecycle Index 2025 Fund	Lifecycle Index 2050 Fund
Income Fund	Lifecycle Index 2030 Fund	Lifecycle Index 2055 Fund
Lifecycle Index 2010 Fund	Lifecycle Index 2035 Fund	Lifecycle Index 2060 Fund
Lifecycle Index 2015 Fund	Lifecycle Index 2040 Fund
Lifecycle Index 2020 Fund	Lifecycle Index 2045 Fund

Understanding your Lifecycle Index Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	3

Letter to investors

Global financial markets delivered positive returns during the six months ended November 30, 2017, albeit with varying degrees of strength. U.S. equities posted solid returns, modestly outperforming international stocks, while fixed-income securities produced only scant gains.

The TIAA-CREF Lifecycle Index Funds performed in-line with expectations consistent with their mix of investments in multiple asset classes through underlying TIAA-CREF Funds.

•	All twelve of the TIAA-CREF Lifecycle Index Funds posted positive returns for the period, and funds with longer target dates outperformed those with shorter target dates. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from 4.3% for the Retirement Income Fund to 9.8% for the 2060 Fund.
•	These positive results continue to support the solid gains earned by the TIAA-CREF Lifecycle Index Funds over longer periods of time.

U.S. stocks lead the way

The broad U.S. stock market, as represented by the Russell 3000® Index, returned 11.1% for the six months. The advance of domestic stocks was supported by solid growth in the U.S. economy, as well as expectations for business-friendly federal tax reforms.

The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, advanced 9.2% for the six months. International stocks benefited from continued global economic growth, while stocks in emerging markets recorded strong gains that were bolstered by higher oil prices.

Returns were more muted in the U.S. fixed-income sector, amid a further hike in short-term interest rates by the Federal Reserve. The domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.7% for the period.

4	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

TIAA-CREF Lifecycle Index Funds:
strategies for a dynamic marketplace

Reaching your financial goals may still be a long way off, or it may be right around the corner. Either way, your investment savings portfolio will always be affected by the inevitable seesaw movements of the financial markets.

The TIAA-CREF Lifecycle Index Funds are built around dynamic diversification strategies designed to help mitigate the effects of market volatility. Diversification does not guarantee against market loss, but over time it has proven to be one of the most effective ways for investors to reach their long-term financial goals. Under the stewardship of highly experienced investment professionals, our funds are aimed at helping investors minimize portfolio risk and reduce the long-term effects of market volatility.

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifecycle Index Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	5

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 40 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed-income, short-term fixed-income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 9 through 13, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017–November 30, 2017).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Expense examples

Six months ended November 30, 2017

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,043.71	$0.00		$0.56
5% annual hypothetical return	1,000.00	1,025.07	0.00		0.56
2010 Fund actual return	1,000.00	1,045.92	0.00		0.56
5% annual hypothetical return	1,000.00	1,025.07	0.00		0.56
2015 Fund actual return	1,000.00	1,052.15	0.00		0.51
5% annual hypothetical return	1,000.00	1,025.07	0.00		0.51
2020 Fund actual return	1,000.00	1,058.60	0.05		0.52
5% annual hypothetical return	1,000.00	1,025.02	0.05		0.51
2025 Fund actual return	1,000.00	1,066.51	0.05		0.52
5% annual hypothetical return	1,000.00	1,025.02	0.05		0.51
2030 Fund actual return	1,000.00	1,074.87	0.10		0.52
5% annual hypothetical return	1,000.00	1,024.97	0.10		0.51
2035 Fund actual return	1,000.00	1,082.73	0.10		0.47
5% annual hypothetical return	1,000.00	1,024.97	0.10		0.46
2040 Fund actual return	1,000.00	1,091.26	0.16		0.52
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.51
2045 Fund actual return	1,000.00	1,095.52	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.51
2050 Fund actual return	1,000.00	1,096.95	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.51
2055 Fund actual return	1,000.00	1,098.16	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.51
2060 Fund actual return	1,000.00	1,098.32	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.51

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Retirement Income, 2010 and 2015 Funds; 0.01% for the 2020 and 2025 Funds; 0.02% for the 2030 and 2035 Funds; and 0.03% for the 2040, 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	9

Important information about expenses

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.09% for the 2035 Fund; 0.10% for the 2015, 2020, 2025, 2030, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.11% for the Retirement Income and 2010 Funds.

Expense examples

Six months ended November 30, 2017

Lifecycle Index Funds Advisor Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,043.61	$0.05		$0.56
5% annual hypothetical return	1,000.00	1,025.02	0.05		0.56
2010 Fund actual return	1,000.00	1,046.61	0.05		0.62
5% annual hypothetical return	1,000.00	1,025.02	0.05		0.61
2015 Fund actual return	1,000.00	1,051.45	0.05		0.57
5% annual hypothetical return	1,000.00	1,025.02	0.05		0.56
2020 Fund actual return	1,000.00	1,058.64	0.36		0.83
5% annual hypothetical return	1,000.00	1,024.72	0.36		0.81
2025 Fund actual return	1,000.00	1,066.55	0.31		0.78
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.76
2030 Fund actual return	1,000.00	1,074.33	0.73		1.14
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.12
2035 Fund actual return	1,000.00	1,083.33	0.16		0.57
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.56
2040 Fund actual return	1,000.00	1,091.31	0.42		0.84
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.81
2045 Fund actual return	1,000.00	1,094.98	0.68		1.05
5% annual hypothetical return	1,000.00	1,024.42	0.66		1.01
2050 Fund actual return	1,000.00	1,096.46	0.53		0.89
5% annual hypothetical return	1,000.00	1,024.57	0.51		0.86
2055 Fund actual return	1,000.00	1,097.48	0.21		0.58
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.56
2060 Fund actual return	1,000.00	1,099.20	0.21		0.58
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.56

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by

10	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.01% for the Retirement Income, 2010 and 2015 Funds; 0.03% for the 2035 Fund; 0.04% for the 2055 and 2060 Funds; 0.06% for the 2025 Fund; 0.07% for the 2020 Fund; 0.08% for the 2040 Fund; 0.10% for the 2050 Fund; 0.13% for the 2045 Fund; and 0.14% for the 2030 Fund.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.11% for the Retirement Income, 2015, 2035, 2055 and 2060 Funds; 0.12% for the 2010 Fund; 0.15% for the 2025 Fund; 0.16% for the 2020 and 2040 Funds; 0.17% for the 2050 Fund; 0.20% for the 2045 Fund; and 0.22% for the 2030 Fund.

Expense examples

Six months ended November 30, 2017

Lifecycle Index Funds Premier Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,042.26	$0.77		$1.33
5% annual hypothetical return	1,000.00	1,024.32	0.76		1.32
2010 Fund actual return	1,000.00	1,046.08	0.77		1.33
5% annual hypothetical return	1,000.00	1,024.32	0.76		1.32
2015 Fund actual return	1,000.00	1,050.99	0.77		1.29
5% annual hypothetical return	1,000.00	1,024.32	0.76		1.27
2020 Fund actual return	1,000.00	1,057.59	0.83		1.29
5% annual hypothetical return	1,000.00	1,024.27	0.81		1.27
2025 Fund actual return	1,000.00	1,066.18	0.83		1.29
5% annual hypothetical return	1,000.00	1,024.27	0.81		1.27
2030 Fund actual return	1,000.00	1,074.64	0.88		1.30
5% annual hypothetical return	1,000.00	1,024.22	0.86		1.27
2035 Fund actual return	1,000.00	1,081.98	0.89		1.25
5% annual hypothetical return	1,000.00	1,024.22	0.86		1.22
2040 Fund actual return	1,000.00	1,090.61	0.94		1.31
5% annual hypothetical return	1,000.00	1,024.17	0.91		1.27
2045 Fund actual return	1,000.00	1,094.85	0.95		1.31
5% annual hypothetical return	1,000.00	1,024.17	0.91		1.27

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	11

Important information about expenses

Lifecycle Index Funds Premier Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
2050 Fund actual return	$1,000.00	$1,095.73	$0.95		$1.31
5% annual hypothetical return	1,000.00	1,024.17	0.91		1.27
2055 Fund actual return	1,000.00	1,096.99	0.95		1.31
5% annual hypothetical return	1,000.00	1,024.17	0.91		1.27
2060 Fund actual return	1,000.00	1,098.40	0.95		1.32
5% annual hypothetical return	1,000.00	1,024.17	0.91		1.27

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Retirement Income, 2010 and 2015 Funds; 0.16% for the 2020 and 2025 Funds; 0.17% for the 2030 and 2035 Funds; and 0.18% for the 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.24% for the 2035 Fund; 0.25% for the 2015, 2020, 2025, 2030, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.26% for the Retirement Income and 2010 Funds.

Expense examples

Six months ended November 30, 2017

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Retirement Income Fund actual return	$1,000.00	$1,042.49	$1.28		$1.84
5% annual hypothetical return	1,000.00	1,023.82	1.27		1.83
2010 Fund actual return	1,000.00	1,044.92	1.28		1.85
5% annual hypothetical return	1,000.00	1,023.82	1.27		1.83
2015 Fund actual return	1,000.00	1,049.83	1.28		1.80
5% annual hypothetical return	1,000.00	1,023.82	1.27		1.78
2020 Fund actual return	1,000.00	1,057.18	1.34		1.80
5% annual hypothetical return	1,000.00	1,023.76	1.32		1.78
2025 Fund actual return	1,000.00	1,065.85	1.35		1.81
5% annual hypothetical return	1,000.00	1,023.76	1.32		1.78

12	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Expense examples

Six months ended November 30, 2017

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
2030 Fund actual return	$1,000.00	$1,073.77	$1.40		$1.82
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.78
2035 Fund actual return	1,000.00	1,081.78	1.41		1.77
5% annual hypothetical return	1,000.00	1,023.71	1.37		1.72
2040 Fund actual return	1,000.00	1,089.81	1.47		1.83
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.78
2045 Fund actual return	1,000.00	1,094.16	1.47		1.84
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.78
2050 Fund actual return	1,000.00	1,095.60	1.47		1.84
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.78
2055 Fund actual return	1,000.00	1,096.51	1.47		1.84
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.78
2060 Fund actual return	1,000.00	1,097.69	1.47		1.84
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.78

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Income, 2010 and 2015 Funds; 0.26% for the 2020 and 2025 Funds; 0.27% for the 2030 and 2035 Funds; and 0.28% for the 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.34% for the 2035 Fund; 0.35% for the 2015, 2020, 2025, 2030, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.36% for the Retirement Income and 2010 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	13

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2017

All of the twelve TIAA-CREF Lifecycle Index Funds delivered positive returns that approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 4.25% for the Retirement Income Fund to 9.77% for the 2060 Fund. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their benchmarks, which represent market performance without any fees or expenses. The difference between the returns of the individual Lifecycle Index Funds and those of their respective benchmarks ranged from 0.13 of a percentage point for the 2025 Fund to 0.23 of a percentage point for the 2015 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Growing economy, modest inflation bolster stock markets

The U.S. economy recorded strong gains during the six months, while unemployment declined and inflation remained muted. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at an annualized rate of 3.2% during the third quarter of 2017, according to the U.S. government’s “third” estimate—an increase over the 3.1% annualized rate of the previous three months. Unemployment declined to 4.1% in October, its lowest level in 17 years, and remained unchanged in November. Annual core inflation, which includes all items except food and energy, rose modestly by 1.7% for the twelve months ended November 30, 2017. The price per barrel of West Texas Intermediate crude oil rose from $48 on June 1, 2017, to more than $57 on November 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2009.

For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 11.09%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, advanced 9.22% in U.S.-dollar terms. Stocks in emerging markets recorded strong gains, helped by a boost in oil prices.

14	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

U.S. investment-grade bond investors earned modest gains amid rising short-term interest rates as the Federal Reserve continued to slowly shift monetary policy in response to the growing economy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.68% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained a modest 0.06%.

Stocks propel most funds to solid gains

Each Lifecycle Index Fund covered in this report delivered positive returns for the period, as most equity funds recorded gains.

The Lifecycle Index Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by gains in the U.S. and international equity markets. The Emerging Markets Equity Index and Equity Index Funds both recorded double-digit gains, while the International Equity Index Fund delivered a solid but smaller return. The Bond Index Fund earned a modest gain, and the Short-Term Bond Index Fund recorded a small loss.

Funds with largest equity exposures perform best

The Lifecycle Index Funds with larger allocations to stocks posted the highest returns. For example, the 2040, 2045, 2050, 2055 and 2060 funds, each with at least 85% of its assets invested in equities as of November 30, 2017, had gains that ranged from 8.98% for the 2040 Fund to 9.77% for the 2060 Fund. By comparison, the Retirement Income Fund, with about 60% of its portfolio invested in fixed income and 40% in equities at period-end, earned 4.25%. (Returns of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	15

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2017

Lifecycle Index Retirement Income Fund			Total return		Average annual total return				Annual operating expenses*#
		Inception					since fund
	Ticker	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	TRILX	9/30/09	4.37%	10.57%	6.04%		6.80%		0.37%	0.10%
Advisor Class	TLIHX	12/4/15	4.36	10.62	5.87	†	6.60	†	0.44	0.18
Premier Class	TLIPX	9/30/09	4.23	10.42	5.87		6.64		0.51	0.25
Retirement Class	TRCIX	9/30/09	4.25	10.40	5.77		6.54		0.61	0.35
Lifecycle Index Retirement Income Fund Composite Index‡		—	4.40	10.76	6.18		6.96	§	—	—
Broad market indexes**
S&P Target Date Retirement Income Index		—	3.79	8.65	4.84		5.64	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date Retirement Income Index. For additional information, please see the funds’ current prospectus.

16	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	28.23%	28.00%
International equity	11.91	12.00
Fixed income
Fixed income	39.59	40.00
Inflation-protected assets	9.90	10.00
Short-term fixed income	9.90	10.00
Other assets & liabilities, net	0.47	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	17

Lifecycle Index 2010 Fund

Performance as of November 30, 2017

Lifecycle Index 2010 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLTIX	9/30/09	4.59%	11.27%	6.73%		7.33%		0.26%	0.10%
Advisor Class	TLTHX	12/4/15	4.66	11.33	6.57	†	7.13	†	0.34	0.18
Premier Class	TLTPX	9/30/09	4.61	11.15	6.58		7.18		0.41	0.25
Retirement Class	TLTRX	9/30/09	4.49	11.06	6.46		7.06		0.51	0.35
Lifecycle Index 2010 Fund Composite Index‡		—	4.69	11.46	6.86		7.48	§	—	—
Broad market indexes**
S&P Target Date 2010 Index		—	4.31	10.23	5.97		6.56	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.5% Bloomberg Barclays U.S. Aggregate Bond Index; 29.8% Russell 3000 Index; 12.7% MSCI EAFE+EM Index; 9.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 9.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date 2010 Index. For additional information, please see the funds’ current prospectus.

18	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	30.12%	29.40%
International equity	12.70	12.60
Fixed income
Fixed income	39.07	39.60
Inflation-protected assets	8.87	9.20
Short-term fixed income	8.85	9.20
Other assets & liabilities, net	0.39	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	19

Lifecycle Index 2015 Fund

Performance as of November 30, 2017

Lifecycle Index 2015 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLFIX	9/30/09	5.21%	12.44%	7.46%		7.86%		0.24%	0.10%
Advisor Class	TLFAX	12/4/15	5.15	12.42	7.29	†	7.65	†	0.32	0.18
Premier Class	TLFPX	9/30/09	5.10	12.33	7.29		7.70		0.39	0.25
Retirement Class	TLGRX	9/30/09	4.98	12.16	7.18		7.58		0.49	0.35
Lifecycle Index 2015 Fund Composite Index‡		—	5.21	12.58	7.57		8.01	§	—	—
Broad market indexes**
S&P Target Date 2015 Index		—	4.96	11.87	7.07		7.45	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.5% Bloomberg Barclays U.S. Aggregate Bond Index; 33.3% Russell 3000 Index; 14.2% MSCI EAFE+EM Index; 7.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the S&P Target Date 2015 Index. For additional information, please see the funds’ current prospectus.

20	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	33.66%	32.90%
International equity	14.20	14.10
Fixed income
Fixed income	38.13	38.60
Inflation-protected assets	6.90	7.20
Short-term fixed income	6.89	7.20
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	21

Lifecycle Index 2020 Fund

Performance as of November 30, 2017

Lifecycle Index 2020 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLWIX	9/30/09	5.86%	14.03%	8.37%		8.51%		0.22%	0.10%
Advisor Class	TLWHX	12/4/15	5.86	13.95	8.20	†	8.29	†	0.30	0.18
Premier Class	TLWPX	9/30/09	5.76	13.80	8.20		8.34		0.37	0.25
Retirement Class	TLWRX	9/30/09	5.72	13.64	8.10		8.23		0.47	0.35
Lifecycle Index 2020 Fund Composite Index‡		—	5.90	14.11	8.49		8.65	§	—	—
Broad market indexes**
S&P Target Date 2020 Index		—	5.60	13.43	8.04		8.21	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2020 Fund Composite Index consisted of: 37.9% Russell 3000 Index; 35.9% Bloomberg Barclays U.S. Aggregate Bond Index; 16.2% MSCI EAFE+EM Index; 5.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2020 Index. For additional information, please see the funds’ current prospectus.

22	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	38.28%	37.24%
International equity	16.15	15.96
Fixed income
Fixed income	35.59	36.40
Inflation-protected assets	4.92	5.20
Short-term fixed income	4.91	5.20
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	23

Lifecycle Index 2025 Fund

Performance as of November 30, 2017

Lifecycle Index 2025 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLQIX	9/30/09	6.65%	15.75%	9.34%		9.19%		0.22%	0.10%
Advisor Class	TLQHX	12/4/15	6.65	15.74	9.16	†	8.98	†	0.30	0.18
Premier Class	TLVPX	9/30/09	6.62	15.60	9.18		9.03		0.37	0.25
Retirement Class	TLQRX	9/30/09	6.59	15.47	9.07		8.92		0.47	0.35
Lifecycle Index 2025 Fund Composite Index‡		—	6.72	15.90	9.46		9.32	§	—	—
Broad market indexes**
S&P Target Date 2025 Index		—	6.57	15.26	8.91		8.88	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2025 Fund Composite Index consisted of: 43.5% Russell 3000 Index; 31.9% Bloomberg Barclays U.S. Aggregate Bond Index; 18.6% MSCI EAFE+EM Index; 3.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2025 Index. For additional information, please see the funds’ current prospectus.

24	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	43.84%	42.84%
International equity	18.50	18.36
Fixed income
Fixed income	31.58	32.40
Inflation-protected assets	2.93	3.20
Short-term fixed income	2.93	3.20
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	25

Lifecycle Index 2030 Fund

Performance as of November 30, 2017

Lifecycle Index 2030 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLHIX	9/30/09	7.49%	17.53%	10.30%		9.87%		0.21%	0.10%
Advisor Class	TLHHX	12/4/15	7.43	17.46	10.10	†	9.65	†	0.29	0.18
Premier Class	TLHPX	9/30/09	7.46	17.40	10.14		9.71		0.36	0.25
Retirement Class	TLHRX	9/30/09	7.38	17.22	10.02		9.60		0.46	0.35
Lifecycle Index 2030 Fund Composite Index‡		—	7.55	17.72	10.42		10.00	§	—	—
Broad market indexes**
S&P Target Date 2030 Index		—	7.49	16.98	9.75		9.47	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2030 Fund Composite Index consisted of: 49.1% Russell 3000 Index; 27.9% Bloomberg Barclays U.S. Aggregate Bond Index; 21.0% MSCI EAFE+EM Index; 1.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2030 Index. For additional information, please see the funds’ current prospectus.

26	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	49.49%	48.44%
International equity	20.89	20.76
Fixed income
Fixed income	27.62	28.40
Inflation-protected assets	0.95	1.20
Short-term fixed income	0.95	1.20
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	27

Lifecycle Index 2035 Fund

Performance as of November 30, 2017

Lifecycle Index 2035 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLYIX	9/30/09	8.27%	19.31%	11.20%		10.50%		0.21%	0.10%
Advisor Class	TLYHX	12/4/15	8.33	19.36	11.05	†	10.29	†	0.29	0.18
Premier Class	TLYPX	9/30/09	8.20	19.12	11.05		10.34		0.36	0.25
Retirement Class	TLYRX	9/30/09	8.18	19.02	10.94		10.23		0.46	0.35
Lifecycle Index 2035 Fund Composite Index‡		—	8.36	19.50	11.33		10.64	§	—	—
Broad market indexes**
S&P Target Date 2035 Index		—	8.36	18.64	10.48		9.99	§	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2035 Fund Composite Index consisted of: 54.7% Russell 3000 Index; 23.4% MSCI EAFE+EM Index; and 21.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2035 Index. For additional information, please see the funds’ current prospectus.

28	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	55.06%	54.04%
International equity	23.25	23.16
Fixed income	21.59	22.80
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	29

Lifecycle Index 2040 Fund

Performance as of November 30, 2017

Lifecycle Index 2040 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLZIX	9/30/09	9.13%	21.14%	11.91%		10.94%		0.20%	0.10%
Advisor Class	TLZHX	12/4/15	9.13	21.07	11.74	†	10.73	†	0.28	0.18
Premier Class	TLPRX	9/30/09	9.06	20.90	11.74		10.77		0.35	0.25
Retirement Class	TLZRX	9/30/09	8.98	20.79	11.64		10.67		0.45	0.35
Lifecycle Index 2040 Fund Composite Index‡		—	9.17	21.27	12.01		11.07	§	—	—
Broad market indexes**
S&P Target Date 2040 Index		—	8.95	19.79	10.99		10.35	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2040 Fund Composite Index consisted of: 60.3% Russell 3000 Index; 25.8% MSCI EAFE+EM Index; and 13.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2040 Index. For additional information, please see the funds’ current prospectus.

30	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	60.61%	59.64%
International equity	25.59	25.56
Fixed income	13.66	14.80
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	31

Lifecycle Index 2045 Fund

Performance as of November 30, 2017

Lifecycle Index 2045 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLXIX	9/30/09	9.55%	21.97%	12.10%		11.06%		0.21%	0.10%
Advisor Class	TLMHX	12/4/15	9.50	21.89	11.93	†	10.84	†	0.29	0.18
Premier Class	TLMPX	9/30/09	9.48	21.72	11.94		10.89		0.36	0.25
Retirement Class	TLMRX	9/30/09	9.42	21.64	11.82		10.78		0.46	0.35
Lifecycle Index 2045 Fund Composite Index‡		—	9.59	22.11	12.22		11.19	§	—	—
Broad market indexes**
S&P Target Date 2045 Index		—	9.25	20.53	11.37		10.60	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.4% Russell 3000 Index; 27.2% MSCI EAFE+EM Index; and 9.4% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2045 Index. For additional information, please see the funds’ current prospectus.

32	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	63.65%	63.35%
International equity	26.93	27.15
Fixed income	9.26	9.50
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	33

Lifecycle Index 2050 Fund

Performance as of November 30, 2017

Lifecycle Index 2050 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TLLIX	9/30/09	9.69%	22.23%	12.20%		11.12%		0.22%	0.10%
Advisor Class	TLLHX	12/4/15	9.65	22.10	12.00	†	10.89	†	0.30	0.18
Premier Class	TLLPX	9/30/09	9.57	22.00	12.03		10.95		0.37	0.25
Retirement Class	TLLRX	9/30/09	9.56	21.91	11.92		10.84		0.47	0.35
Lifecycle Index 2050 Fund Composite Index‡		—	9.72	22.39	12.31		11.25	§	—	—
Broad market indexes**
S&P Target Date 2050 Index		—	9.49	21.21	11.72		10.80	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		14.28	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2050 Fund Composite Index consisted of: 64.3% Russell 3000 Index; 27.6% MSCI EAFE+EM Index; and 8.1% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2050 Index. For additional information, please see the funds’ current prospectus.

34	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	64.51%	64.23%
International equity	27.29	27.52
Fixed income	8.02	8.25
Other assets & liabilities, net	0.18	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	35

Lifecycle Index 2055 Fund

Performance as of November 30, 2017

Lifecycle Index 2055 Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TTIIX	4/29/11	9.82%	22.51%	12.29%		9.66%		0.31%	0.10%
Advisor Class	TTIHX	12/4/15	9.75	22.51	12.10	†	9.45	†	0.39	0.18
Premier Class	TTIPX	4/29/11	9.70	22.28	12.11		9.49		0.46	0.25
Retirement Class	TTIRX	4/29/11	9.65	22.18	12.01		9.38		0.56	0.35
Lifecycle Index 2055 Fund Composite Index‡		—	9.85	22.68	12.40		9.77	§	—	—
Broad market indexes**
S&P Target Date 2055 Index		—	9.57	21.54	11.95		9.16	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		12.65	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		3.07	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2055 Fund Composite Index consisted of: 65.2% Russell 3000 Index; 27.9% MSCI EAFE+EM Index; and 6.9% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2055 Index. For additional information, please see the funds’ current prospectus.

36	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	65.40%	65.10%
International equity	27.68	27.90
Fixed income	6.78	7.00
Other assets & liabilities, net	0.14	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	37

Lifecycle Index 2060 Fund

Performance as of November 30, 2017

Lifecycle Index 2060 Fund			Total return		Average annual total return		Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	since fund inception		gross	net
Institutional Class	TVIIX	9/26/14	9.83%	22.67%	9.52%		1.00%	0.10%
Advisor Class	TVIHX	12/4/15	9.92	22.74	9.41	†	1.08	0.18
Premier Class	TVIPX	9/26/14	9.84	22.61	9.37		1.15	0.25
Retirement Class	TVITX	9/26/14	9.77	22.43	9.24		1.25	0.35
Lifecycle Index 2060 Fund Composite Index‡		—	9.97	22.96	9.63	§	—	—
Broad market indexes**
S&P Target Date 2060+ Index		—	9.69	21.84	9.16	§	—	—
Russell 3000® Index		—	11.09	22.27	11.68	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	2.55	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2017, the Lifecycle Index 2060 Fund Composite Index consisted of: 66.1% Russell 3000 Index; 28.3% MSCI EAFE+EM Index; and 5.6% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the S&P Target Date 2060+ Index. For additional information, please see the funds’ current prospectus.

38	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

Asset allocation

	% of net assets as of 11/30/17	Target allocation for 6/30/18
Equity
U.S. equity	66.15%	65.98%
International equity	28.01	28.27
Fixed income	5.54	5.75
Other assets & liabilities, net	0.30	—
Total	100.00	100.00

Target allocation

For June 30, 2018

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.5% (a)
FIXED INCOME—39.6%
6,431,956	TIAA-CREF Bond Index Fund		$69,465,122	39.6%
	TOTAL FIXED INCOME		69,465,122	39.6
INFLATION-PROTECTED ASSETS—9.9%
1,510,119	TIAA-CREF Inflation-Linked Bond Fund		17,381,474	9.9
	TOTAL INFLATION-PROTECTED ASSETS		17,381,474	9.9
INTERNATIONAL EQUITY—11.9%
468,092	TIAA-CREF Emerging Markets Equity Index Fund		5,560,937	3.2
749,187	TIAA-CREF International Equity Index Fund		15,343,343	8.7
	TOTAL INTERNATIONAL EQUITY		20,904,280	11.9
SHORT-TERM FIXED INCOME—9.9%
1,752,123	TIAA-CREF Short-Term Bond Index Fund		17,363,536	9.9
	TOTAL SHORT-TERM FIXED INCOME		17,363,536	9.9
U.S. EQUITY—28.2%
2,490,524	TIAA-CREF Equity Index Fund		49,536,518	28.2
	TOTAL U.S. EQUITY		49,536,518	28.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $157,696,513)	174,650,930	99.5

	TOTAL PORTFOLIO	(Cost $157,696,513)	174,650,930	99.5
	OTHER ASSETS & LIABILITIES, NET		824,856	0.5
	NET ASSETS		$175,475,786	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2010 Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6% (a)
FIXED INCOME—39.1%
12,585,628	TIAA-CREF Bond Index Fund		$135,924,779	39.1%
	TOTAL FIXED INCOME		135,924,779	39.1
INFLATION-PROTECTED ASSETS—8.9%
2,679,674	TIAA-CREF Inflation-Linked Bond Fund		30,843,048	8.9
	TOTAL INFLATION-PROTECTED ASSETS		30,843,048	8.9
INTERNATIONAL EQUITY—12.7%
985,364	TIAA-CREF Emerging Markets Equity Index Fund		11,706,126	3.4
1,585,224	TIAA-CREF International Equity Index Fund		32,465,381	9.3
	TOTAL INTERNATIONAL EQUITY		44,171,507	12.7
SHORT-TERM FIXED INCOME—8.8%
3,107,428	TIAA-CREF Short-Term Bond Index Fund		30,794,609	8.8
	TOTAL SHORT-TERM FIXED INCOME		30,794,609	8.8
U.S. EQUITY—30.1%
5,269,507	TIAA-CREF Equity Index Fund		104,810,488	30.1
	TOTAL U.S. EQUITY		104,810,488	30.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $291,502,118)	346,544,431	99.6

	TOTAL PORTFOLIO	(Cost $291,502,118)	346,544,431	99.6
	OTHER ASSETS & LIABILITIES, NET		1,364,110	0.4
	NET ASSETS		$347,908,541	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—38.1%
23,818,036	TIAA-CREF Bond Index Fund		$257,234,792	38.1%
	TOTAL FIXED INCOME		257,234,792	38.1
INFLATION-PROTECTED ASSETS—6.9%
4,043,173	TIAA-CREF Inflation-Linked Bond Fund		46,536,926	6.9
	TOTAL INFLATION-PROTECTED ASSETS		46,536,926	6.9
INTERNATIONAL EQUITY—14.2%
2,143,315	TIAA-CREF Emerging Markets Equity Index Fund		25,462,587	3.8
3,434,438	TIAA-CREF International Equity Index Fund		70,337,286	10.4
	TOTAL INTERNATIONAL EQUITY		95,799,873	14.2
SHORT-TERM FIXED INCOME—6.9%
4,690,617	TIAA-CREF Short-Term Bond Index Fund		46,484,011	6.9
	TOTAL SHORT-TERM FIXED INCOME		46,484,011	6.9
U.S. EQUITY—33.7%
11,417,113	TIAA-CREF Equity Index Fund		227,086,383	33.7
	TOTAL U.S. EQUITY		227,086,383	33.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $563,233,296)	673,141,985	99.8

	TOTAL PORTFOLIO	(Cost $563,233,296)	673,141,985	99.8
	OTHER ASSETS & LIABILITIES, NET		1,512,870	0.2
	NET ASSETS		$674,654,855	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2020 Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—35.6%
48,424,494	TIAA-CREF Bond Index Fund		$522,984,532	35.6%
	TOTAL FIXED INCOME		522,984,532	35.6
INFLATION-PROTECTED ASSETS—4.9%
6,276,581	TIAA-CREF Inflation-Linked Bond Fund		72,243,443	4.9
	TOTAL INFLATION-PROTECTED ASSETS		72,243,443	4.9
INTERNATIONAL EQUITY—16.1%
5,316,982	TIAA-CREF Emerging Markets Equity Index Fund		63,165,748	4.3
8,505,803	TIAA-CREF International Equity Index Fund		174,198,853	11.8
	TOTAL INTERNATIONAL EQUITY		237,364,601	16.1
SHORT-TERM FIXED INCOME—4.9%
7,282,644	TIAA-CREF Short-Term Bond Index Fund		72,170,998	4.9
	TOTAL SHORT-TERM FIXED INCOME		72,170,998	4.9
U.S. EQUITY—38.3%
28,275,656	TIAA-CREF Equity Index Fund		562,402,805	38.3
	TOTAL U.S. EQUITY		562,402,805	38.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,249,432,940)	1,467,166,379	99.8

	TOTAL PORTFOLIO	(Cost $1,249,432,940)	1,467,166,379	99.8
	OTHER ASSETS & LIABILITIES, NET		2,204,374	0.2
	NET ASSETS		$1,469,370,753	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	43

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—31.6%
48,957,896	TIAA-CREF Bond Index Fund		$528,745,280	31.6%
	TOTAL FIXED INCOME		528,745,280	31.6
INFLATION-PROTECTED ASSETS—2.9%
4,260,155	TIAA-CREF Inflation-Linked Bond Fund		49,034,379	2.9
	TOTAL INFLATION-PROTECTED ASSETS		49,034,379	2.9
INTERNATIONAL EQUITY—18.5%
6,944,144	TIAA-CREF Emerging Markets Equity Index Fund		82,496,425	4.9
11,099,699	TIAA-CREF International Equity Index Fund		227,321,841	13.6
	TOTAL INTERNATIONAL EQUITY		309,818,266	18.5
SHORT-TERM FIXED INCOME—2.9%
4,943,205	TIAA-CREF Short-Term Bond Index Fund		48,987,165	2.9
	TOTAL SHORT-TERM FIXED INCOME		48,987,165	2.9
U.S. EQUITY—43.9%
36,898,248	TIAA-CREF Equity Index Fund		733,906,149	43.9
	TOTAL U.S. EQUITY		733,906,149	43.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,411,243,860)	1,670,491,239	99.8

	TOTAL PORTFOLIO	(Cost $1,411,243,860)	1,670,491,239	99.8
	OTHER ASSETS & LIABILITIES, NET		3,604,489	0.2
	NET ASSETS		$1,674,095,728	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2030 Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—27.6%
44,257,176	TIAA-CREF Bond Index Fund		$477,977,496	27.6%
	TOTAL FIXED INCOME		477,977,496	27.6
INFLATION-PROTECTED ASSETS—1.0%
1,423,753	TIAA-CREF Inflation-Linked Bond Fund		16,387,395	1.0
	TOTAL INFLATION-PROTECTED ASSETS		16,387,395	1.0
INTERNATIONAL EQUITY—20.9%
8,097,163	TIAA-CREF Emerging Markets Equity Index Fund		96,194,291	5.6
12,951,318	TIAA-CREF International Equity Index Fund		265,243,000	15.3
	TOTAL INTERNATIONAL EQUITY		361,437,291	20.9
SHORT-TERM FIXED INCOME—0.9%
1,651,925	TIAA-CREF Short-Term Bond Index Fund		16,370,572	0.9
	TOTAL SHORT-TERM FIXED INCOME		16,370,572	0.9
U.S. EQUITY—49.5%
43,053,330	TIAA-CREF Equity Index Fund		856,330,739	49.5
	TOTAL U.S. EQUITY		856,330,739	49.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,426,450,903)	1,728,503,493	99.9

	TOTAL PORTFOLIO	(Cost $1,426,450,903)	1,728,503,493	99.9
	OTHER ASSETS & LIABILITIES, NET		1,750,337	0.1
	NET ASSETS		$1,730,253,830	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ■  November 30, 2017

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—21.6%
32,516,027	TIAA-CREF Bond Index Fund		$351,173,095	21.6%
	TOTAL FIXED INCOME		351,173,095	21.6

INTERNATIONAL EQUITY—23.2%
8,477,039	TIAA-CREF Emerging Markets Equity Index Fund		100,707,226	6.2
13,549,701	TIAA-CREF International Equity Index Fund		277,497,881	17.0
	TOTAL INTERNATIONAL EQUITY		378,205,107	23.2

U.S. EQUITY—55.1%
45,042,082	TIAA-CREF Equity Index Fund		895,887,016	55.1
	TOTAL U.S. EQUITY		895,887,016	55.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,308,807,752)	1,625,265,218	99.9

	TOTAL PORTFOLIO	(Cost $1,308,807,752)	1,625,265,218	99.9
	OTHER ASSETS & LIABILITIES, NET		1,654,306	0.1
	NET ASSETS		$1,626,919,524	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2040 Fund  ■  November 30, 2017

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—13.7%
22,186,492	TIAA-CREF Bond Index Fund		$239,614,110	13.7%
	TOTAL FIXED INCOME		239,614,110	13.7

INTERNATIONAL EQUITY—25.6%
10,065,931	TIAA-CREF Emerging Markets Equity Index Fund		119,583,263	6.8
16,081,126	TIAA-CREF International Equity Index Fund		329,341,456	18.8
	TOTAL INTERNATIONAL EQUITY		448,924,719	25.6

U.S. EQUITY—60.6%
53,456,881	TIAA-CREF Equity Index Fund		1,063,257,366	60.6
	TOTAL U.S. EQUITY		1,063,257,366	60.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,362,209,460)	1,751,796,195	99.9

	TOTAL PORTFOLIO	(Cost $1,362,209,460)	1,751,796,195	99.9
	OTHER ASSETS & LIABILITIES, NET		2,491,502	0.1
	NET ASSETS		$1,754,287,697	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ■  November 30, 2017

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—9.3%
9,280,205	TIAA-CREF Bond Index Fund		$100,226,218	9.3%
	TOTAL FIXED INCOME		100,226,218	9.3

INTERNATIONAL EQUITY—26.9%
6,569,628	TIAA-CREF Emerging Markets Equity Index Fund		78,047,186	7.2
10,425,106	TIAA-CREF International Equity Index Fund		213,506,179	19.7
	TOTAL INTERNATIONAL EQUITY		291,553,365	26.9

U.S. EQUITY—63.6%
34,649,170	TIAA-CREF Equity Index Fund		689,171,992	63.6
	TOTAL U.S. EQUITY		689,171,992	63.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $868,428,537)	1,080,951,575	99.8

	TOTAL PORTFOLIO	(Cost $868,428,537)	1,080,951,575	99.8
	OTHER ASSETS & LIABILITIES, NET		1,708,114	0.2
	NET ASSETS		$1,082,659,689	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

48	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2050 Fund  ■  November 30, 2017

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—8.0%
5,762,128	TIAA-CREF Bond Index Fund		$62,230,986	8.0%
	TOTAL FIXED INCOME		62,230,986	8.0

INTERNATIONAL EQUITY—27.3%
4,773,158	TIAA-CREF Emerging Markets Equity Index Fund		56,705,113	7.3
7,575,376	TIAA-CREF International Equity Index Fund		155,143,700	20.0
	TOTAL INTERNATIONAL EQUITY		211,848,813	27.3

U.S. EQUITY—64.5%
25,177,247	TIAA-CREF Equity Index Fund		500,775,434	64.5
	TOTAL U.S. EQUITY		500,775,434	64.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $625,548,710)	774,855,233	99.8

	TOTAL PORTFOLIO	(Cost $625,548,710)	774,855,233	99.8
	OTHER ASSETS & LIABILITIES, NET		1,435,014	0.2
	NET ASSETS		$776,290,247	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ■  November 30, 2017

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—6.8%
1,593,196	TIAA-CREF Bond Index Fund		$17,206,518	6.8%
	TOTAL FIXED INCOME		17,206,518	6.8

INTERNATIONAL EQUITY—27.7%
1,582,307	TIAA-CREF Emerging Markets Equity Index Fund		18,797,810	7.4
2,509,222	TIAA-CREF International Equity Index Fund		51,388,861	20.3
	TOTAL INTERNATIONAL EQUITY		70,186,671	27.7

U.S. EQUITY—65.4%
8,338,324	TIAA-CREF Equity Index Fund		165,849,259	65.4
	TOTAL U.S. EQUITY		165,849,259	65.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $211,055,964)	253,242,448	99.9

	TOTAL PORTFOLIO	(Cost $211,055,964)	253,242,448	99.9
	OTHER ASSETS & LIABILITIES, NET		345,344	0.1
	NET ASSETS		$253,587,792	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

50	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2060 Fund  ■  November 30, 2017

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—5.5%
228,319	TIAA-CREF Bond Index Fund		$2,465,847	5.5%
	TOTAL FIXED INCOME		2,465,847	5.5

INTERNATIONAL EQUITY—28.0%
281,163	TIAA-CREF Emerging Markets Equity Index Fund		3,340,218	7.5
445,548	TIAA-CREF International Equity Index Fund		9,124,829	20.5
	TOTAL INTERNATIONAL EQUITY		12,465,047	28.0

U.S. EQUITY—66.2%
1,480,381	TIAA-CREF Equity Index Fund		29,444,781	66.2
	TOTAL U.S. EQUITY		29,444,781	66.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $38,677,849)	44,375,675	99.7

	TOTAL PORTFOLIO	(Cost $38,677,849)	44,375,675	99.7
	OTHER ASSETS & LIABILITIES, NET		133,726	0.3
	NET ASSETS		$44,509,401	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	51

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2017

	Lifecycle Index
	Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
ASSETS
Affiliated investments, at value‡	$174,650,930	$346,544,431	$673,141,985	$1,467,166,379	$1,670,491,239	$1,728,503,493
Cash	469,429	—	1,662,264	4,343,757	5,980,243	4,116,607
Receivable from securities transactions	376,318	1,143,086	1,807,612	3,876,196	4,127,394	4,254,469
Receivable from Fund shares sold	866,375	1,088,013	1,024,820	1,968,011	2,631,452	1,811,391
Dividends and interest receivable	159,736	307,904	565,192	1,116,183	1,096,246	959,560
Due from affiliates	2,997	4,430	7,351	13,365	15,285	14,192
Other	22,585	28,221	40,150	42,842	52,976	51,634
Total assets	176,548,370	349,116,085	678,249,374	1,478,526,733	1,684,394,835	1,739,711,346
LIABILITIES
Management fees payable	1,432	2,837	5,504	11,975	13,631	14,100
Service agreement fees payable	801	1,540	2,589	6,025	6,761	6,776
Distribution fees payable	1,713	5,392	12,442	29,825	33,154	34,495
Due to affiliates	10,788	11,753	13,485	17,388	18,424	18,681
Overdraft payable	—	55,056	—	—	—	—
Payable for securities transactions	824,591	1,038,611	3,342,635	8,832,962	9,998,420	9,073,241
Payable for Fund shares redeemed	208,511	63,230	176,299	180,077	139,629	218,005
Payable for trustee compensation	3,012	10,134	17,823	30,080	30,907	32,409
Accrued expenses and other payables	21,736	18,991	23,742	47,648	58,181	59,809
Total liabilities	1,072,584	1,207,544	3,594,519	9,155,980	10,299,107	9,457,516
NET ASSETS	$175,475,786	$347,908,541	$674,654,855	$1,469,370,753	$1,674,095,728	$1,730,253,830
NET ASSETS CONSIST OF:
Paid-in-capital	$159,299,251	$293,120,568	$564,263,382	$1,248,771,488	$1,410,995,056	$1,424,693,573
Undistributed net investment income (loss)	289,295	2,715,615	4,863,506	8,852,451	8,350,283	7,075,818
Accumulated net realized gain (loss) on total investments	(1,067,177)	(2,969,955)	(4,380,722)	(5,986,625)	(4,496,990)	(3,568,151)
Net unrealized appreciation (depreciation) on total investments	16,954,417	55,042,313	109,908,689	217,733,439	259,247,379	302,052,590
NET ASSETS	$175,475,786	$347,908,541	$674,654,855	$1,469,370,753	$1,674,095,728	$1,730,253,830
INSTITUTIONAL CLASS:
Net assets	$122,062,700	$228,841,600	$446,459,797	$931,471,317	$1,070,600,022	$1,114,803,336
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,510,303	14,991,618	28,010,992	55,454,574	60,692,876	60,196,965
Net asset value per share	$14.34	$15.26	$15.94	$16.80	$17.64	$18.52
ADVISOR CLASS:
Net assets	$112,486	$114,033	$115,415	$258,688	$182,287	$162,649
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,841	7,469	7,240	15,410	10,341	8,791
Net asset value per share	$14.35	$15.27	$15.94	$16.79	$17.63	$18.50
PREMIER CLASS:
Net assets	$14,283,487	$43,811,699	$101,456,452	$243,994,615	$272,846,630	$284,207,318
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	996,522	2,880,581	6,393,252	14,599,387	15,536,054	15,422,944
Net asset value per share	$14.33	$15.21	$15.87	$16.71	$17.56	$18.43
RETIREMENT CLASS:
Net assets	$39,017,113	$75,141,209	$126,623,191	$293,646,133	$330,466,789	$331,080,527
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,725,409	4,968,746	8,011,615	17,642,100	18,908,773	18,049,960
Net asset value per share	$14.32	$15.12	$15.80	$16.64	$17.48	$18.34
‡ Affiliated investments, cost	$157,696,513	$291,502,118	$563,233,296	$1,249,432,940	$1,411,243,860	$1,426,450,903

52	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	53

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2017

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
ASSETS
Affiliated investments, at value‡	$1,625,265,218	$1,751,796,195	$1,080,951,575	$774,855,233	$253,242,448	$44,375,675
Cash	4,148,641	4,094,532	3,178,662	2,444,837	601,296	149,183
Receivable from securities transactions	3,539,548	3,280,564	755,943	534,697	147,201	21,477
Receivable from Fund shares sold	1,724,148	2,592,934	2,490,127	1,575,034	926,311	142,694
Dividends and interest receivable	686,469	468,422	195,395	121,458	33,264	4,726
Due from affiliates	13,278	12,904	8,477	6,580	3,039	1,587
Other	47,252	52,542	37,921	31,544	2,492	18,676
Total assets	1,635,424,554	1,762,298,093	1,087,618,100	779,569,383	254,956,051	44,714,018
LIABILITIES
Management fees payable	13,221	14,256	8,756	6,282	2,050	361
Service agreement fees payable	5,978	5,396	3,894	3,076	1,231	184
Distribution fees payable	30,490	29,538	21,262	15,854	4,415	369
Due to affiliates	18,150	18,894	15,366	13,829	11,160	10,128
Payable for securities transactions	7,929,819	7,581,829	4,546,452	3,124,960	1,028,204	180,242
Payable for Fund shares redeemed	424,418	267,067	302,333	65,368	288,196	772
Payable for trustee compensation	30,801	35,788	17,776	12,128	3,102	439
Accrued expenses and other payables	52,153	57,628	42,572	37,639	29,901	12,122
Total liabilities	8,505,030	8,010,396	4,958,411	3,279,136	1,368,259	204,617
NET ASSETS	$1,626,919,524	$1,754,287,697	$1,082,659,689	$776,290,247	$253,587,792	$44,509,401
NET ASSETS CONSIST OF:
Paid-in-capital	$1,308,343,271	$1,364,317,435	$870,386,267	$626,985,055	$211,839,659	$38,889,445
Undistributed net investment income (loss)	4,818,874	2,817,069	902,373	472,380	122,752	9,744
Accumulated net realized gain (loss) on total investments	(2,700,087)	(2,433,542)	(1,151,989)	(473,711)	(561,103)	(87,614)
Net unrealized appreciation (depreciation) on total investments	316,457,466	389,586,735	212,523,038	149,306,523	42,186,484	5,697,826
NET ASSETS	$1,626,919,524	$1,754,287,697	$1,082,659,689	$776,290,247	$253,587,792	$44,509,401
INSTITUTIONAL CLASS:
Net assets	$1,082,695,083	$1,245,759,983	$717,419,952	$494,105,367	$156,134,319	$32,147,584
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,882,772	62,393,172	35,748,612	24,531,954	9,693,820	2,592,190
Net asset value per share	$19.37	$19.97	$20.07	$20.14	$16.11	$12.40
ADVISOR CLASS:
Net assets	$124,557	$384,266	$345,049	$220,083	$130,088	$129,448
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,432	19,256	17,204	10,938	8,080	10,435
Net asset value per share	$19.37	$19.96	$20.06	$20.12	$16.10	$12.41
PREMIER CLASS:
Net assets	$251,622,006	$244,015,951	$176,092,344	$131,482,417	$36,616,587	$3,113,773
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,055,596	12,286,605	8,817,705	6,562,988	2,279,780	251,365
Net asset value per share	$19.27	$19.86	$19.97	$20.03	$16.06	$12.39
RETIREMENT CLASS:
Net assets	$292,477,878	$264,127,497	$188,802,344	$150,482,380	$60,706,798	$9,118,596
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,246,064	13,354,499	9,500,758	7,548,073	3,789,928	737,565
Net asset value per share	$19.18	$19.78	$19.87	$19.94	$16.02	$12.36
‡ Affiliated investments, cost	$1,308,807,752	$1,362,209,460	$868,428,537	$625,548,710	$211,055,964	$38,677,849

54	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	55

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2017

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$817,629	$1,701,086	$3,136,414	$5,966,980	$5,866,566	$5,106,313
Total income	817,629	1,701,086	3,136,414	5,966,980	5,866,566	5,106,313

EXPENSES
Management fees	74,660	159,882	309,731	648,107	735,408	756,914
Shareholder servicing — Institutional Class	5,285	2,721	4,336	6,292	6,226	6,477
Shareholder servicing — Advisor Class	4	7	7	75	45	90
Shareholder servicing — Premier Class	83	79	79	143	138	154
Shareholder servicing — Retirement Class	48,063	90,749	157,262	354,998	396,328	394,219
Distribution fees — Premier Class	9,566	28,766	65,710	158,964	174,172	187,225
Registration fees	33,894	35,180	36,707	40,602	47,661	39,347
Administrative service fees	15,866	17,248	19,790	25,735	27,312	27,737
Shareholder reports	13,152	11,298	15,628	28,493	31,204	32,495
Professional fees	12,532	12,874	13,405	14,766	15,164	15,358
Custody and accounting fees	5,727	5,618	5,623	5,623	5,704	5,617
Trustee fees and expenses	1,192	2,333	4,478	10,105	11,401	11,805
Other expenses	8,520	10,084	15,678	31,960	45,885	43,147
Total expenses	228,544	376,839	648,434	1,325,863	1,496,648	1,520,585
Less: Expenses reimbursed by the investment adviser	(96,104)	(96,589)	(114,602)	(164,040)	(190,598)	(182,635)
Fee waiver by investment adviser and TPIS	(74,660)	(159,882)	(309,731)	(583,297)	(661,867)	(605,531)
Net expenses	57,780	120,368	224,101	578,526	644,183	732,419

Net investment income (loss)	759,849	1,580,718	2,912,313	5,388,454	5,222,383	4,373,894

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(53,352)	55,329	23,703	16,567	33,809	18,451
Realized gain (loss) from sale of unaffiliated investments‡	1,233	—	—	—	(92,087)	—
Net realized gain (loss) from investments	(52,119)	55,329	23,703	16,567	(58,278)	18,451
Net change in unrealized appreciation (depreciation) from affiliated investments	5,682,115	12,885,182	28,321,314	68,814,673	90,674,069	106,392,365
Net realized and unrealized gain (loss) from investments	5,629,996	12,940,511	28,345,017	68,831,240	90,615,791	106,410,816
Net increase (decrease) in net assets from operations	$6,389,845	$14,521,229	$31,257,330	$74,219,694	$95,838,174	$110,784,710
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$—	$—	$(45,140)	$—

56	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	57

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds ■ For the period ended November 30, 2017

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,658,919	$2,494,912	$1,049,406	$649,941	$173,444	$23,385
Total income	3,658,919	2,494,912	1,049,406	649,941	173,444	23,385

EXPENSES
Management fees	714,101	776,752	471,212	336,793	105,953	17,308
Shareholder servicing — Institutional Class	6,222	11,083	6,151	10,914	5,657	5,213
Shareholder servicing — Advisor Class	8	59	153	75	7	7
Shareholder servicing — Premier Class	136	145	118	113	87	95
Shareholder servicing — Retirement Class	348,529	312,778	232,602	179,199	70,814	9,726
Distribution fees — Premier Class	164,785	163,445	117,440	88,785	23,598	1,937
Registration fees	37,480	38,730	37,932	35,818	34,664	32,621
Administrative service fees	26,960	28,016	22,819	20,502	16,484	14,874
Shareholder reports	31,502	33,347	23,953	20,298	12,773	6,249
Professional fees	15,175	15,184	14,083	13,546	12,687	12,289
Custody and accounting fees	5,605	5,605	5,605	5,616	5,688	5,736
Trustee fees and expenses	11,124	12,070	7,348	5,245	1,664	263
Other expenses	37,559	39,208	29,015	23,962	11,237	3,596
Total expenses	1,399,186	1,436,422	968,431	740,866	301,313	109,914
Less: Expenses reimbursed by the investment adviser	(172,083)	(183,843)	(147,456)	(136,391)	(101,247)	(81,096)
Fee waiver by investment adviser and TPIS	(571,280)	(543,727)	(329,849)	(235,755)	(74,167)	(12,116)
Net expenses	655,823	708,852	491,126	368,720	125,899	16,702

Net investment income (loss)	3,003,096	1,786,060	558,280	281,221	47,545	6,683

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	15,381	22,319	(12,597)	(4,127)	(4,845)	1,443
Realized gain (loss) from sale of unaffiliated investments‡	—	—	—	—	(11,023)	(177)
Net realized gain (loss) from investments	15,381	22,319	(12,597)	(4,127)	(15,868)	1,266
Net change in unrealized appreciation (depreciation) from affiliated investments	112,465,291	135,530,429	86,651,032	62,816,384	20,182,175	3,352,984
Net realized and unrealized gain (loss) from investments	112,480,672	135,552,748	86,638,435	62,812,257	20,166,307	3,354,250
Net increase (decrease) in net assets from operations	$115,483,768	$137,338,808	$87,196,715	$63,093,478	$20,213,852	$3,360,933
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$—	$—	$—	$(374)

58	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	59

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$759,849	$1,827,774	$1,580,718	$5,224,076	$2,912,313	$9,317,028
Net realized gain (loss) from investments		(52,119)	(156,547)	55,329	(49,241)	23,703	(21,023)
Net change in unrealized appreciation (depreciation) from affiliated investments		5,682,115	6,044,266	12,885,182	16,365,369	28,321,314	33,190,814
Net increase (decrease) in net assets from operations		6,389,845	7,715,493	14,521,229	21,540,204	31,257,330	42,486,819
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(466,188)	(988,439)	—	(3,390,060)	—	(5,873,621)
	Advisor Class	(554)	(2,091)	—	(2,018)	—	(2,090)
	Premier Class	(56,618)	(231,994)	—	(527,821)	—	(1,191,920)
	Retirement Class	(148,717)	(510,365)	—	(1,055,148)	—	(1,808,398)
From realized gains:	Institutional Class	—	(104,881)	—	(560,071)	—	(1,111,013)
	Advisor Class	—	(238)	—	(336)	—	(398)
	Premier Class	—	(28,661)	—	(93,829)	—	(242,843)
	Retirement Class	—	(63,218)	—	(195,778)	—	(382,781)
Total distributions		(672,077)	(1,929,887)	—	(5,825,061)	—	(10,613,064)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	57,129,037	52,481,834	43,731,058	62,572,840	79,865,433	137,127,436
	Advisor Class	—	6,500	—	—	—	—
	Premier Class	3,167,819	2,334,605	11,949,732	8,324,969	30,697,639	15,409,370
	Retirement Class	7,633,501	27,585,461	15,192,605	25,705,528	21,572,051	53,148,583
Reinvestments of distributions:	Institutional Class	466,116	1,093,032	—	3,950,131	—	6,984,634
	Advisor Class	—	103	—	—	—	—
	Premier Class	54,947	260,388	—	621,650	—	1,434,763
	Retirement Class	148,662	573,327	—	1,250,926	—	2,191,179
Redemptions:	Institutional Class	(18,621,629)	(17,530,831)	(19,859,245)	(34,894,554)	(31,198,368)	(50,703,461)
	Advisor Class	—	(6,463)	—	—	—	—
	Premier Class	(1,094,522)	(4,256,134)	(2,404,604)	(4,924,077)	(5,209,564)	(10,769,097)
	Retirement Class	(7,411,591)	(14,798,261)	(12,106,706)	(12,638,041)	(19,312,022)	(31,787,899)
Net increase (decrease) from shareholder transactions		41,472,340	47,743,561	36,502,840	49,969,372	76,415,169	123,035,508
Net increase (decrease) in net assets		47,190,108	53,529,167	51,024,069	65,684,515	107,672,499	154,909,263
NET ASSETS
Beginning of period		128,285,678	74,756,511	296,884,472	231,199,957	566,982,356	412,073,093
End of period		$175,475,786	$128,285,678	$347,908,541	$296,884,472	$674,654,855	$566,982,356
Undistributed net investment income (loss) included in net assets		$289,295	$201,523	$2,715,615	$1,134,897	$4,863,506	$1,951,193
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,054,874	3,917,003	2,925,973	4,439,696	5,129,021	9,334,304
	Advisor Class	—	483	—	—	—	—
	Premier Class	225,945	174,119	806,263	590,244	1,994,485	1,053,489
	Retirement Class	543,601	2,072,570	1,028,152	1,838,129	1,408,044	3,684,945
Shares reinvested:	Institutional Class	33,328	82,719	—	286,449	—	489,463
	Advisor Class	—	8	—	—	—	—
	Premier Class	3,932	19,751	—	45,178	—	100,827
	Retirement Class	10,647	43,487	—	91,375	—	154,417
Shares redeemed:	Institutional Class	(1,317,892)	(1,306,171)	(1,332,921)	(2,468,584)	(2,009,610)	(3,461,710)
	Advisor Class	—	(491)	—	—	—	—
	Premier Class	(78,596)	(318,931)	(161,355)	(351,371)	(336,109)	(738,812)
	Retirement Class	(527,331)	(1,106,738)	(817,830)	(903,493)	(1,251,707)	(2,198,901)
Net increase (decrease) from shareholder transactions		2,948,508	3,577,809	2,448,282	3,567,623	4,934,124	8,418,022

60	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$5,388,454	$18,308,201	$5,222,383	$19,216,076	$4,373,894	$20,585,730
Net realized gain (loss) from investments		16,567	7,765	(58,278)	111,335	18,451	604,028
Net change in unrealized appreciation (depreciation) from affiliated investments		68,814,673	75,352,754	90,674,069	90,881,971	106,392,365	107,919,815
Net increase (decrease) in net assets from operations		74,219,694	93,668,720	95,838,174	110,209,382	110,784,710	129,109,573
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(10,281,344)	—	(10,790,227)	—	(11,834,918)
	Advisor Class	—	(4,172)	—	(2,109)	—	(2,149)
	Premier Class	—	(2,806,406)	—	(3,004,857)	—	(3,277,794)
	Retirement Class	—	(3,981,997)	—	(4,106,143)	—	(4,248,905)
From realized gains:	Institutional Class	—	(1,825,689)	—	(2,160,395)	—	(2,541,931)
	Advisor Class	—	(744)	—	(425)	—	(465)
	Premier Class	—	(535,278)	—	(644,974)	—	(754,067)
	Retirement Class	—	(785,711)	—	(908,425)	—	(1,002,454)
Total distributions		—	(20,221,341)	—	(21,617,555)	—	(23,662,683)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	222,503,021	267,321,786	274,960,806	305,158,715	259,983,997	289,155,856
	Advisor Class	1,800	131,174	31,330	27,717	1,911	34,146
	Premier Class	66,574,846	35,696,976	76,564,334	33,952,408	65,836,860	39,082,069
	Retirement Class	41,553,788	118,702,840	48,126,235	133,019,041	50,284,642	141,693,499
Reinvestments of distributions:	Institutional Class	—	12,107,033	—	12,950,622	—	14,376,849
	Advisor Class	—	2,475	—	—	—	—
	Premier Class	—	3,341,684	—	3,649,831	—	4,031,861
	Retirement Class	—	4,767,708	—	5,014,568	—	5,251,359
Redemptions:	Institutional Class	(47,212,548)	(44,987,907)	(42,831,925)	(41,964,551)	(33,181,203)	(37,086,035)
	Advisor Class	(1,318)	(6,752)	—	(814)	(2)	—
	Premier Class	(10,322,518)	(11,273,362)	(5,772,360)	(7,678,053)	(6,709,013)	(7,273,350)
	Retirement Class	(31,678,877)	(45,632,197)	(31,805,668)	(35,269,723)	(29,570,746)	(37,301,569)
Net increase (decrease) from shareholder transactions		241,418,194	340,171,458	319,272,752	408,859,761	306,646,446	411,964,685
Net increase (decrease) in net assets		315,637,888	413,618,837	415,110,926	497,451,588	417,431,156	517,411,575
NET ASSETS
Beginning of period		1,153,732,865	740,114,028	1,258,984,802	761,533,214	1,312,822,674	795,411,099
End of period		$1,469,370,753	$1,153,732,865	$1,674,095,728	$1,258,984,802	$1,730,253,830	$1,312,822,674
Undistributed net investment income (loss) included in net assets		$8,852,451	$3,463,997	$8,350,283	$3,127,900	$7,075,818	$2,701,924
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,603,838	17,511,199	16,139,357	19,218,609	14,561,044	17,597,317
	Advisor Class	111	8,649	1,868	1,722	106	2,085
	Premier Class	4,126,057	2,357,720	4,540,316	2,164,950	3,747,791	2,408,780
	Retirement Class	2,576,424	7,903,810	2,859,215	8,548,859	2,858,966	8,807,633
Shares reinvested:	Institutional Class	—	813,645	—	839,859	—	899,678
	Advisor Class	—	166	—	—	—	—
	Premier Class	—	225,485	—	237,464	—	253,258
	Retirement Class	—	322,578	—	327,535	—	331,107
Shares redeemed:	Institutional Class	(2,899,528)	(2,946,400)	(2,505,953)	(2,655,927)	(1,858,228)	(2,256,656)
	Advisor Class	(81)	(434)	—	(49)	—	—
	Premier Class	(636,018)	(747,209)	(338,565)	(489,927)	(375,677)	(449,458)
	Retirement Class	(1,952,802)	(3,022,774)	(1,871,048)	(2,268,322)	(1,657,222)	(2,295,393)
Net increase (decrease) from shareholder transactions		14,818,001	22,426,435	18,825,190	25,924,773	17,276,780	25,298,351

62	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$3,003,096	$19,383,076	$1,786,060	$21,641,125	$558,280	$12,263,374
Net realized gain (loss) from investments		15,381	706,590	22,319	969,563	(12,597)	783,098
Net change in unrealized appreciation (depreciation) from affiliated investments		112,465,291	114,351,981	135,530,429	140,027,137	86,651,032	83,871,268
Net increase (decrease) in net assets from operations		115,483,768	134,441,647	137,338,808	162,637,825	87,196,715	96,917,740
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(11,951,962)	—	(14,661,934)	—	(7,360,454)
	Advisor Class	—	(2,176)	—	(5,832)	—	(2,227)
	Premier Class	—	(2,931,582)	—	(2,917,908)	—	(2,137,846)
	Retirement Class	—	(3,580,105)	—	(3,491,001)	—	(2,557,464)
From realized gains:	Institutional Class	—	(2,844,285)	—	(3,852,604)	—	(1,738,432)
	Advisor Class	—	(521)	—	(1,538)	—	(530)
	Premier Class	—	(745,404)	—	(817,528)	—	(538,766)
	Retirement Class	—	(936,931)	—	(1,006,889)	—	(663,138)
Total distributions		—	(22,992,966)	—	(26,755,234)	—	(14,998,857)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	213,038,717	277,304,919	217,573,455	259,050,206	162,350,822	190,194,052
	Advisor Class	—	—	156,757	175,640	200,444	—
	Premier Class	54,574,356	35,373,129	45,268,428	41,566,037	31,701,063	25,604,423
	Retirement Class	44,127,708	117,506,520	39,246,668	102,059,814	28,420,793	71,058,792
Reinvestments of distributions:	Institutional Class	—	14,796,247	—	18,514,538	—	9,098,886
	Advisor Class	—	—	—	4,560	—	—
	Premier Class	—	3,676,986	—	3,735,436	—	2,676,612
	Retirement Class	—	4,517,036	—	4,497,890	—	3,220,602
Redemptions:	Institutional Class	(28,264,632)	(29,980,704)	(21,279,806)	(25,706,503)	(14,504,219)	(14,816,854)
	Advisor Class	—	—	(6,001)	(94,795)	—	—
	Premier Class	(5,013,247)	(4,011,478)	(6,453,622)	(3,896,459)	(3,973,613)	(2,475,078)
	Retirement Class	(27,684,618)	(29,718,685)	(25,958,408)	(33,797,463)	(25,849,649)	(19,415,736)
Net increase (decrease) from shareholder transactions		250,778,284	389,463,970	248,547,471	366,108,901	178,345,641	265,145,699
Net increase (decrease) in net assets		366,262,052	500,912,651	385,886,279	501,991,492	265,542,356	347,064,582
NET ASSETS
Beginning of period		1,260,657,472	759,744,821	1,368,401,418	866,409,926	817,117,333	470,052,751
End of period		$1,626,919,524	$1,260,657,472	$1,754,287,697	$1,368,401,418	$1,082,659,689	$817,117,333
Undistributed net investment income (loss) included in net assets		$4,818,874	$1,815,778	$2,817,069	$1,031,009	$902,373	$344,093
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,424,863	16,295,968	11,415,188	14,951,263	8,469,125	11,010,620
	Advisor Class	—	—	7,948	10,355	10,816	—
	Premier Class	2,982,172	2,114,014	2,416,161	2,451,423	1,688,316	1,505,447
	Retirement Class	2,414,202	7,070,625	2,086,654	6,042,340	1,510,186	4,218,068
Shares reinvested:	Institutional Class	—	896,199	—	1,101,400	—	541,923
	Advisor Class	—	—	—	271	—	—
	Premier Class	—	223,661	—	223,144	—	159,989
	Retirement Class	—	275,765	—	269,496	—	193,198
Shares redeemed:	Institutional Class	(1,521,335)	(1,764,944)	(1,115,193)	(1,495,180)	(756,985)	(854,899)
	Advisor Class	—	—	(319)	(5,354)	—	—
	Premier Class	(269,926)	(241,856)	(335,716)	(229,922)	(207,629)	(145,227)
	Retirement Class	(1,491,294)	(1,777,673)	(1,359,380)	(1,980,580)	(1,339,611)	(1,134,805)
Net increase (decrease) from shareholder transactions		13,538,682	23,091,759	13,115,343	21,338,656	9,374,218	15,494,314

64	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	65

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$281,221	$8,499,974	$47,545	$2,254,640	$6,683	$322,189
Net realized gain (loss) from investments		(4,127)	564,341	(15,868)	235,809	1,266	(31,555)
Net change in unrealized appreciation (depreciation) from affiliated investments		62,816,384	59,180,512	20,182,175	16,504,480	3,352,984	2,464,134
Net increase (decrease) in net assets from operations		63,093,478	68,244,827	20,213,852	18,994,929	3,360,933	2,754,768
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(4,865,780)	—	(1,270,158)	—	(246,267)
	Advisor Class	—	(5,988)	—	(2,175)	—	(2,258)
	Premier Class	—	(1,567,588)	—	(305,141)	—	(24,895)
	Retirement Class	—	(1,931,108)	—	(613,714)	—	(48,462)
From realized gains:	Institutional Class	—	(1,107,067)	—	(206,861)	—	(66,562)
	Advisor Class	—	(1,368)	—	(357)	—	(615)
	Premier Class	—	(380,299)	—	(52,552)	—	(7,294)
	Retirement Class	—	(480,839)	—	(108,807)	—	(14,237)
Total distributions		—	(10,340,037)	—	(2,559,765)	—	(410,590)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	119,653,864	134,179,422	48,982,119	49,902,781	13,831,010	9,208,389
	Advisor Class	490	192,277	630	—	—	—
	Premier Class	22,926,830	23,450,037	11,800,250	10,316,515	1,337,672	584,753
	Retirement Class	25,095,387	60,077,404	11,793,628	27,647,621	4,184,774	4,079,381
Reinvestments of distributions:	Institutional Class	—	5,972,847	—	1,476,702	—	86,411
	Advisor Class	—	4,608	—	—	—	—
	Premier Class	—	1,947,887	—	357,391	—	5,623
	Retirement Class	—	2,411,947	—	722,227	—	36,196
Redemptions:	Institutional Class	(10,939,577)	(11,465,540)	(3,943,176)	(4,988,683)	(2,657,670)	(1,906,980)
	Advisor Class	(27,955)	(99,329)	—	—	—	—
	Premier Class	(4,020,195)	(2,698,258)	(1,484,562)	(743,092)	(282,402)	(13,025)
	Retirement Class	(15,946,775)	(17,319,211)	(6,891,676)	(3,124,738)	(1,200,826)	(227,022)
Net increase (decrease) from shareholder transactions		136,742,069	196,654,091	60,257,213	81,566,724	15,212,558	11,853,726
Net increase (decrease) in net assets		199,835,547	254,558,881	80,471,065	98,001,888	18,573,491	14,197,904
NET ASSETS
Beginning of period		576,454,700	321,895,819	173,116,727	75,114,839	25,935,910	11,738,006
End of period		$776,290,247	$576,454,700	$253,587,792	$173,116,727	$44,509,401	$25,935,910
Undistributed net investment income (loss) included in net assets		$472,380	$191,159	$122,752	$75,207	$9,744	$3,061
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	6,235,286	7,745,573	3,191,225	3,625,415	1,168,721	862,280
	Advisor Class	26	11,322	40	—	—	—
	Premier Class	1,218,791	1,374,670	784,069	753,148	114,753	55,022
	Retirement Class	1,329,719	3,551,166	774,871	2,031,379	357,738	387,011
Shares reinvested:	Institutional Class	—	355,104	—	109,955	—	8,373
	Advisor Class	—	274	—	—	—	—
	Premier Class	—	116,292	—	26,651	—	545
	Retirement Class	—	144,514	—	53,938	—	3,507
Shares redeemed:	Institutional Class	(570,578)	(664,948)	(255,956)	(362,210)	(224,332)	(182,358)
	Advisor Class	(1,482)	(5,594)	—	—	—	—
	Premier Class	(209,691)	(158,196)	(95,393)	(53,259)	(23,828)	(1,244)
	Retirement Class	(825,851)	(997,179)	(444,981)	(225,387)	(100,698)	(21,088)
Net increase (decrease) from shareholder transactions		7,176,220	11,472,998	3,953,875	5,959,630	1,292,354	1,112,048

66	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	67

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	11/30/17	#	$13.81	$0.08		$ 0.52	$ 0.60	$(0.07)	$ —	$(0.07)	$14.34	4.37%[b]		$122,063		0.23%[c]		0.00%[c]		1.10%[c]		18%[b]
	5/31/17		13.09	0.25		0.76	1.01	(0.26)	(0.03)	(0.29)	13.81	7.81		79,296		0.27		0.00		1.90		40
	5/31/16		13.35	0.24		(0.24)	0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10		39,882		0.31		0.02		1.88		41
	5/31/15		13.06	0.27		0.33	0.60	(0.28)	(0.03)	(0.31)	13.35	4.66		28,537		0.34		0.04		2.08		35
	5/31/14		12.29	0.24		0.84	1.08	(0.24)	(0.07)	(0.31)	13.06	8.87		22,907		0.44		0.04		1.90		26
	5/31/13		11.35	0.22		0.94	1.16	(0.22)	(0.00)[d]	(0.22)	12.29	10.28		16,754		0.56		0.05		1.82		24
Advisor Class:	11/30/17	#	13.82	0.08		0.52	0.60	(0.07)	—	(0.07)	14.35	4.36	[b]	112		0.23	[c]	0.01	[c]	1.08	[c]	18	[b]
	5/31/17		13.09	0.27		0.75	1.02	(0.26)	(0.03)	(0.29)	13.82	7.86		108		0.29		0.03		2.03		40
	5/31/16	‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)	(0.19)	13.09	1.68	[b]	103		0.34	[c]	0.03	[c]	1.20	[c]	41
Premier Class:	11/30/17	#	13.81	0.07		0.51	0.58	(0.06)	—	(0.06)	14.33	4.23	[b]	14,283		0.37	[c]	0.15	[c]	0.94	[c]	18	[b]
	5/31/17		13.08	0.26		0.74	1.00	(0.24)	(0.03)	(0.27)	13.81	7.73		11,670		0.41		0.15		1.95		40
	5/31/16		13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)		12,694		0.46		0.17		1.87		41
	5/31/15		13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50		9,788		0.49		0.19		1.90		35
	5/31/14		12.29	0.22		0.83	1.05	(0.22)	(0.07)	(0.29)	13.05	8.63		9,550		0.59		0.19		1.75		26
	5/31/13		11.34	0.22		0.93	1.15	(0.20)	(0.00)[d]	(0.20)	12.29	10.23		8,439		0.69		0.20		1.85		24
Retirement Class:	11/30/17	#	13.79	0.06		0.52	0.58	(0.05)	—	(0.05)	14.32	4.25	[b]	39,017		0.47	[c]	0.25	[c]	0.84	[c]	18	[b]
	5/31/17		13.07	0.23		0.75	0.98	(0.23)	(0.03)	(0.26)	13.79	7.57		37,211		0.51		0.25		1.70		40
	5/31/16		13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)		22,078		0.61		0.27		1.65		41
	5/31/15		13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35		8,778		0.65		0.29		1.95		35
	5/31/14		12.29	0.20		0.84	1.04	(0.21)	(0.07)	(0.28)	13.05	8.53		1,696		0.76		0.29		1.60		26
	5/31/13		11.34	0.20		0.94	1.14	(0.19)	(0.00)[d]	(0.19)	12.29	10.12		987		0.88		0.30		1.65		24

LIFECYCLE INDEX 2010 FUND
Institutional Class:	11/30/17	#	14.59	0.08		0.59	0.67	—	—	—	15.26	4.59	[b]	228,842		0.16	[c]	0.00	[c]	1.06	[c]	7	[b]
	5/31/17		13.76	0.29		0.85	1.14	(0.27)	(0.04)	(0.31)	14.59	8.47		195,420		0.16		0.00		2.04		16
	5/31/16		14.07	0.27		(0.29)	(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)		153,329		0.17		0.02		2.01		24
	5/31/15		13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96		122,842		0.17		0.04		2.12		14
	5/31/14		12.81	0.25		1.02	1.27	(0.24)	(0.12)	(0.36)	13.72	10.02		109,776		0.19		0.05		1.92		17
	5/31/13		11.60	0.23		1.20	1.43	(0.21)	(0.01)	(0.22)	12.81	12.45		84,599		0.21		0.06		1.83		13
Advisor Class:	11/30/17	#	14.59	0.08		0.60	0.68	—	—	—	15.27	4.66	[b]	114		0.17	[c]	0.01	[c]	1.05	[c]	7	[b]
	5/31/17		13.77	0.29		0.84	1.13	(0.27)	(0.04)	(0.31)	14.59	8.38		109		0.18		0.02		2.04		16
	5/31/16	‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)	(0.29)	13.77	1.65	[b]	103		0.20	[c]	0.03	[c]	1.19	[c]	24
Premier Class:	11/30/17	#	14.54	0.07		0.60	0.67	—	—	—	15.21	4.61	[b]	43,812		0.31	[c]	0.15	[c]	0.92	[c]	7	[b]
	5/31/17		13.73	0.27		0.83	1.10	(0.25)	(0.04)	(0.29)	14.54	8.19		32,513		0.31		0.15		1.92		16
	5/31/16		14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)		26,787		0.32		0.17		1.86		24
	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89		23,379		0.32		0.19		1.97		14
	5/31/14		12.77	0.21		1.03	1.24	(0.21)	(0.12)	(0.33)	13.68	9.85		22,820		0.34		0.20		1.62		17
	5/31/13		11.57	0.22		1.19	1.41	(0.20)	(0.01)	(0.21)	12.77	12.28		25,923		0.36		0.21		1.79		13
Retirement Class:	11/30/17	#	14.47	0.06		0.59	0.65	—	—	—	15.12	4.49	[b]	75,141		0.41	[c]	0.25	[c]	0.81	[c]	7	[b]
	5/31/17		13.66	0.26		0.83	1.09	(0.24)	(0.04)	(0.28)	14.47	8.15		68,843		0.41		0.25		1.83		16
	5/31/16		13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)		50,981		0.47		0.27		1.74		24
	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70		41,362		0.47		0.29		1.83		14
	5/31/14		12.74	0.19		1.03	1.22	(0.21)	(0.12)	(0.33)	13.63	9.70		26,305		0.49		0.30		1.49		17
	5/31/13		11.54	0.20		1.21	1.41	(0.20)	(0.01)	(0.21)	12.74	12.26		10,672		0.51		0.31		1.63		13

68	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2015 FUND
Institutional Class:	11/30/17	#	$15.15	$0.08		$ 0.71	$ 0.79	$ —	$ —	$ —	$15.94	5.21%[b]		$446,460		0.14%[c]		0.00%[c]		1.01%[c]		5%[b]
	5/31/17		14.20	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.15	9.28		377,197		0.14		0.01		2.05		14
	5/31/16		14.57	0.29		(0.34)	(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)		263,164		0.15		0.03		2.05		22
	5/31/15		14.14	0.31		0.44	0.75	(0.30)	(0.02)	(0.32)	14.57	5.37		221,139		0.14		0.05		2.13		12
	5/31/14		13.07	0.26		1.15	1.41	(0.24)	(0.10)	(0.34)	14.14	10.97		191,164		0.16		0.06		1.94		16
	5/31/13		11.64	0.23		1.42	1.65	(0.21)	(0.01)	(0.22)	13.07	14.26		145,288		0.18		0.07		1.82		10
Advisor Class:	11/30/17	#	15.16	0.08		0.70	0.78	—	—	—	15.94	5.15	[b]	115		0.15	[c]	0.01	[c]	1.00	[c]	5	[b]
	5/31/17		14.21	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.16	9.25		110		0.15		0.02		2.07		14
	5/31/16	‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)	(0.31)	14.21	1.55	[b]	103		0.17	[c]	0.04	[c]	1.16	[c]	22
Premier Class:	11/30/17	#	15.10	0.07		0.70	0.77	—	—	—	15.87	5.10	[b]	101,456		0.29	[c]	0.15	[c]	0.87	[c]	5	[b]
	5/31/17		14.15	0.28		1.00	1.28	(0.27)	(0.06)	(0.33)	15.10	9.15		71,489		0.29		0.16		1.92		14
	5/31/16		14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)		61,129		0.30		0.18		1.91		22
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)	(0.29)	14.52	5.16		55,574		0.29		0.20		1.96		12
	5/31/14		13.02	0.22		1.18	1.40	(0.22)	(0.10)	(0.32)	14.10	10.92		53,952		0.31		0.21		1.67		16
	5/31/13		11.61	0.24		1.38	1.62	(0.20)	(0.01)	(0.21)	13.02	14.04		53,709		0.33		0.22		1.91		10
Retirement Class:	11/30/17	#	15.05	0.06		0.69	0.75	—	—	—	15.80	4.98	[b]	126,623		0.39	[c]	0.25	[c]	0.76	[c]	5	[b]
	5/31/17		14.11	0.26		1.00	1.26	(0.26)	(0.06)	(0.32)	15.05	9.03		118,186		0.39		0.26		1.81		14
	5/31/16		14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)		87,677		0.45		0.28		1.75		22
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)	(0.29)	14.48	5.12		64,781		0.44		0.30		1.85		12
	5/31/14		13.00	0.21		1.16	1.37	(0.21)	(0.10)	(0.31)	14.06	10.73		39,234		0.46		0.31		1.53		16
	5/31/13		11.59	0.20		1.41	1.61	(0.19)	(0.01)	(0.20)	13.00	13.95		19,214		0.48		0.32		1.61		10

LIFECYCLE INDEX 2020 FUND
Institutional Class:	11/30/17	#	15.87	0.07		0.86	0.93	—	—	—	16.80	5.86	[b]	931,471		0.13	[c]	0.01	[c]	0.91	[c]	2	[b]
	5/31/17		14.70	0.31		1.21	1.52	(0.30)	(0.05)	(0.35)	15.87	10.50		710,053		0.13		0.02		2.07		9
	5/31/16		15.15	0.30		(0.43)	(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)		431,790		0.13		0.04		2.08		15
	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)	(0.32)	15.15	5.90		327,209		0.13		0.06		2.13		9
	5/31/14		13.32	0.27		1.36	1.63	(0.25)	(0.08)	(0.33)	14.62	12.42		260,171		0.15		0.06		1.95		10
	5/31/13		11.63	0.23		1.67	1.90	(0.21)	(0.00)[d]	(0.21)	13.32	16.51		183,056		0.17		0.07		1.83		8
Advisor Class:	11/30/17	#	15.86	0.07		0.86	0.93	—	—	—	16.79	5.86	[b]	259		0.18	[c]	0.07	[c]	0.85	[c]	2	[b]
	5/31/17		14.70	0.37		1.14	1.51	(0.30)	(0.05)	(0.35)	15.86	10.42		244		0.18		0.06		2.44		9
	5/31/16	‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)	(0.31)	14.70	1.32	[b]	103		0.16	[c]	0.05	[c]	1.09	[c]	15
Premier Class:	11/30/17	#	15.80	0.06		0.85	0.91	—	—	—	16.71	5.76	[b]	243,995		0.27	[c]	0.16	[c]	0.76	[c]	2	[b]
	5/31/17		14.64	0.30		1.19	1.49	(0.28)	(0.05)	(0.33)	15.80	10.32		175,521		0.28		0.17		1.95		9
	5/31/16		15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)		135,778		0.28		0.19		1.97		15
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)	(0.30)	15.09	5.70		117,293		0.28		0.21		1.98		9
	5/31/14		13.27	0.24		1.37	1.61	(0.23)	(0.08)	(0.31)	14.57	12.30		104,180		0.30		0.21		1.71		10
	5/31/13		11.60	0.25		1.62	1.87	(0.20)	(0.00)[d]	(0.20)	13.27	16.29		89,233		0.32		0.22		1.96		8
Retirement Class:	11/30/17	#	15.74	0.05		0.85	0.90	—	—	—	16.64	5.72	[b]	293,646		0.37	[c]	0.26	[c]	0.66	[c]	2	[b]
	5/31/17		14.60	0.28		1.18	1.46	(0.27)	(0.05)	(0.32)	15.74	10.14		267,914		0.38		0.27		1.85		9
	5/31/16		15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)		172,443		0.43		0.29		1.84		15
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)	(0.30)	15.04	5.55		112,353		0.43		0.31		1.93		9
	5/31/14		13.25	0.22		1.38	1.60	(0.23)	(0.08)	(0.31)	14.54	12.19		49,705		0.45		0.31		1.58		10
	5/31/13		11.59	0.21		1.64	1.85	(0.19)	(0.00)[d]	(0.19)	13.25	16.13		23,032		0.47		0.32		1.64		8

70	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2025 FUND
Institutional Class:	11/30/17	#	$16.54	$0.07		$ 1.03	$ 1.10	$ —	$ —	$ —	$17.64	6.65%[b]		$1,070,600		0.13%[c]		0.01%[c]		0.79%[c]		4%[b]
	5/31/17		15.14	0.33		1.44	1.77	(0.31)	(0.06)	(0.37)	16.54	11.90		778,157		0.13		0.02		2.07		9
	5/31/16		15.69	0.32		(0.53)	(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)		449,137		0.13		0.04		2.15		9
	5/31/15		15.09	0.33		0.61	0.94	(0.32)	(0.02)	(0.34)	15.69	6.31		337,862		0.13		0.07		2.15		6
	5/31/14		13.57	0.28		1.58	1.86	(0.26)	(0.08)	(0.34)	15.09	13.85		270,258		0.15		0.07		1.96		11
	5/31/13		11.63	0.23		1.93	2.16	(0.22)	(0.00)[d]	(0.22)	13.57	18.71		187,069		0.17		0.08		1.84		8
Advisor Class:	11/30/17	#	16.53	0.06		1.04	1.10	—	—	—	17.63	6.65	[b]	182		0.18	[c]	0.06	[c]	0.73	[c]	4	[b]
	5/31/17		15.14	0.32		1.44	1.76	(0.31)	(0.06)	(0.37)	16.53	11.82		140		0.15		0.04		2.06		9
	5/31/16	‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)	(0.33)	15.14	1.11	[b]	103		0.16	[c]	0.05	[c]	1.01	[c]	9
Premier Class:	11/30/17	#	16.47	0.05		1.04	1.09	—	—	—	17.56	6.62	[b]	272,847		0.28	[c]	0.16	[c]	0.64	[c]	4	[b]
	5/31/17		15.09	0.31		1.42	1.73	(0.29)	(0.06)	(0.35)	16.47	11.66		186,729		0.28		0.17		1.98		9
	5/31/16		15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)		142,200		0.28		0.19		2.01		9
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11		118,947		0.28		0.22		1.97		6
	5/31/14		13.53	0.24		1.59	1.83	(0.24)	(0.08)	(0.32)	15.04	13.63		98,691		0.30		0.22		1.70		11
	5/31/13		11.61	0.27		1.86	2.13	(0.21)	(0.00)[d]	(0.21)	13.53	18.50		81,393		0.32		0.23		2.11		8
Retirement Class:	11/30/17	#	16.40	0.05		1.03	1.08	—	—	—	17.48	6.59	[b]	330,467		0.37	[c]	0.26	[c]	0.54	[c]	4	[b]
	5/31/17		15.04	0.29		1.41	1.70	(0.28)	(0.06)	(0.34)	16.40	11.50		293,959		0.38		0.27		1.86		9
	5/31/16		15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)		170,093		0.43		0.29		1.86		9
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02		99,991		0.43		0.32		1.93		6
	5/31/14		13.50	0.21		1.60	1.81	(0.23)	(0.08)	(0.31)	15.00	13.53		49,436		0.45		0.32		1.46		11
	5/31/13		11.58	0.21		1.91	2.12	(0.20)	(0.00)[d]	(0.20)	13.50	18.46		19,093		0.47		0.33		1.69		8

LIFECYCLE INDEX 2030 FUND
Institutional Class:	11/30/17	#	17.23	0.06		1.23	1.29	—	—	—	18.52	7.49	[b]	1,114,803		0.12	[c]	0.02	[c]	0.65	[c]	2	[b]
	5/31/17		15.60	0.34		1.69	2.03	(0.33)	(0.07)	(0.40)	17.23	13.20		818,138		0.13		0.03		2.09		6
	5/31/16		16.25	0.34		(0.62)	(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)		487,539		0.13		0.05		2.19		7
	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77		360,424		0.13		0.07		2.15		5
	5/31/14		13.84	0.29		1.80	2.09	(0.28)	(0.09)	(0.37)	15.56	15.24		283,951		0.15		0.08		1.95		10
	5/31/13		11.65	0.24		2.17	2.41	(0.22)	(0.00)[d]	(0.22)	13.84	20.90		194,258		0.17		0.09		1.84		4
Advisor Class:	11/30/17	#	17.22	0.05		1.23	1.28	—	—	—	18.50	7.43	[b]	163		0.24	[c]	0.14	[c]	0.54	[c]	2	[b]
	5/31/17		15.60	0.32		1.70	2.02	(0.33)	(0.07)	(0.40)	17.22	13.12		150		0.17		0.07		1.97		6
	5/31/16	‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)	(0.36)	15.60	0.93	[b]	103		0.16	[c]	0.07	[c]	0.93	[c]	7
Premier Class:	11/30/17	#	17.15	0.04		1.24	1.28	—	—	—	18.43	7.46	[b]	284,207		0.27	[c]	0.17	[c]	0.51	[c]	2	[b]
	5/31/17		15.54	0.32		1.67	1.99	(0.31)	(0.07)	(0.38)	17.15	12.97		206,717		0.28		0.18		1.98		6
	5/31/16		16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)		152,863		0.28		0.20		2.06		7
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65		130,175		0.28		0.22		2.00		5
	5/31/14		13.80	0.25		1.80	2.05	(0.26)	(0.09)	(0.35)	15.50	14.98		109,285		0.30		0.23		1.70		10
	5/31/13		11.62	0.26		2.14	2.40	(0.22)	(0.00)[d]	(0.22)	13.80	20.79		86,071		0.32		0.24		2.05		4
Retirement Class:	11/30/17	#	17.08	0.04		1.22	1.26	—	—	—	18.34	7.38	[b]	331,081		0.37	[c]	0.27	[c]	0.40	[c]	2	[b]
	5/31/17		15.48	0.31		1.66	1.97	(0.30)	(0.07)	(0.37)	17.08	12.90		287,818		0.38		0.28		1.92		6
	5/31/16		16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)		154,906		0.43		0.30		1.93		7
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51		94,242		0.43		0.32		2.00		5
	5/31/14		13.77	0.21		1.82	2.03	(0.25)	(0.09)	(0.34)	15.46	14.87		39,318		0.45		0.33		1.45		10
	5/31/13		11.60	0.21		2.16	2.37	(0.20)	(0.00)[d]	(0.20)	13.77	20.62		18,588		0.47		0.34		1.62		4

72	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2035 FUND
Institutional Class:	11/30/17	#	$17.89	$0.05		$ 1.43	$ 1.48	$ —	$ —	$ —	$19.37	8.27%[b]		$1,082,695		0.12%[c]		0.02%[c]		0.49%[c]		1%[b]
	5/31/17		16.01	0.35		1.95	2.30	(0.34)	(0.08)	(0.42)	17.89	14.60		822,392		0.13		0.03		2.09		5
	5/31/16		16.77	0.34		(0.72)	(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)		489,103		0.13		0.06		2.19		6
	5/31/15		16.01	0.35		0.78	1.13	(0.35)	(0.02)	(0.37)	16.77	7.14		370,682		0.13		0.08		2.15		5
	5/31/14		14.08	0.29		2.02	2.31	(0.29)	(0.09)	(0.38)	16.01	16.51		296,719		0.15		0.08		1.96		9
	5/31/13		11.63	0.24		2.44	2.68	(0.23)	(0.00)[d]	(0.23)	14.08	23.25		203,726		0.17		0.09		1.86		7
Advisor Class:	11/30/17	#	17.88	0.04		1.45	1.49	—	—	—	19.37	8.33	[b]	125		0.14	[c]	0.03	[c]	0.48	[c]	1	[b]
	5/31/17		16.00	0.36		1.94	2.30	(0.34)	(0.08)	(0.42)	17.88	14.59		115		0.14		0.04		2.13		5
	5/31/16	‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)	(0.37)	16.00	0.63	[b]	103		0.16	[c]	0.07	[c]	0.78	[c]	6
Premier Class:	11/30/17	#	17.81	0.03		1.43	1.46	—	—	—	19.27	8.20	[b]	251,622		0.27	[c]	0.17	[c]	0.34	[c]	1	[b]
	5/31/17		15.94	0.33		1.94	2.27	(0.32)	(0.08)	(0.40)	17.81	14.45		184,167		0.28		0.18		1.98		5
	5/31/16		16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)		131,478		0.28		0.21		2.06		6
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02		108,817		0.28		0.23		1.99		5
	5/31/14		14.03	0.25		2.03	2.28	(0.27)	(0.09)	(0.36)	15.95	16.34		90,943		0.30		0.23		1.69		9
	5/31/13		11.60	0.28		2.37	2.65	(0.22)	(0.00)[d]	(0.22)	14.03	23.06		68,495		0.32		0.24		2.17		7
Retirement Class:	11/30/17	#	17.73	0.02		1.43	1.45	—	—	—	19.18	8.18	[b]	292,478		0.37	[c]	0.27	[c]	0.24	[c]	1	[b]
	5/31/17		15.88	0.31		1.93	2.24	(0.31)	(0.08)	(0.39)	17.73	14.31		253,984		0.38		0.28		1.85		5
	5/31/16		16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)		139,061		0.44		0.31		1.94		6
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92		71,803		0.43		0.33		1.91		5
	5/31/14		14.00	0.22		2.04	2.26	(0.26)	(0.09)	(0.35)	15.91	16.23		34,019		0.45		0.33		1.45		9
	5/31/13		11.57	0.21		2.43	2.64	(0.21)	(0.00)[d]	(0.21)	14.00	23.00		16,853		0.47		0.34		1.63		7

LIFECYCLE INDEX 2040 FUND
Institutional Class:	11/30/17	#	18.30	0.03		1.64	1.67	—	—	—	19.97	9.13	[b]	1,245,760		0.12	[c]	0.03	[c]	0.29	[c]	1	[b]
	5/31/17		16.19	0.36		2.19	2.55	(0.35)	(0.09)	(0.44)	18.30	16.02		953,151		0.13		0.04		2.08		5
	5/31/16		17.08	0.35		(0.84)	(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)		607,811		0.13		0.06		2.20		4
	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55		462,814		0.13		0.08		2.17		6
	5/31/14		14.19	0.30		2.15	2.45	(0.30)	(0.09)	(0.39)	16.25	17.45		379,218		0.15		0.08		1.95		8
	5/31/13		11.62	0.24		2.57	2.81	(0.24)	(0.00)[d]	(0.24)	14.19	24.37		264,444		0.16		0.09		1.86		6
Advisor Class:	11/30/17	#	18.29	0.02		1.65	1.67	—	—	—	19.96	9.13	[b]	384		0.18	[c]	0.08	[c]	0.24	[c]	1	[b]
	5/31/17		16.19	0.55		1.99	2.54	(0.35)	(0.09)	(0.44)	18.29	15.94		213		0.18		0.09		3.19		5
	5/31/16	‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)	(0.39)	16.19	0.36	[b]	103		0.16	[c]	0.08	[c]	0.63	[c]	4
Premier Class:	11/30/17	#	18.21	0.01		1.64	1.65	—	—	—	19.86	9.06	[b]	244,016		0.27	[c]	0.18	[c]	0.14	[c]	1	[b]
	5/31/17		16.12	0.33		2.18	2.51	(0.33)	(0.09)	(0.42)	18.21	15.81		185,887		0.28		0.19		1.95		5
	5/31/16		17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)		125,148		0.28		0.21		2.07		4
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36		102,991		0.28		0.23		1.99		6
	5/31/14		14.14	0.26		2.16	2.42	(0.28)	(0.09)	(0.37)	16.19	17.28		87,589		0.30		0.23		1.70		8
	5/31/13		11.59	0.28		2.50	2.78	(0.23)	(0.00)[d]	(0.23)	14.14	24.18		66,876		0.31		0.24		2.12		6
Retirement Class:	11/30/17	#	18.15	0.00	[d]	1.63	1.63	—	—	—	19.78	8.98	[b]	264,127		0.37	[c]	0.28	[c]	0.04	[c]	1	[b]
	5/31/17		16.07	0.32		2.17	2.49	(0.32)	(0.09)	(0.41)	18.15	15.73		229,150		0.38		0.29		1.89		5
	5/31/16		16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)		133,347		0.43		0.31		1.94		4
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28		74,281		0.43		0.33		1.92		6
	5/31/14		14.12	0.24		2.15	2.39	(0.27)	(0.09)	(0.36)	16.15	17.09		33,725		0.45		0.33		1.58		8
	5/31/13		11.57	0.21		2.55	2.76	(0.21)	(0.00)[d]	(0.21)	14.12	24.10		19,052		0.46		0.34		1.65		6

74	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2045 FUND
Institutional Class:	11/30/17	#	$18.32	$0.02		$ 1.73	$ 1.75	$ —	$ —	$ —	$20.07	9.55%[b]		$717,420		0.13%[c]		0.03%[c]		0.19%[c]		1%[b]
	5/31/17		16.13	0.35		2.27	2.62	(0.35)	(0.08)	(0.43)	18.32	16.51		513,660		0.14		0.04		2.06		4
	5/31/16		17.00	0.35		(0.83)	(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)		279,626		0.15		0.06		2.20		8
	5/31/15		16.17	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.00	7.56		189,644		0.15		0.08		2.17		5
	5/31/14		14.10	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.17	17.37		135,011		0.18		0.08		1.94		13
	5/31/13		11.54	0.25		2.54	2.79	(0.23)	(0.00)[d]	(0.23)	14.10	24.42		83,001		0.22		0.09		1.90		16
Advisor Class:	11/30/17	#	18.32	0.01		1.73	1.74	—	—	—	20.06	9.50	[b]	345		0.23	[c]	0.13	[c]	0.10	[c]	1	[b]
	5/31/17		16.12	0.36		2.27	2.63	(0.35)	(0.08)	(0.43)	18.32	16.57		117		0.15		0.05		2.11		4
	5/31/16	‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)	(0.38)	16.12	0.38	[b]	103		0.17	[c]	0.08	[c]	0.59	[c]	8
Premier Class:	11/30/17	#	18.24	0.00	[d]	1.73	1.73	—	—	—	19.97	9.48	[b]	176,092		0.28	[c]	0.18	[c]	0.04	[c]	1	[b]
	5/31/17		16.06	0.33		2.26	2.59	(0.33)	(0.08)	(0.41)	18.24	16.37		133,862		0.29		0.19		1.96		4
	5/31/16		16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)		93,446		0.30		0.21		2.06		8
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44		78,809		0.30		0.23		2.00		5
	5/31/14		14.05	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.11	17.21		63,580		0.33		0.23		1.75		13
	5/31/13		11.52	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.05	24.14		44,631		0.36		0.24		2.35		16
Retirement Class:	11/30/17	#	18.16	(0.01)		1.72	1.71	—	—	—	19.87	9.42	[b]	188,802		0.38	[c]	0.28	[c]	(0.06)[c]		1	[b]
	5/31/17		16.00	0.32		2.24	2.56	(0.32)	(0.08)	(0.40)	18.16	16.24		169,479		0.39		0.29		1.88		4
	5/31/16		16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)		96,878		0.45		0.31		1.90		8
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29		45,836		0.45		0.33		1.88		5
	5/31/14		14.02	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.07	17.10		20,002		0.48		0.33		1.51		13
	5/31/13		11.50	0.23		2.50	2.73	(0.21)	(0.00)[d]	(0.21)	14.02	23.98		9,184		0.52		0.34		1.75		16

LIFECYCLE INDEX 2050 FUND
Institutional Class:	11/30/17	#	18.36	0.02		1.76	1.78	—	—	—	20.14	9.69	[b]	494,105		0.14	[c]	0.03	[c]	0.16	[c]	1	[b]
	5/31/17		16.13	0.35		2.31	2.66	(0.35)	(0.08)	(0.43)	18.36	16.75		346,490		0.15		0.04		2.06		7
	5/31/16		16.99	0.35		(0.83)	(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)		184,432		0.16		0.06		2.18		10
	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58		122,783		0.17		0.08		2.18		5
	5/31/14		14.09	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.16	17.38		86,068		0.21		0.08		1.91		20
	5/31/13		11.54	0.24		2.54	2.78	(0.23)	(0.00)[d]	(0.23)	14.09	24.33		57,380		0.28		0.09		1.85		22
Advisor Class:	11/30/17	#	18.35	0.01		1.76	1.77	—	—	—	20.12	9.65	[b]	220		0.20	[c]	0.10	[c]	0.10	[c]	1	[b]
	5/31/17		16.13	0.55		2.10	2.65	(0.35)	(0.08)	(0.43)	18.35	16.67		227		0.20		0.09		3.22		7
	5/31/16	‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)	(0.38)	16.13	0.49	[b]	103		0.19	[c]	0.07	[c]	0.57	[c]	10
Premier Class:	11/30/17	#	18.28	0.00	[d]	1.75	1.75	—	—	—	20.03	9.57	[b]	131,482		0.29	[c]	0.18	[c]	0.01	[c]	1	[b]
	5/31/17		16.06	0.33		2.30	2.63	(0.33)	(0.08)	(0.41)	18.28	16.61		101,527		0.30		0.19		1.94		7
	5/31/16		16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)		67,811		0.31		0.21		2.04		10
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40		54,208		0.32		0.23		1.99		5
	5/31/14		14.04	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.10	17.23		40,648		0.36		0.23		1.76		20
	5/31/13		11.51	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.04	24.16		26,880		0.41		0.24		2.33		22
Retirement Class:	11/30/17	#	18.20	(0.01)		1.75	1.74	—	—	—	19.94	9.56	[b]	150,482		0.39	[c]	0.28	[c]	(0.09)[c]		1	[b]
	5/31/17		16.00	0.32		2.28	2.60	(0.32)	(0.08)	(0.40)	18.20	16.49		128,210		0.40		0.29		1.89		7
	5/31/16		16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)		69,550		0.46		0.31		1.93		10
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25		31,045		0.47		0.33		1.86		5
	5/31/14		14.01	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.06	17.12		11,803		0.51		0.33		1.55		20
	5/31/13		11.49	0.22		2.51	2.73	(0.21)	(0.00)[d]	(0.21)	14.01	24.00		5,528		0.58		0.34		1.67		22

76	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2055 FUND
Institutional Class:	11/30/17	#	$14.67	$ 0.01		$ 1.43	$ 1.44	$ —	$ —	$ —	$16.11	9.82%[b]		$156,134		0.20%[c]		0.03%[c]		0.13%[c]		3%[b]
	5/31/17		12.84	0.28		1.86	2.14	(0.27)	(0.04)	(0.31)	14.67	16.95		99,158		0.24		0.04		2.05		11
	5/31/16		13.51	0.25		(0.61)	(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)		43,460		0.33		0.06		1.97		36
	5/31/15		12.86	0.29		0.65	0.94	(0.28)	(0.01)	(0.29)	13.51	7.47		34,367		0.34		0.08		2.18		9
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)	(0.28)	12.86	17.42		22,433		0.54		0.08		1.93		25
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40		13,356		0.75		0.09		1.83		9
Advisor Class:	11/30/17	#	14.67	0.01		1.42	1.43	—	—	—	16.10	9.75	[b]	130		0.20	[c]	0.04	[c]	0.12	[c]	3	[b]
	5/31/17		12.83	0.29		1.86	2.15	(0.27)	(0.04)	(0.31)	14.67	17.02		118		0.26		0.05		2.10		11
	5/31/16	‡	13.08	0.03		0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55	[b]	103		0.37	[c]	0.07	[c]	0.55	[c]	36
Premier Class:	11/30/17	#	14.64	(0.00)[d]		1.42	1.42	—	—	—	16.06	9.70	[b]	36,617		0.34	[c]	0.18	[c]	(0.02)[c]		3	[b]
	5/31/17		12.82	0.27		1.85	2.12	(0.26)	(0.04)	(0.30)	14.64	16.77		23,295		0.39		0.19		1.95		11
	5/31/16		13.49	0.24		(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)		11,080		0.48		0.21		1.88		36
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35		7,695		0.49		0.23		1.96		9
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21		4,510		0.69		0.23		1.76		25
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29		2,305		0.91		0.24		1.81		9
Retirement Class:	11/30/17	#	14.61	(0.01)		1.42	1.41	—	—	—	16.02	9.65	[b]	60,707		0.44	[c]	0.28	[c]	(0.12)[c]		3	[b]
	5/31/17		12.79	0.25		1.86	2.11	(0.25)	(0.04)	(0.29)	14.61	16.74		50,546		0.49		0.28		1.80		11
	5/31/16		13.48	0.23		(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)		20,472		0.64		0.31		1.84		36
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33		7,668		0.65		0.33		2.06		9
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12		2,417		0.85		0.33		1.64		25
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03		1,416		1.06		0.34		1.55		9

LIFECYCLE INDEX 2060 FUND
Institutional Class:	11/30/17	#	11.29	0.01		1.10	1.11	—	—	—	12.40	9.83	[b]	32,148		0.58	[c]	0.03	[c]	0.10	[c]	23	[b]
	5/31/17		9.89	0.21		1.47	1.68	(0.22)	(0.06)	(0.28)	11.29	17.22		18,596		0.93		0.04		2.02		36
	5/31/16		10.41	0.21		(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)		9,488		1.20		0.06		2.12		21
	5/31/15	^	10.00	0.21		0.41	0.62	(0.21)	—	(0.21)	10.41	6.31	[b]	8,556		1.65	[c]	0.08	[c]	3.06	[c]	6	[b]
Advisor Class:	11/30/17	#	11.29	0.01		1.11	1.12	—	—	—	12.41	9.92	[b]	129		0.55	[c]	0.04	[c]	0.09	[c]	23	[b]
	5/31/17		9.89	0.22		1.46	1.68	(0.22)	(0.06)	(0.28)	11.29	17.20		118		0.94		0.05		2.10		36
	5/31/16	‡	10.09	0.02		0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61	[b]	103		1.29	[c]	0.07	[c]	0.53	[c]	21
Premier Class:	11/30/17	#	11.28	(0.00)[d]		1.11	1.11	—	—	—	12.39	9.84	[b]	3,114		0.69	[c]	0.18	[c]	(0.05)[c]		23	[b]
	5/31/17		9.88	0.20		1.46	1.66	(0.20)	(0.06)	(0.26)	11.28	17.05		1,810		1.07		0.19		1.92		36
	5/31/16		10.41	0.20		(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)		1,049		1.35		0.21		2.02		21
	5/31/15	^	10.00	0.20		0.42	0.62	(0.21)	—	(0.21)	10.41	6.26	[b]	1,062		1.97	[c]	0.23	[c]	2.92	[c]	6	[b]
Retirement Class:	11/30/17	#	11.26	(0.01)		1.11	1.10	—	—	—	12.36	9.77	[b]	9,119		0.79	[c]	0.28	[c]	(0.15)[c]		23	[b]
	5/31/17		9.88	0.18		1.46	1.64	(0.20)	(0.06)	(0.26)	11.26	16.84		5,413		1.15		0.28		1.71		36
	5/31/16		10.40	0.19		(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)		1,098		1.51		0.31		1.91		21
	5/31/15	^	10.00	0.19		0.41	0.60	(0.20)	—	(0.20)	10.40	6.14	[b]	1,067		2.12	[c]	0.33	[c]	2.82	[c]	6	[b]

78	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	79

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

#	Unaudited
^	The Fund commenced operations on September 26, 2014.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

80	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	81

Notes to financial statements (unaudited)

expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to

82	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of November 30, 2017, no investments were valued utilizing the practical expedient.

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	83

Notes to financial statements (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2017, there were no transfers between levels by the Funds.

As of November 30, 2017, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund:

	Investment management fee waiver
Fund	Effective 10/1/17	*	Prior to 10/1/17
Lifecycle Index Retirement Income	0.10%		0.10%
Lifecycle Index 2010	0.10		0.10
Lifecycle Index 2015	0.10		0.10
Lifecycle Index 2020	0.09		0.09
Lifecycle Index 2025	0.09		0.09
Lifecycle Index 2030	0.08		0.08
Lifecycle Index 2035	0.08		0.08
Lifecycle Index 2040	0.07		0.07
Lifecycle Index 2045	0.07		0.07
Lifecycle Index 2050	0.07		0.07
Lifecycle Index 2055	0.07		0.07
Lifecycle Index 2060	0.07		0.07

*	These waivers will remain in effect through September 30, 2018, unless changed with approval of the Board.

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

84	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2018. This agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional Class			Advisor Class			Premier Class			Retirement Class
Fund	Effective 10/1/17	*	Prior to 10/1/17	Effective 10/1/17	*	Prior to 10/1/17	Effective 10/1/17	*	Prior to 10/1/17	Effective 10/1/17	*	Prior to 10/1/17
Lifecycle Index Retirement Income	0.00%		0.00%	0.15%		0.15%	0.15%		0.15%	0.25%		0.25%
Lifecycle Index 2010	0.00		0.00	0.15		0.15	0.15		0.15	0.25		0.25
Lifecycle Index 2015	0.00		0.00	0.15		0.15	0.15		0.15	0.25		0.25
Lifecycle Index 2020	0.01		0.01	0.16		0.16	0.16		0.16	0.26		0.26
Lifecycle Index 2025	0.01		0.01	0.16		0.16	0.16		0.16	0.26		0.26
Lifecycle Index 2030	0.02		0.02	0.17		0.17	0.17		0.17	0.27		0.27
Lifecycle Index 2035	0.02		0.02	0.17		0.17	0.17		0.17	0.27		0.27
Lifecycle Index 2040	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28
Lifecycle Index 2045	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28
Lifecycle Index 2050	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28
Lifecycle Index 2055	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28
Lifecycle Index 2060	0.03		0.03	0.18		0.18	0.18		0.18	0.28		0.28

*	The expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2017, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Lifecycle Index Retirement Income	$241,283	$—	$ —
Lifecycle Index 2025	—	17,668,077	(45,140)
Lifecycle Index 2060	172,826	300,510	(374)

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	85

Notes to financial statements (unaudited)

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2017:

Fund	TIAA
Lifecycle Index 2060	29%

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$50,858	$24,298	$5,313	$(43)	$(335)	$716	$69,465
Emerging Markets Equity Index	3,897	1,688	576	1	551	—	5,561
Equity Index	35,673	14,262	4,949	1	4,550	—	49,537
Inflation-Linked Bond	12,676	6,051	1,339	(3)	(4)	—	17,381
International Equity Index	11,576	4,396	1,655	—	1,026	—	15,343
Short-Term Bond Index	12,681	6,116	1,318	(9)	(106)	102	17,364
	$127,361	$56,811	$15,150	$(53)	$5,682	$818	$174,651
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$115,968	$26,994	$6,275	$(68)	$(694)	$1,510	$135,925
Emerging Markets Equity Index	9,731	1,893	1,209	26	1,265	—	11,706
Equity Index	89,065	14,768	9,307	50	10,234	—	104,810
Inflation-Linked Bond	25,714	6,494	1,343	(11)	(11)	—	30,843
International Equity Index	28,901	4,280	3,075	66	2,293	—	32,465
Short-Term Bond Index	25,715	6,599	1,309	(8)	(202)	191	30,795
	$295,094	$61,028	$22,518	$55	$12,885	$1,701	$346,544
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$216,562	$48,774	$6,652	$(87)	$(1,362)	$2,849	$257,235
Emerging Markets Equity Index	20,797	3,782	1,899	8	2,775	—	25,463
Equity Index	190,358	29,009	14,541	100	22,160	—	227,086
Inflation-Linked Bond	38,039	9,756	1,227	(15)	(16)	—	46,537
International Equity Index	61,768	8,671	5,199	26	5,071	—	70,337
Short-Term Bond Index	38,052	10,207	1,460	(8)	(307)	287	46,484
	$565,576	$110,199	$30,978	$24	$28,321	$3,136	$673,142

86	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$407,598	$122,290	$3,954	$(109)	$(2,841)	$5,541	$522,984
Emerging Markets Equity Index	48,317	10,432	2,142	19	6,540	—	63,166
Equity Index	442,326	83,326	16,842	59	53,534	—	562,403
Inflation-Linked Bond	54,479	18,109	294	(12)	(39)	—	72,243
International Equity Index	143,499	24,255	5,716	63	12,098	—	174,199
Short-Term Bond Index	54,493	18,524	366	(3)	(477)	426	72,171
	$1,150,712	$276,936	$29,314	$17	$68,815	$5,967	$1,467,166
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$394,477	$139,744	$2,436	$(73)	$(2,967)	$5,582	$528,745
Emerging Markets Equity Index	60,382	15,991	2,429	9	8,544	—	82,497
Equity Index	552,836	130,173	18,788	80	69,605	—	733,906
Inflation-Linked Bond	34,417	14,833	186	(12)	(18)	—	49,034
International Equity Index	179,335	38,642	6,517	33	15,829	—	227,322
Short-Term Bond Index	34,428	15,114	233	(3)	(319)	285	48,987
	$1,255,875	$354,497	$30,589	$34	$90,674	$5,867	$1,670,491
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$359,362	$123,123	$1,822	$(52)	$(2,634)	$5,018	$477,977
Emerging Markets Equity Index	70,901	17,892	2,504	1	9,904	—	96,194
Equity Index	649,649	140,963	15,241	36	80,924	—	856,331
Inflation-Linked Bond	9,872	6,563	40	(1)	(7)	—	16,387
International Equity Index	210,575	42,136	5,811	34	18,309	—	265,243
Short-Term Bond Index	9,875	6,636	36	—	(104)	88	16,371
	$1,310,234	$337,313	$25,454	$18	$106,392	$5,106	$1,728,503
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$263,366	$90,760	$996	$(33)	$(1,924)	$3,659	$351,173
Emerging Markets Equity Index	75,708	17,402	2,823	(10)	10,430	—	100,707
Equity Index	693,591	128,660	11,137	31	84,742	—	895,887
International Equity Index	224,849	38,272	4,867	27	19,217	—	277,498
	$1,257,514	$275,094	$19,823	$15	$112,465	$3,659	$1,625,265
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$177,045	$64,629	$738	$(25)	$(1,297)	$2,495	$239,614
Emerging Markets Equity Index	90,497	18,453	1,882	1	12,515	—	119,584
Equity Index	829,102	142,870	10,051	27	101,309	—	1,063,257
International Equity Index	268,771	42,195	4,647	19	23,003	—	329,341
	$1,365,415	$268,147	$17,318	$22	$135,530	$2,495	$1,751,796

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	87

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$74,812	$26,385	$416	$(15)	$(540)	$1,049	$100,226
Emerging Markets Equity Index	56,322	15,054	1,257	(2)	7,930	—	78,047
Equity Index	516,210	114,641	6,300	8	64,613	—	689,172
International Equity Index	167,272	33,782	2,191	(4)	14,648	—	213,507
	$814,616	$189,862	$10,164	$(13)	$86,651	$1,049	$1,080,952
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$45,683	$17,048	$158	$(5)	$(337)	$650	$62,231
Emerging Markets Equity Index	40,284	11,401	709	(1)	5,730	—	56,705
Equity Index	369,490	86,813	2,351	4	46,819	—	500,775
International Equity Index	119,640	25,809	907	(2)	10,604	—	155,144
	$575,097	$141,071	$4,125	$(4)	$62,816	$650	$774,855
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$11,550	$5,822	$70	$(2)	$(93)	$173	$17,207
Emerging Markets Equity Index	12,267	4,898	175	(1)	1,809	—	18,798
Equity Index	112,378	39,248	850	—	15,073	—	165,849
International Equity Index	36,431	11,918	352	(2)	3,393	—	51,388
	$172,626	$61,886	$1,447	$(5)	$20,182	$173	$253,242
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$1,411	$1,154	$85	$(2)	$(12)	$23	$2,466
Emerging Markets Equity Index	1,862	1,356	168	(2)	292	—	3,340
Equity Index	17,076	11,133	1,285	6	2,515	—	29,445
International Equity Index	5,529	3,454	415	(1)	558	—	9,125
	$25,878	$17,097	$1,953	$1	$3,353	$23	$44,376

88	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$158,990	$ 15,783	$(123)	$ 15,660
Lifecycle Index 2010	295,130	51,682	(267)	51,415
Lifecycle Index 2015	568,787	104,756	(401)	104,355
Lifecycle Index 2020	1,257,616	210,155	(605)	209,550
Lifecycle Index 2025	1,418,019	252,965	(493)	252,472
Lifecycle Index 2030	1,432,686	296,449	(632)	295,817
Lifecycle Index 2035	1,314,160	311,731	(625)	311,106
Lifecycle Index 2040	1,367,847	384,076	(127)	383,949
Lifecycle Index 2045	871,391	209,648	(88)	209,560
Lifecycle Index 2050	627,261	147,630	(36)	147,594
Lifecycle Index 2055	211,897	41,362	(16)	41,346
Lifecycle Index 2060	38,829	5,551	(4)	5,547

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2017 were as follows (dollar amounts are in thousands):

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$68,019	$26,359
Lifecycle Index 2010	61,028	22,518
Lifecycle Index 2015	110,199	30,978
Lifecycle Index 2020	276,936	29,314
Lifecycle Index 2025	379,774	55,773
Lifecycle Index 2030	337,313	25,454
Lifecycle Index 2035	275,094	19,823
Lifecycle Index 2040	268,147	17,318
Lifecycle Index 2045	189,862	10,164
Lifecycle Index 2050	141,071	4,125
Lifecycle Index 2055	66,400	5,950
Lifecycle Index 2060	22,982	7,838

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	89

Notes to financial statements (unaudited)	concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2017 was as follows:

	5/31/2017
Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$1,732,889	$ 196,998	$1,929,887
Lifecycle Index 2010	5,055,362	769,699	5,825,061
Lifecycle Index 2015	9,006,780	1,606,284	10,613,064
Lifecycle Index 2020	17,155,616	3,065,725	20,221,341
Lifecycle Index 2025	17,970,457	3,647,098	21,617,555
Lifecycle Index 2030	19,407,097	4,255,586	23,662,683
Lifecycle Index 2035	18,493,195	4,499,771	22,992,966
Lifecycle Index 2040	21,096,980	5,658,254	26,755,234
Lifecycle Index 2045	12,057,991	2,940,866	14,998,857
Lifecycle Index 2050	8,370,464	1,969,573	10,340,037
Lifecycle Index 2055	2,191,188	368,577	2,559,765
Lifecycle Index 2060	327,072	83,518	410,590

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2017, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

90	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use or the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

TIAA-CREF Lifecycle Index Funds ■ 2017 Semiannual Report	91

Additional information about index providers (unaudited)	concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. None of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. None of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. Further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. Without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF Lifecycle Index Funds. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF Lifecycle Index Funds.

92	2017 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Semiannual Report

November 30, 2017

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

The semiannual report contains the financial statements (unaudited).

Lifestyle Income Fund

Lifestyle Conservative Fund

Lifestyle Moderate Fund

Lifestyle Growth Fund

Lifestyle Aggressive Growth Fund

Understanding your Lifestyle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	3

Letter to investors

Global financial markets delivered positive returns during the six months ended November 30, 2017, albeit with varying degrees of strength. U.S. equities posted solid returns, modestly outperforming international stocks, while fixed-income securities produced only scant gains.

The TIAA-CREF Lifestyle Funds performed in-line with expectations consistent with their mix of investments in multiple asset classes through underlying TIAA-CREF Funds.

•	All five of the TIAA-CREF Lifestyle Funds posted positive returns for the period, and all five outperformed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from 3.0% for the Lifestyle Income Fund to 11.3% for the Lifestyle Aggressive Growth Fund.
•	Relative results were helped by the outperformance of nearly all of the underlying mutual funds, most notably fixed-income and international stock funds.
•	These positive results continue to support the solid gains earned by the TIAA-CREF Lifestyle Funds over longer periods of time.

U.S. stocks lead the way

The broad U.S. stock market, as represented by the Russell 3000® Index, returned 11.1% for the six months. The advance of domestic stocks was supported by solid growth in the U.S. economy, as well as expectations for business-friendly federal tax reforms.

The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, advanced 9.6% for the six months. International stocks benefited from continued global growth, while stocks in emerging markets recorded strong gains, helped by a boost in oil prices.

Returns were more muted in the U.S. fixed-income sector, amid a further hike in short-term interest rates by the Federal Reserve. The domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.7% for the period.

4	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

TIAA-CREF Lifestyle Funds:
strategies for a dynamic marketplace

Reaching your financial goals may still be a long way off, or it may be right around the corner. Either way, your investment savings portfolio will always be affected by the inevitable seesaw movements of the financial markets.

The TIAA-CREF Lifestyle Funds are built around dynamic diversification strategies designed to help mitigate the effects of market volatility. Diversification does not guarantee against market loss, but over time it has proven to be one of the most effective ways for investors to reach their long-term financial goals. Under the stewardship of highly experienced investment professionals, our funds are aimed at helping investors minimize portfolio risk and reduce the long-term effects of market volatility.

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifestyle Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle
President
TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	5

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity

6	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

(stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI)* (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 46 developed- and emerging-markets countries, excluding the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a Fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indices and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

*	On February 1, 2017, the international equity component of the Funds’ composite benchmarks was changed from the MSCI ACWI (All World Country Index) ex USA Index to the MSCI ACWI ex USA Investable Market Index (IMI).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 9 through 13 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017–November 30, 2017).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Expense examples

Six months ended November 30, 2017

Lifestyle Funds Institutional Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Income Fund actual return	$1,000.00	$1,030.11	$0.51		$2.14
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.13
Conservative Fund actual return	1,000.00	1,051.18	0.51		2.37
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.33
Moderate Fund actual return	1,000.00	1,073.37	0.52		2.60
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.54
Growth Fund actual return	1,000.00	1,093.60	0.52		2.78
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.69
Aggressive Growth Fund actual return	1,000.00	1,113.22	0.53		2.97
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.84

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Income Fund; 0.46% for the Conservative Fund; 0.50% for the Moderate Fund; 0.53% for the Growth Fund; and 0.56% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2017

Lifestyle Funds Advisor Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Income Fund actual return	$1,000.00	$1,029.14	$0.61		$2.24
5% annual hypothetical return	1,000.00	1,024.47	0.61		2.23
Conservative Fund actual return	1,000.00	1,051.05	0.57		2.42
5% annual hypothetical return	1,000.00	1,024.52	0.56		2.38
Moderate Fund actual return	1,000.00	1,072.97	0.94		3.01
5% annual hypothetical return	1,000.00	1,024.17	0.91		2.94
Growth Fund actual return	1,000.00	1,093.66	0.89		3.15
5% annual hypothetical return	1,000.00	1,024.22	0.86		3.04
Aggressive Growth Fund actual return	1,000.00	1,113.22	0.74		3.18
5% annual hypothetical return	1,000.00	1,024.37	0.71		3.04

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.11% for the Conservative Fund; 0.12% for the Income Fund; 0.14% for the Aggressive Growth Fund; 0.17% for the Growth Fund; and 0.18% for the Moderate Fund for the Advisor Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.44% for the Income Fund; 0.47% for the Conservative Fund; 0.58% for the Moderate Fund; and 0.60% for the Growth and Aggressive Growth Funds.

10	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended November 30, 2017

Lifestyle Funds Premier Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Income Fund actual return	$1,000.00	$1,029.38	$1.27		$2.90
5% annual hypothetical return	1,000.00	1,023.82	1.27		2.89
Conservative Fund actual return	1,000.00	1,050.36	1.28		3.14
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.09
Moderate Fund actual return	1,000.00	1,071.73	1.30		3.38
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29
Growth Fund actual return	1,000.00	1,092.91	1.31		3.57
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.45
Aggressive Growth Fund actual return	1,000.00	1,112.27	1.32		3.76
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Income Fund; 0.61% for the Conservative Fund; 0.65% for the Moderate Fund; 0.68% for the Growth Fund; and 0.71% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2017

Lifestyle Funds Retirement Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Income Fund actual return	$1,000.00	$1,028.00	$1.78		$3.41
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.40
Conservative Fund actual return	1,000.00	1,049.94	1.80		3.65
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.60
Moderate Fund actual return	1,000.00	1,071.39	1.82		3.89
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.80
Growth Fund actual return	1,000.00	1,092.54	1.84		4.09
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.95
Aggressive Growth Fund actual return	1,000.00	1,112.20	1.85		4.29
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.10

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Income Fund; 0.71% for the Conservative Fund; 0.75% for the Moderate Fund; 0.78% for the Growth Fund; and 0.81% for the Aggressive Growth Fund.

12	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended November 30, 2017

Lifestyle Funds Retail Class	Beginning account value (6/1/17)	Ending account value (11/30/17)	Expenses paid during period (6/1/17–11/30/17	* )	Effective expenses paid during period (6/1/17–11/30/17	† )
Income Fund actual return	$1,000.00	$1,027.85	$1.93		$3.56
5% annual hypothetical return	1,000.00	1,023.16	1.93		3.55
Conservative Fund actual return	1,000.00	1,049.92	1.85		3.75
5% annual hypothetical return	1,000.00	1,023.26	1.83		3.70
Moderate Fund actual return	1,000.00	1,072.09	1.92		3.95
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.85
Growth Fund actual return	1,000.00	1,091.98	1.99		4.25
5% annual hypothetical return	1,000.00	1,023.16	1.93		4.10
Aggressive Growth Fund actual return	1,000.00	1,111.70	2.12		4.55
5% annual hypothetical return	1,000.00	1,023.06	2.03		4.36

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.36% for the Conservative Fund; 0.37% for the Moderate Fund; 0.38% for the Income and Growth Funds; and 0.40% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund; 0.73% for the Conservative Fund; 0.76% for the Moderate Fund; 0.81% for the Growth Fund; and 0.86% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	13

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2017

All of the five Lifestyle Funds produced positive returns and outperformed their respective composite benchmarks. Institutional Class returns ranged from 3.01% for the Lifestyle Income Fund to 11.32% for the Lifestyle Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.65 of a percentage point for the Income Fund to 0.76 of a percentage point for the Moderate and Growth Funds. (All results for the Lifestyle Funds are for the Institutional Class.)

Growing economy, modest inflation bolster stock markets

The U.S. economy recorded strong gains during the six months, while unemployment declined and inflation remained muted. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at an annualized rate of 3.2% during the third quarter of 2017, according to the U.S. government’s “third” estimate—an increase over the 3.1% annualized rate of the previous three months. Unemployment declined to 4.1% in October, its lowest level in 17 years, and remained unchanged in November. Annual core inflation, which includes all items except food and energy, rose modestly by 1.7% for the twelve months ended November 30, 2017. The price per barrel of West Texas Intermediate crude oil rose from $48 on June 1, 2017, to more than $57 on November 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2009.

For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 11.09%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, advanced 9.61% in U.S.-dollar terms. Stocks in emerging markets recorded strong gains, helped by a boost in oil prices.

U.S. investment-grade bond investors earned modest gains amid rising short-term interest rates as the Federal Reserve continued to slowly shift monetary policy in response to the growing economy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.68% during the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained a modest 0.06%.

14	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Most stock funds deliver double-digit returns

All of the five Lifestyle Funds advanced for the six-month period.

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the period, the U.S. and international stock sectors contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within U.S. equities, nearly all of the underlying funds delivered double-digit returns. The Small/Mid-Cap Equity Fund advanced the most. Similarly, most of the underlying international equity funds also recorded double-digit returns. Among them, the Emerging Markets Equity Fund posted the biggest gains. (All fund returns are for the Institutional Class.)

Foreign-stock and fixed-income funds boost relative performance

All of the Lifestyle Funds outperformed their respective composite benchmarks. This was primarily due to the relative strength of funds in the international equity and the fixed-income sectors—with the exception of the Lifestyle Aggressive Growth Fund, which does not own bond funds.

For the Lifestyle Conservative and Moderate funds, the Bond Plus Fund was the top contributor to relative performance. The Short-Term Bond Fund was the leading relative performance contributor to the Lifestyle Income Fund. For the Lifestyle Growth Fund, the top contributors to relative performance were the International Opportunities Fund and International Equity Fund. This was also the case for the Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities.

The relative performance of each Lifestyle Fund was partially offset by the results of the Large-Cap Value Fund, which underperformed its benchmark for the six-month period. (Performance of the Lifestyle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	15

Lifestyle Income Fund

Performance as of November 30, 2017

Lifestyle Income Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TSITX	12/9/11	3.01%	7.57%	4.22%		4.88%		0.72%	0.43%
Advisor Class	TSIHX	12/4/15	2.91	7.46	4.18	†	4.86	†	0.80	0.51
Premier Class	TSIPX	12/9/11	2.94	7.41	4.05		4.72		0.88	0.58
Retirement Class	TLSRX	12/9/11	2.80	7.22	3.94		4.60		0.97	0.68
Retail Class	TSILX	12/9/11	2.78	7.19	3.91		4.56		0.99	0.71
Lifestyle Income Fund Composite Index‡		—	2.36	6.13	3.70		4.07	§	—	—
Broad market indexes**
Morningstar Conservative Target Risk Index		—	2.58	6.93	3.31		4.03	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		2.51	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		15.62	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On November 30, 2017, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000 Index; and 6.0% MSCI ACWI ex USA IMI Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the Morningstar Conservative Target Risk Index (20% global equity market exposure). For additional information, please see the funds’ current prospectus.

16	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

Asset allocation

% of net assets as of 11/30/2017
Equity
U.S. equity	14.4%
International equity	6.6
Fixed income
Fixed income	39.0
Short-term fixed income	39.8
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	17

Lifestyle Conservative Fund

Performance as of November 30, 2017

Lifestyle Conservative Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TCSIX	12/9/11	5.12%	12.20%	6.63%		7.34%		0.58%	0.46%
Advisor Class	TLSHX	12/4/15	5.11	12.16	6.63	†	7.34	†	0.66	0.54
Premier Class	TLSPX	12/9/11	5.04	12.02	6.48		7.17		0.75	0.61
Retirement Class	TSCTX	12/9/11	4.99	11.93	6.38		7.08		0.83	0.71
Retail Class	TSCLX	12/9/11	4.99	11.83	6.34		7.03		0.85	0.73
Lifestyle Conservative Fund Composite Index‡		—	4.45	10.62	6.17		6.54	§	—	—
Broad market indexes**
Morningstar Moderately Conservative Target Risk Index		—	4.55	10.94	5.81		6.41	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		2.51	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		15.62	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On November 30, 2017, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 20.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI ACWI ex USA IMI Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the Morningstar Moderately Conservative Target Risk Index (40% global equity market exposure). For additional information, please see the funds’ current prospectus.

18	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Asset allocation

% of net assets as of 11/30/2017
Equity
U.S. equity	28.5%
International equity	12.6
Fixed income
Fixed income	38.9
Short-term fixed income	19.8
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	19

Lifestyle Moderate Fund

Performance as of November 30, 2017

Lifestyle Moderate Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TSIMX	12/9/11	7.34%	17.12%	9.09%		9.82%		0.59%	0.50%
Advisor Class	TSMHX	12/4/15	7.30	17.04	9.06	†	9.80	†	0.67	0.58
Premier Class	TSMPX	12/9/11	7.17	16.83	8.94		9.66		0.76	0.65
Retirement Class	TSMTX	12/9/11	7.14	16.76	8.82		9.54		0.84	0.75
Retail Class	TSMLX	12/9/11	7.21	16.74	8.79		9.51		0.86	0.77
Lifestyle Moderate Fund Composite Index‡		—	6.58	15.28	8.64		9.02	§	—	—
Broad market indexes**
Morningstar Moderate Target Risk Index		—	6.51	14.91	7.96		8.49	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		15.62	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		2.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On November 30, 2017, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI ACWI ex USA IMI Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the Morningstar Moderate Target Risk Index (60% global equity market exposure). For additional information, please see the funds’ current prospectus.

20	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

Asset allocation

% of net assets as of 11/30/2017
Equity
U.S. equity	42.5%
International equity	18.5
Fixed income	38.9
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	21

Lifestyle Growth Fund

Performance as of November 30, 2017

Lifestyle Growth Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TSGGX	12/9/11	9.36%	21.47%	11.13%		11.74%		0.72%	0.53%
Advisor Class	TSGHX	12/4/15	9.37	21.36	11.11	†	11.72	†	0.80	0.61
Premier Class	TSGPX	12/9/11	9.29	21.25	10.93		11.55		0.89	0.68
Retirement Class	TSGRX	12/9/11	9.25	21.13	10.83		11.45		0.97	0.78
Retail Class	TSGLX	12/9/11	9.20	21.03	10.79		11.40		1.01	0.82
Lifestyle Growth Fund Composite Index‡		—	8.60	19.57	10.86		11.18	§	—	—
Broad market indexes**
Morningstar Moderately Aggressive Target Risk Index		—	8.54	19.32	10.11		10.52	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		15.62	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	0.68	3.21	1.98		2.51	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On November 30, 2017, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI ACWI ex USA IMI Index; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the Morningstar Moderately Aggressive Target Risk Index (80% global equity market exposure). For additional information, please see the funds’ current prospectus.

22	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Asset allocation

% of net assets as of 11/30/2017
Equity
U.S. equity	56.5%
International equity	24.4
Fixed income	19.0
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	23

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2017

Lifestyle Aggressive Growth Fund			Total return		Average annual total return				Annual operating expenses*#
	Ticker	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	TSAIX	12/9/11	11.32%	25.67%	13.12%		13.60%		0.86%	0.56%
Advisor Class	TSAHX	12/4/15	11.32	25.74	13.12	†	13.60	†	0.94	0.64
Premier Class	TSAPX	12/9/11	11.23	25.60	12.97		13.45		1.02	0.71
Retirement Class	TSARX	12/9/11	11.22	25.41	12.83		13.33		1.11	0.81
Retail Class	TSALX	12/9/11	11.17	25.27	12.75		13.24		1.18	0.88
Lifestyle Aggressive Growth Fund Composite Index‡			10.65	24.00	13.08		13.32	§	—	—
Broad market indexes**
Morningstar Aggressive Target Risk Index		—	10.09	22.53	11.74		12.06	§	—	—
Russell 3000® Index		—	11.09	22.27	15.63		15.62	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On November 30, 2017, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI ACWI ex USA IMI Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.
**	On October 1, 2017, the Fund’s broad-market index comparison was changed from the Russell 3000 Index to the Morningstar Aggressive Target Risk Index (95% global equity market exposure). For additional information, please see the funds’ current prospectus.

24	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

Asset allocation

% of net assets as of 11/30/2017
Equity
U.S. equity	70.0%
International equity	29.6
Other assets & liabilities, net	0.4
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	25

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)

FIXED INCOME—39.0%
1,316,304	TIAA-CREF Bond Fund		$13,663,235	19.9%
1,256,565	TIAA-CREF Bond Plus Fund		13,131,102	19.1
	TOTAL FIXED INCOME		26,794,337	39.0

INTERNATIONAL EQUITY—6.6%
61,696	TIAA-CREF Emerging Markets Equity Fund		793,411	1.1
139,463	TIAA-CREF Enhanced International Equity Index Fund		1,174,276	1.7
81,627	TIAA-CREF International Equity Fund		1,092,174	1.6
66,781	TIAA-CREF International Opportunities Fund		880,180	1.3
45,568	TIAA-CREF International Small-Cap Equity Fund		590,108	0.9
	TOTAL INTERNATIONAL EQUITY		4,530,149	6.6

SHORT-TERM FIXED INCOME—39.8%
2,650,020	TIAA-CREF Short-Term Bond Fund		27,348,211	39.8
	TOTAL SHORT-TERM FIXED INCOME		27,348,211	39.8

U.S. EQUITY—14.4%
63,666	TIAA-CREF Enhanced Large-Cap Growth Index Fund		913,601	1.3
81,747	TIAA-CREF Enhanced Large-Cap Value Index Fund		891,038	1.3
145,919	TIAA-CREF Growth & Income Fund		2,146,473	3.1
117,318	TIAA-CREF Large-Cap Growth Fund		2,421,448	3.5
118,500	TIAA-CREF Large-Cap Value Fund		2,370,005	3.5
32,218	TIAA-CREF Small-Cap Equity Fund		685,282	1.0
35,142	TIAA-CREF Small/Mid-Cap Equity Fund		449,824	0.7
	TOTAL U.S. EQUITY		9,877,671	14.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $65,216,254)	68,550,368	99.8

	TOTAL INVESTMENTS	(Cost $65,216,254)	68,550,368	99.8
	OTHER ASSETS & LIABILITIES, NET		117,956	0.2
	NET ASSETS		$68,668,324	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)

FIXED INCOME—38.9%
2,020,170	TIAA-CREF Bond Fund		$20,969,363	9.9%
5,864,862	TIAA-CREF Bond Plus Fund		61,287,813	29.0
	TOTAL FIXED INCOME		82,257,176	38.9

INTERNATIONAL EQUITY—12.6%
346,642	TIAA-CREF Emerging Markets Equity Fund		4,457,817	2.1
756,002	TIAA-CREF Enhanced International Equity Index Fund		6,365,539	3.0
500,986	TIAA-CREF International Equity Fund		6,703,194	3.2
409,763	TIAA-CREF International Opportunities Fund		5,400,676	2.6
279,375	TIAA-CREF International Small-Cap Equity Fund		3,617,907	1.7
	TOTAL INTERNATIONAL EQUITY		26,545,133	12.6

SHORT-TERM FIXED INCOME—19.8%
4,066,599	TIAA-CREF Short-Term Bond Fund		41,967,303	19.8
	TOTAL SHORT-TERM FIXED INCOME		41,967,303	19.8

U.S. EQUITY—28.5%
390,750	TIAA-CREF Enhanced Large-Cap Growth Index Fund		5,607,258	2.7
501,654	TIAA-CREF Enhanced Large-Cap Value Index Fund		5,468,028	2.6
894,373	TIAA-CREF Growth & Income Fund		13,156,231	6.2
720,280	TIAA-CREF Large-Cap Growth Fund		14,866,585	7.0
727,323	TIAA-CREF Large-Cap Value Fund		14,546,468	6.9
177,693	TIAA-CREF Small-Cap Equity Fund		3,779,534	1.8
215,568	TIAA-CREF Small/Mid-Cap Equity Fund		2,759,276	1.3
	TOTAL U.S. EQUITY		60,183,380	28.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $193,016,883)	210,952,992	99.8

	TOTAL INVESTMENTS	(Cost $193,016,883)	210,952,992	99.8
	OTHER ASSETS & LIABILITIES, NET		362,016	0.2
	NET ASSETS		$211,315,008	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	27

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—38.9%
11,428,270	TIAA-CREF Bond Plus Fund		$119,425,426	38.9%
	TOTAL FIXED INCOME		119,425,426	38.9

INTERNATIONAL EQUITY—18.5%
730,236	TIAA-CREF Emerging Markets Equity Fund		9,390,829	3.1
1,573,240	TIAA-CREF Enhanced International Equity Index Fund		13,246,682	4.3
1,090,945	TIAA-CREF International Equity Fund		14,596,843	4.7
892,687	TIAA-CREF International Opportunities Fund		11,765,611	3.8
608,234	TIAA-CREF International Small-Cap Equity Fund		7,876,630	2.6
	TOTAL INTERNATIONAL EQUITY		56,876,595	18.5

U.S. EQUITY—42.5%
850,419	TIAA-CREF Enhanced Large-Cap Growth Index Fund		12,203,507	4.0
1,092,100	TIAA-CREF Enhanced Large-Cap Value Index Fund		11,903,887	3.9
1,949,283	TIAA-CREF Growth & Income Fund		28,673,947	9.3
1,569,174	TIAA-CREF Large-Cap Growth Fund		32,387,756	10.5
1,584,557	TIAA-CREF Large-Cap Value Fund		31,691,134	10.3
372,393	TIAA-CREF Small-Cap Equity Fund		7,920,792	2.6
469,482	TIAA-CREF Small/Mid-Cap Equity Fund		6,009,373	1.9
	TOTAL U.S. EQUITY		130,790,396	42.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $268,636,653)	307,092,417	99.9

	TOTAL INVESTMENTS	(Cost $268,636,653)	307,092,417	99.9
	OTHER ASSETS & LIABILITIES, NET		434,075	0.1
	NET ASSETS		$307,526,492	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—19.0%
2,483,307	TIAA-CREF Bond Plus Fund		$25,950,563	19.0%
	TOTAL FIXED INCOME		25,950,563	19.0

INTERNATIONAL EQUITY—24.4%
424,940	TIAA-CREF Emerging Markets Equity Fund		5,464,729	4.0
910,498	TIAA-CREF Enhanced International Equity Index Fund		7,666,389	5.6
644,877	TIAA-CREF International Equity Fund		8,628,454	6.3
527,865	TIAA-CREF International Opportunities Fund		6,957,260	5.1
359,857	TIAA-CREF International Small-Cap Equity Fund		4,660,144	3.4
	TOTAL INTERNATIONAL EQUITY		33,376,976	24.4

U.S. EQUITY—56.5%
503,313	TIAA-CREF Enhanced Large-Cap Growth Index Fund		7,222,544	5.3
646,106	TIAA-CREF Enhanced Large-Cap Value Index Fund		7,042,556	5.1
1,153,334	TIAA-CREF Growth & Income Fund		16,965,536	12.4
928,282	TIAA-CREF Large-Cap Growth Fund		19,159,732	14.0
936,824	TIAA-CREF Large-Cap Value Fund		18,736,488	13.7
216,024	TIAA-CREF Small-Cap Equity Fund		4,594,837	3.4
277,732	TIAA-CREF Small/Mid-Cap Equity Fund		3,554,964	2.6
	TOTAL U.S. EQUITY		77,276,657	56.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $113,440,991)	136,604,196	99.9

	TOTAL INVESTMENTS	(Cost $113,440,991)	136,604,196	99.9
	OTHER ASSETS & LIABILITIES, NET		199,889	0.1
	NET ASSETS		$136,804,085	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	29

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6% (a)

INTERNATIONAL EQUITY—29.6%
341,002	TIAA-CREF Emerging Markets Equity Fund		$4,385,285	4.8%
708,384	TIAA-CREF Enhanced International Equity Index Fund		5,964,593	6.5
541,110	TIAA-CREF International Equity Fund		7,240,053	7.8
443,942	TIAA-CREF International Opportunities Fund		5,851,156	6.3
301,990	TIAA-CREF International Small-Cap Equity Fund		3,910,777	4.2
	TOTAL INTERNATIONAL EQUITY		27,351,864	29.6

U.S. EQUITY—70.0%
415,589	TIAA-CREF Enhanced Large-Cap Growth Index Fund		5,963,703	6.5
533,359	TIAA-CREF Enhanced Large-Cap Value Index Fund		5,813,614	6.3
968,086	TIAA-CREF Growth & Income Fund		14,240,550	15.4
778,850	TIAA-CREF Large-Cap Growth Fund		16,075,462	17.4
785,869	TIAA-CREF Large-Cap Value Fund		15,717,372	17.0
179,008	TIAA-CREF Small-Cap Equity Fund		3,807,494	4.1
232,950	TIAA-CREF Small/Mid-Cap Equity Fund		2,981,756	3.3
	TOTAL U.S. EQUITY		64,599,951	70.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $72,494,806)	91,951,815	99.6

	TOTAL INVESTMENTS	(Cost $72,494,806)	91,951,815	99.6
	OTHER ASSETS & LIABILITIES, NET		345,579	0.4
	NET ASSETS		$92,297,394	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	31

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2017

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

ASSETS
Affiliated investments, at value‡	$68,550,368	$210,952,992	$307,092,417	$136,604,196	$91,951,815
Cash	164,885	543,345	607,658	307,407	332,507
Receivable from securities transactions	86,276	388,234	631,763	250,512	92,976
Receivable from Fund shares sold	3,680	72,476	100,960	19,733	185,310
Dividends and interest receivable	116,109	285,681	314,216	67,919	—
Due from affiliates	254	1,794	1,770	—	1,477
Other	5,814	4,257	5,774	6,279	6,774
Total assets	68,927,386	212,248,779	308,754,558	137,256,046	92,570,859

LIABILITIES
Management fees payable	565	1,733	2,519	1,119	751
Service agreement fees payable	311	800	1,799	797	766
Distribution fees payable	10,520	32,297	41,270	16,933	9,120
Due to affiliates	12,389	13,135	13,631	13,786	12,469
Payable for securities transactions	223,856	785,308	929,077	350,810	241,782
Payable for Fund shares redeemed	9,260	91,633	227,160	65,458	6,416
Payable for trustee compensation	2,161	4,692	6,271	3,058	2,161
Accrued expenses and other payables	—	4,173	6,339	—	—
Total liabilities	259,062	933,771	1,228,066	451,961	273,465
NET ASSETS	$68,668,324	$211,315,008	$307,526,492	$136,804,085	$92,297,394

NET ASSETS CONSIST OF:
Paid-in-capital	$65,184,614	$192,986,484	$268,851,592	$113,209,862	$72,592,068
Undistributed net investment income (loss)	183,726	427,199	434,645	836,269	83,750
Accumulated net realized gain (loss) on total investments	(34,130)	(34,784)	(215,509)	(405,251)	164,567
Net unrealized appreciation (depreciation) on total investments	3,334,114	17,936,109	38,455,764	23,163,205	19,457,009
NET ASSETS	$68,668,324	$211,315,008	$307,526,492	$136,804,085	$92,297,394

INSTITUTIONAL CLASS:
Net assets	$1,948,624	$12,786,343	$16,207,877	$13,847,783	$8,888,111
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	172,978	1,002,498	1,130,648	871,634	522,401
Net asset value per share	$11.27	$12.75	$14.34	$15.89	$17.01

ADVISOR CLASS:
Net assets	$106,558	$112,004	$171,837	$139,323	$155,891
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,460	8,780	11,985	8,776	9,166
Net asset value per share	$11.26	$12.76	$14.34	$15.88	$17.01

PREMIER CLASS:
Net assets	$249,527	$267,345	$312,069	$358,965	$382,354
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,127	20,949	21,720	22,603	22,440
Net asset value per share	$11.28	$12.76	$14.37	$15.88	$17.04

RETIREMENT CLASS:
Net assets	$15,153,758	$38,966,527	$87,095,596	$38,477,422	$37,333,667
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,346,543	3,058,979	6,081,590	2,432,524	2,202,925
Net asset value per share	$11.25	$12.74	$14.32	$15.82	$16.95

RETAIL CLASS:
Net assets	$51,209,857	$159,182,789	$203,739,113	$83,980,592	$45,537,371
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,550,165	12,501,123	14,232,166	5,318,053	2,690,659
Net asset value per share	$11.25	$12.73	$14.32	$15.79	$16.92
‡ Affiliated investments, cost	$65,216,254	$193,016,883	$268,636,653	$113,440,991	$72,494,806

32	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the six months ended November 30, 2017

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$661,869	$1,639,891	$1,938,221	$461,212	$74,243
Total income	661,869	1,639,891	1,938,221	461,212	74,243

EXPENSES
Management fees	33,589	98,215	141,664	60,343	39,707
Shareholder servicing — Institutional Class	—	4,788	44	130	161
Shareholder servicing — Advisor Class	7	9	69	47	27
Shareholder servicing — Premier Class	20	62	20	62	24
Shareholder servicing — Retirement Class	19,266	45,712	100,702	43,247	40,369
Shareholder servicing — Retail Class	5,786	11,934	15,225	11,940	10,394
Distribution fees — Premier Class	182	196	614	256	283
Distribution fees — Retail Class	62,326	186,412	234,433	95,987	50,064
Registration fees	39,428	40,940	42,509	39,274	39,179
Administrative service fees	18,180	19,278	20,023	18,638	18,304
Professional fees	12,361	12,593	15,162	12,448	12,377
Shareholder reports	11,314	15,192	20,103	11,023	8,443
Trustee fees and expenses	505	1,435	2,065	932	619
Other expenses	11,085	15,228	14,945	13,663	13,063
Total expenses	214,049	451,994	607,578	307,990	233,014
Less: Expenses reimbursed by the investment adviser	(92,231)	(110,701)	(114,922)	(96,069)	(92,909)
Net expenses	121,818	341,293	492,656	211,921	140,105

Net investment income (loss)	540,051	1,298,598	1,445,565	249,291	(65,862)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	261,003	672,581	834,259	407,977	494,312
Realized gain (loss) from sale of unaffiliated investments	—	9,171	—	(665)	4,058
Net realized gain (loss) from investments	261,003	681,752	834,259	407,312	498,370
Net change in unrealized appreciation (depreciation) from affiliated investments	1,053,665	7,621,374	17,465,385	10,155,314	8,129,334
Net realized and unrealized gain (loss) from investments	1,314,668	8,303,126	18,299,644	10,562,626	8,627,704
Net increase (decrease) in net assets from operations	$1,854,719	$9,601,724	$19,745,209	$10,811,917	$8,561,842

34	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$540,051	$1,043,209	$1,298,598	$2,625,994	$1,445,565	$3,655,458
Net realized gain (loss) from investments		261,003	329,874	681,752	1,074,895	834,259	1,805,525
Net change in unrealized appreciation (depreciation) from affiliated investments		1,053,665	1,774,887	7,621,374	9,340,571	17,465,385	20,134,486
Net increase (decrease) in net assets from operations		1,854,719	3,147,970	9,601,724	13,041,460	19,745,209	25,595,469
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,412)	(23,592)	(76,568)	(93,203)	(86,678)	(149,347)
	Advisor Class	(946)	(2,456)	(803)	(2,454)	(924)	(2,898)
	Premier Class	(2,019)	(4,549)	(1,744)	(5,117)	(4,852)	(5,507)
	Retirement Class	(120,748)	(303,978)	(222,611)	(592,020)	(378,273)	(1,291,032)
	Retail Class	(380,656)	(906,881)	(908,517)	(2,444,925)	(864,221)	(3,023,613)
From realized gains:	Institutional Class	—	(6,384)	—	(51,748)	—	(134,458)
	Advisor Class	—	(676)	—	(1,325)	—	(2,178)
	Premier Class	—	(1,429)	—	(3,152)	—	(4,822)
	Retirement Class	—	(94,500)	—	(355,474)	—	(1,117,901)
	Retail Class	—	(285,128)	—	(1,519,807)	—	(2,574,893)
Total distributions		(519,781)	(1,629,573)	(1,210,243)	(5,069,225)	(1,334,948)	(8,306,649)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,105,000	730,737	10,023,186	2,564,765	6,689,501	9,024,131
	Advisor Class	—	—	—	10,000	—	47,311
	Premier Class	10,148	12,984	349	—	1,317,607	20,875
	Retirement Class	648,214	5,157,937	5,045,176	8,879,179	10,698,859	24,572,626
	Retail Class	6,016,715	15,369,862	21,015,065	43,839,236	26,542,914	49,592,704
Reinvestments of distributions:	Institutional Class	15,311	29,643	76,475	144,524	86,596	283,286
	Advisor Class	—	—	—	48	290	853
	Premier Class	158	39	78	353	3,591	692
	Retirement Class	120,660	398,174	222,534	947,097	378,207	2,408,447
	Retail Class	371,336	1,165,147	898,581	3,922,532	846,536	5,486,793
Redemptions:	Institutional Class	(657,518)	(134,831)	(2,864,036)	(606,385)	(1,918,074)	(1,307,672)
	Advisor Class	—	—	—	(10,048)	—	—
	Premier Class	—	(11)	—	—	(1,336,282)	(13)
	Retirement Class	(1,564,082)	(4,014,187)	(1,769,319)	(3,761,781)	(3,799,355)	(12,062,320)
	Retail Class	(4,182,731)	(6,839,741)	(8,778,988)	(17,898,863)	(10,435,347)	(23,723,638)
Net increase (decrease) from shareholder transactions		1,883,211	11,875,753	23,869,101	38,030,657	29,075,043	54,344,075
Net increase (decrease) in net assets		3,218,149	13,394,150	32,260,582	46,002,892	47,485,304	71,632,895
NET ASSETS
Beginning of period		65,450,175	52,056,025	179,054,426	133,051,534	260,041,188	188,408,293
End of period		$68,668,324	$65,450,175	$211,315,008	$179,054,426	$307,526,492	$260,041,188
Undistributed net investment income (loss) included in net assets		$183,726	$163,456	$427,199	$338,844	$434,645	$324,028
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	98,795	67,549	809,239	218,495	486,465	711,791
	Advisor Class	—	—	—	837	—	3,689
	Premier Class	909	1,201	29	—	97,106	1,631
	Retirement Class	58,105	475,801	405,893	750,720	773,361	1,910,185
	Retail Class	540,173	1,415,923	1,687,242	3,705,946	1,915,813	3,870,472
Shares reinvested:	Institutional Class	1,378	2,764	6,157	12,426	6,301	22,565
	Advisor Class	—	—	—	4	20	68
	Premier Class	14	4	6	30	265	55
	Retirement Class	10,879	37,155	17,975	81,495	27,543	192,194
	Retail Class	33,476	108,709	72,623	337,754	61,689	438,071
Shares redeemed:	Institutional Class	(58,912)	(12,437)	(229,093)	(50,964)	(137,250)	(101,801)
	Advisor Class	—	—	—	(841)	—	—
	Premier Class	—	(1)	—	—	(97,336)	(1)
	Retirement Class	(140,613)	(370,994)	(142,046)	(317,596)	(273,920)	(942,510)
	Retail Class	(375,217)	(629,559)	(704,905)	(1,517,065)	(754,737)	(1,852,472)
Net increase (decrease) from shareholder transactions		168,987	1,096,115	1,923,120	3,221,241	2,105,320	4,253,937

36	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2017	May 31, 2017	November 30, 2017	May 31, 2017
		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$249,291	$1,180,303	$(65,862)	$502,265
Net realized gain (loss) from investments		407,312	699,409	498,370	584,290
Net change in unrealized appreciation (depreciation) from affiliated investments		10,155,314	10,998,519	8,129,334	8,034,625
Net increase (decrease) in net assets from operations		10,811,917	12,878,231	8,561,842	9,121,180
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(28,005)	—	(25,569)
	Advisor Class	—	(1,406)	—	(903)
	Premier Class	—	(2,614)	—	(1,387)
	Retirement Class	—	(271,599)	—	(126,431)
	Retail Class	—	(587,160)	—	(155,813)
From realized gains:	Institutional Class	—	(54,957)	—	(92,622)
	Advisor Class	—	(2,822)	—	(3,335)
	Premier Class	—	(7,090)	—	(8,850)
	Retirement Class	—	(649,334)	—	(617,951)
	Retail Class	—	(1,462,075)	—	(864,485)
Total distributions		—	(3,067,062)	—	(1,897,346)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	9,140,994	2,979,184	6,074,049	2,095,543
	Advisor Class	5,000	8,233	25,000	—
	Premier Class	1,344	28,630	4,605	66,377
	Retirement Class	6,733,683	9,370,853	7,562,428	8,795,258
	Retail Class	10,479,735	18,565,940	8,275,039	10,274,720
Reinvestments of distributions:	Institutional Class	—	82,583	—	117,627
	Advisor Class	—	305	—	—
	Premier Class	—	530	—	—
	Retirement Class	—	920,458	—	743,849
	Retail Class	—	2,027,927	—	1,012,177
Redemptions:	Institutional Class	(1,084,666)	(425,317)	(2,297,051)	(1,072,173)
	Advisor Class	—	—	—	—
	Premier Class	—	(14)	(37,716)	(15)
	Retirement Class	(1,933,581)	(6,037,878)	(1,612,191)	(2,273,585)
	Retail Class	(4,290,257)	(8,823,152)	(2,292,519)	(4,731,878)
Net increase (decrease) from shareholder transactions		19,052,252	18,698,282	15,701,644	15,027,900
Net increase (decrease) in net assets		29,864,169	28,509,451	24,263,486	22,251,734
NET ASSETS
Beginning of period		106,939,916	78,430,465	68,033,908	45,782,174
End of period		$136,804,085	$106,939,916	$92,297,394	$68,033,908
Undistributed net investment income (loss) included in net assets		$836,269	$586,978	$83,750	$149,612
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	605,063	217,818	377,201	146,770
	Advisor Class	334	607	1,628	—
	Premier Class	87	2,083	285	4,518
	Retirement Class	447,188	688,371	473,758	616,848
	Retail Class	696,045	1,367,002	518,001	724,938
Shares reinvested:	Institutional Class	—	6,228	—	8,542
	Advisor Class	—	23	—	—
	Premier Class	—	40	—	—
	Retirement Class	—	69,573	—	54,098
	Retail Class	—	153,398	—	73,667
Shares redeemed:	Institutional Class	(70,675)	(30,970)	(141,166)	(73,421)
	Advisor Class	—	—	—	—
	Premier Class	—	(1)	(2,362)	(1)
	Retirement Class	(128,342)	(444,501)	(101,699)	(160,726)
	Retail Class	(285,879)	(652,311)	(143,554)	(337,292)
Net increase (decrease) from shareholder transactions		1,263,821	1,377,360	982,092	1,057,941

38	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	39

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE INCOME FUND
Institutional Class:	11/30/17	#	$11.04	$0.10		$ 0.23	$0.33	$(0.10)	$ —	$(0.10)	$11.27	3.01%[b]		$ 1,949		0.37%[c]		0.10%[c]		1.88%[c]		7%[b]
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.72		1,455		0.39		0.10		2.03		18
	5/31/16		11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89		796		0.37		0.10		1.91		33
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923		0.35		0.10		1.69		13
	5/31/14		10.76	0.19		0.38	0.57	(0.24)	(0.09)	(0.33)	11.00	5.47		1,712		0.52		0.10		1.75		16
	5/31/13		10.24	0.20		0.60	0.80	(0.26)	(0.02)	(0.28)	10.76	7.86		1,444		0.82		0.10		1.88		21
Advisor Class:	11/30/17	#	11.04	0.10		0.22	0.32	(0.10)	—	(0.10)	11.26	2.91	[b]	107		0.39	[c]	0.12	[c]	1.85	[c]	7	[b]
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.70		104		0.40		0.12		2.03		18
	5/31/16	‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	[b]	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	11/30/17	#	11.05	0.10		0.22	0.32	(0.09)	—	(0.09)	11.28	2.94	[b]	250		0.54	[c]	0.25	[c]	1.72	[c]	7	[b]
	5/31/17		10.77	0.21		0.37	0.58	(0.23)	(0.07)	(0.30)	11.05	5.46		234		0.55		0.25		1.89		18
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215		0.53		0.25		1.89		33
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
	5/31/14		10.76	0.18		0.38	0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167		0.67		0.25		1.62		16
	5/31/13		10.24	0.18		0.60	0.78	(0.24)	(0.02)	(0.26)	10.76	7.71		1,352		0.96		0.25		1.74		21
Retirement Class:	11/30/17	#	11.03	0.09		0.22	0.31	(0.09)	—	(0.09)	11.25	2.80	[b]	15,154		0.63	[c]	0.35	[c]	1.62	[c]	7	[b]
	5/31/17		10.76	0.20		0.37	0.57	(0.23)	(0.07)	(0.30)	11.03	5.44		15,646		0.64		0.35		1.80		18
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734		0.62		0.35		1.76		33
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981		0.76		0.35		1.51		16
	5/31/13		10.24	0.18		0.59	0.77	(0.23)	(0.02)	(0.25)	10.76	7.56		6,840		1.05		0.35		1.65		21
Retail Class:	11/30/17	#	11.03	0.09		0.22	0.31	(0.09)	—	(0.09)	11.25	2.78	[b]	51,210		0.65	[c]	0.38	[c]	1.59	[c]	7	[b]
	5/31/17		10.76	0.19		0.38	0.57	(0.23)	(0.07)	(0.30)	11.03	5.43		48,011		0.66		0.38		1.77		18
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209		0.65		0.38		1.75		33
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218		0.79		0.38		1.48		16
	5/31/13		10.23	0.17		0.60	0.77	(0.22)	(0.02)	(0.24)	10.76	7.63		13,670		1.08		0.38		1.61		21

40	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	41

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	11/30/17	#	$12.22	$0.10		$ 0.52	$ 0.62	$(0.09)	$ —	$(0.09)	$12.75	5.12%[b]		$ 12,786		0.30%[c]		0.10%[c]		1.58%[c]		6%[b]
	5/31/17		11.64	0.23		0.78	1.01	(0.28)	(0.15)	(0.43)	12.22	8.87		5,087		0.22		0.10		1.96		15
	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)		2,749		0.23		0.10		1.88		26
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13		4,021		0.25		0.10		1.70		13
	5/31/14		11.36	0.19		0.79	0.98	(0.30)	(0.09)	(0.39)	11.95	8.82		3,103		0.37		0.10		1.66		9
	5/31/13		10.29	0.21		1.12	1.33	(0.25)	(0.01)	(0.26)	11.36	13.12		1,520		0.70		0.10		1.94		24
Advisor Class:	11/30/17	#	12.23	0.10		0.52	0.62	(0.09)	—	(0.09)	12.76	5.11	[b]	112		0.22	[c]	0.11	[c]	1.56	[c]	6	[b]
	5/31/17		11.64	0.23		0.78	1.01	(0.27)	(0.15)	(0.42)	12.23	8.94		107		0.24		0.12		1.97		15
	5/31/16	‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25	[b]	102		0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	11/30/17	#	12.23	0.09		0.52	0.61	(0.08)	—	(0.08)	12.76	5.04	[b]	267		0.40	[c]	0.25	[c]	1.42	[c]	6	[b]
	5/31/17		11.63	0.22		0.77	0.99	(0.24)	(0.15)	(0.39)	12.23	8.77		256		0.39		0.25		1.84		15
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)		243		0.39		0.25		1.85		26
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88		1,341		0.41		0.25		1.57		13
	5/31/14		11.36	0.20		0.76	0.96	(0.28)	(0.09)	(0.37)	11.95	8.66		1,268		0.52		0.25		1.69		9
	5/31/13		10.28	0.20		1.13	1.33	(0.24)	(0.01)	(0.25)	11.36	13.07		1,768		0.83		0.25		1.83		24
Retirement Class:	11/30/17	#	12.21	0.08		0.53	0.61	(0.08)	—	(0.08)	12.74	4.99	[b]	38,967		0.46	[c]	0.35	[c]	1.32	[c]	6	[b]
	5/31/17		11.62	0.20		0.79	0.99	(0.25)	(0.15)	(0.40)	12.21	8.70		33,907		0.47		0.35		1.71		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)		26,300		0.48		0.35		1.71		26
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79		22,852		0.50		0.35		1.47		13
	5/31/14		11.35	0.17		0.79	0.96	(0.28)	(0.09)	(0.37)	11.94	8.59		18,039		0.61		0.35		1.49		9
	5/31/13		10.28	0.19		1.12	1.31	(0.23)	(0.01)	(0.24)	11.35	12.87		9,012		0.92		0.35		1.70		24
Retail Class:	11/30/17	#	12.20	0.08		0.53	0.61	(0.08)	—	(0.08)	12.73	4.99	[b]	159,183		0.47	[c]	0.36	[c]	1.30	[c]	6	[b]
	5/31/17		11.62	0.20		0.77	0.97	(0.24)	(0.15)	(0.39)	12.20	8.59		139,697		0.49		0.37		1.70		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)		103,657		0.51		0.38		1.71		26
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77		86,146		0.52		0.38		1.45		13
	5/31/14		11.35	0.17		0.78	0.95	(0.27)	(0.09)	(0.36)	11.94	8.55		56,057		0.64		0.39		1.45		9
	5/31/13		10.28	0.18		1.13	1.31	(0.23)	(0.01)	(0.24)	11.35	12.86		21,456		0.96		0.38		1.64		24

42	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	43

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE MODERATE FUND
Institutional Class:	11/30/17	#	$13.44	$0.09		$ 0.89	$ 0.98	$(0.08)	$ —	$(0.08)	$14.34	7.34%[b]		$ 16,208		0.18%[c]		0.10%[c]		1.27%[c]		4%[b]
	5/31/17		12.48	0.27		1.21	1.48	(0.30)	(0.22)	(0.52)	13.44	12.19		10,416		0.19		0.10		2.10		19
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)		1,779		0.21		0.10		1.67		17
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81		2,670		0.23		0.10		1.78		13
	5/31/14		11.96	0.21		1.23	1.44	(0.37)	(0.10)	(0.47)	12.93	12.29		2,506		0.33		0.10		1.67		17
	5/31/13		10.33	0.23		1.67	1.90	(0.26)	(0.01)	(0.27)	11.96	18.60		1,419		0.69		0.10		2.04		34
Advisor Class:	11/30/17	#	13.44	0.08		0.90	0.98	(0.08)	—	(0.08)	14.34	7.30	[b]	172		0.26	[c]	0.18	[c]	1.19	[c]	4	[b]
	5/31/17		12.48	0.24		1.23	1.47	(0.29)	(0.22)	(0.51)	13.44	12.15		161		0.23		0.14		1.85		19
	5/31/16	‡	12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76	[b]	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	11/30/17	#	13.47	0.08		0.88	0.96	(0.06)	—	(0.06)	14.37	7.17	[b]	312		0.34	[c]	0.25	[c]	1.19	[c]	4	[b]
	5/31/17		12.48	0.23		1.24	1.47	(0.26)	(0.22)	(0.48)	13.47	12.10		292		0.36		0.25		1.79		19
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)		250		0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65		1,468		0.38		0.25		1.59		13
	5/31/14		11.95	0.20		1.24	1.44	(0.36)	(0.10)	(0.46)	12.93	12.22		1,376		0.47		0.25		1.62		17
	5/31/13		10.33	0.21		1.67	1.88	(0.25)	(0.01)	(0.26)	11.95	18.33		1,256		0.83		0.25		1.90		34
Retirement Class:	11/30/17	#	13.43	0.07		0.89	0.96	(0.07)	—	(0.07)	14.32	7.14	[b]	87,096		0.43	[c]	0.35	[c]	1.02	[c]	4	[b]
	5/31/17		12.46	0.22		1.23	1.45	(0.26)	(0.22)	(0.48)	13.43	12.00		74,577		0.44		0.35		1.69		19
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)		54,776		0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56		39,886		0.47		0.35		1.52		13
	5/31/14		11.95	0.18		1.24	1.42	(0.35)	(0.10)	(0.45)	12.92	12.06		32,655		0.57		0.35		1.49		17
	5/31/13		10.32	0.19		1.69	1.88	(0.24)	(0.01)	(0.25)	11.95	18.35		12,300		0.92		0.35		1.72		34
Retail Class:	11/30/17	#	13.42	0.07		0.89	0.96	(0.06)	—	(0.06)	14.32	7.21	[b]	203,739		0.45	[c]	0.37	[c]	1.00	[c]	4	[b]
	5/31/17		12.46	0.21		1.23	1.44	(0.26)	(0.22)	(0.48)	13.42	11.90		174,595		0.46		0.37		1.64		19
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)		131,501		0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46		107,332		0.50		0.38		1.48		13
	5/31/14		11.95	0.18		1.23	1.41	(0.34)	(0.10)	(0.44)	12.92	12.01		65,598		0.61		0.39		1.43		17
	5/31/13		10.32	0.19		1.68	1.87	(0.23)	(0.01)	(0.24)	11.95	18.31		21,809		0.97		0.39		1.67		34

44	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE GROWTH FUND
Institutional Class:	11/30/17	#	$14.53	$0.05		$ 1.31	$ 1.36	$ —	$ —	$ —	$15.89	9.36%[b]	$13,848		0.26%[c]		0.10%[c]		0.66%[c]		9%[b]
	5/31/17		13.09	0.19		1.76	1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)	1,887		0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92	2,083		0.31		0.10		1.47		14
	5/31/14		12.50	0.18		1.71	1.89	(0.42)	(0.22)	(0.64)	13.75	15.28	1,783		0.47		0.10		1.37		16
	5/31/13		10.32	0.21		2.20	2.41	(0.22)	(0.01)	(0.23)	12.50	23.63	1,420		0.77		0.10		1.80		30
Advisor Class:	11/30/17	#	14.52	0.04		1.32	1.36	—	—	—	15.88	9.37 [b]	139		0.33	[c]	0.17	[c]	0.59	[c]	9	[b]
	5/31/17		13.09	0.22		1.72	1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
	5/31/16	‡	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]	102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	11/30/17	#	14.53	0.04		1.31	1.35	—	—	—	15.88	9.29 [b]	359		0.45	[c]	0.25	[c]	0.52	[c]	9	[b]
	5/31/17		13.07	0.20		1.72	1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)	267		0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77	1,585		0.46		0.25		1.31		14
	5/31/14		12.50	0.17		1.68	1.85	(0.39)	(0.22)	(0.61)	13.74	15.01	1,465		0.62		0.25		1.28		16
	5/31/13		10.32	0.18		2.22	2.40	(0.21)	(0.01)	(0.22)	12.50	23.46	1,580		0.91		0.25		1.55		30
Retirement Class:	11/30/17	#	14.48	0.03		1.31	1.34	—	—	—	15.82	9.25 [b]	38,477		0.51	[c]	0.35	[c]	0.41	[c]	9	[b]
	5/31/17		13.06	0.18		1.72	1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)	23,506		0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62	24,527		0.55		0.35		1.20		14
	5/31/14		12.49	0.15		1.69	1.84	(0.39)	(0.22)	(0.61)	13.72	14.91	16,575		0.71		0.35		1.14		16
	5/31/13		10.31	0.16		2.23	2.39	(0.20)	(0.01)	(0.21)	12.49	23.39	10,027		1.00		0.35		1.41		30
Retail Class:	11/30/17	#	14.46	0.03		1.30	1.33	—	—	—	15.79	9.20 [b]	83,981		0.54	[c]	0.38	[c]	0.38	[c]	9	[b]
	5/31/17		13.04	0.18		1.71	1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)	52,668		0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61	50,390		0.59		0.39		1.18		14
	5/31/14		12.48	0.14		1.69	1.83	(0.39)	(0.22)	(0.61)	13.70	14.81	30,360		0.76		0.41		1.07		16
	5/31/13		10.31	0.16		2.22	2.38	(0.20)	(0.01)	(0.21)	12.48	23.26	12,800		1.06		0.40		1.40		30

46	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	47

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment	Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income	turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss )	rate

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	11/30/17	#	$15.28	$0.01		$ 1.72	$ 1.73	$ —	$ —	$ —	$17.01	11.32%[b]	$ 8,888		0.34%[c]		0.10%[c]		0.08%[c]	12%[b]
	5/31/17		13.47	0.16		2.21	2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13	20
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)	2,755		0.41		0.10		0.75	41
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13	3,094		0.35		0.10		1.18	14
	5/31/14		13.01	0.13		2.23	2.36	(0.48)	(0.29)	(0.77)	14.60	18.34	2,570		0.49		0.10		0.91	24
	5/31/13		10.29	0.17		2.74	2.91	(0.18)	(0.01)	(0.19)	13.01	28.51	1,514		0.82		0.10		1.48	29
Advisor Class:	11/30/17	#	15.28	0.00	[d]	1.73	1.73	—	—	—	17.01	11.32 [b]	156		0.37	[c]	0.14	[c]	0.04 [c]	12	[b]
	5/31/17		13.47	0.18		2.19	2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27	20
	5/31/16	‡	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]	102		0.43	[c]	0.12	[c]	0.26 [c]	41
Premier Class:	11/30/17	#	15.32	(0.00)[d]		1.72	1.72	—	—	—	17.04	11.23 [b]	382		0.49	[c]	0.25	[c]	(0.06)[c]	12	[b]
	5/31/17		13.47	0.15		2.21	2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08	20
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)	269		0.56		0.25		1.11	41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92	1,699		0.50		0.25		1.01	14
	5/31/14		13.00	0.15		2.18	2.33	(0.45)	(0.29)	(0.74)	14.59	18.16	1,559		0.64		0.25		1.09	24
	5/31/13		10.28	0.15		2.75	2.90	(0.17)	(0.01)	(0.18)	13.00	28.36	1,543		0.95		0.25		1.28	29
Retirement Class:	11/30/17	#	15.24	(0.01)		1.72	1.71	—	—	—	16.95	11.22 [b]	37,334		0.58	[c]	0.35	[c]	(0.16)[c]	12	[b]
	5/31/17		13.44	0.13		2.20	2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95	20
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)	17,752		0.66		0.35		0.81	41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89	21,900		0.59		0.35		0.89	14
	5/31/14		12.99	0.11		2.20	2.31	(0.45)	(0.29)	(0.74)	14.56	18.00	19,483		0.73		0.35		0.77	24
	5/31/13		10.28	0.12		2.76	2.88	(0.16)	(0.01)	(0.17)	12.99	28.19	10,585		1.05		0.35		1.04	29
Retail Class:	11/30/17	#	15.22	(0.02)		1.72	1.70	—	—	—	16.92	11.17 [b]	45,537		0.63	[c]	0.40	[c]	(0.21)[c]	12	[b]
	5/31/17		13.43	0.13		2.18	2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91	20
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)	24,905		0.74		0.43		0.76	41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79	28,349		0.66		0.42		0.87	14
	5/31/14		12.99	0.10		2.19	2.29	(0.44)	(0.29)	(0.73)	14.55	17.86	21,100		0.82		0.44		0.71	24
	5/31/13		10.27	0.13		2.75	2.88	(0.15)	(0.01)	(0.16)	12.99	28.21	10,109		1.12		0.42		1.09	29

#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses on the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

48	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	49

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares,

50	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	51

Notes to financial statements (unaudited)

August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of November 30, 2017, no investments were valued utilizing the practical expedient.

52	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2017, there were no transfers between levels by the Funds.

As of November 30, 2017, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Advisor Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with the approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	53

Notes to financial statements (unaudited)

the period ended November 30, 2017, these transactions did not materially impact the Funds.

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2017:

Fund	TIAA
Lifestyle Income	1%
Lifestyle Aggressive Growth	1

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$13,129	$1,223	$635	$(11)	$(43)	$197	$13,663
Bond Plus	12,624	1,116	569	(5)	(34)	207	13,132
Emerging Markets Equity	736	89	139	23	84	—	793
Enhanced International Equity Index	1,061	137	118	7	88	—	1,175
Enhanced Large-Cap Growth Index	879	109	194	29	91	—	914
Enhanced Large-Cap Value Index	825	139	160	9	78	—	891
Growth & Income	2,044	124	229	26	181	13	2,146
High-Yield	26	—	26	3	(3)	—	—
International Equity	1,079	81	174	31	75	—	1,092
International Opportunities	857	48	127	18	84	—	880
International Small-Cap Equity	559	37	70	5	59	—	590
Large-Cap Growth	2,342	171	393	67	234	—	2,421
Large-Cap Value	2,195	260	267	20	162	—	2,370
Short-Term Bond	26,232	2,465	1,244	(4)	(101)	245	27,348
Small-Cap Equity	696	168	259	37	43	—	685
Small/Mid-Cap Equity	408	38	58	6	56	—	450
	$65,692	$6,205	$4,662	$261	$1,054	$662	$68,550

54	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$17,862	$3,566	$374	$(9)	$(76)	$289	$20,969
Bond Plus	52,211	10,260	995	(16)	(172)	918	61,288
Emerging Markets Equity	3,646	691	444	57	508	—	4,458
Enhanced International Equity Index	5,293	911	332	1	493	—	6,366
Enhanced Large-Cap Growth Index	4,785	788	657	86	605	—	5,607
Enhanced Large-Cap Value Index	4,490	977	505	14	492	—	5,468
Growth & Income	11,123	1,571	772	85	1,149	75	13,156
High-Yield	72	2	74	8	(8)	—	—
International Equity	5,871	839	631	91	533	—	6,703
International Opportunities	4,656	590	438	50	543	—	5,401
International Small-Cap Equity	3,044	457	253	4	366	—	3,618
Large-Cap Growth	12,745	1,669	1,325	168	1,610	—	14,867
Large-Cap Value	11,946	2,353	820	35	1,032	—	14,546
Short-Term Bond	35,740	7,152	765	(2)	(158)	358	41,967
Small-Cap Equity	3,253	848	761	74	366	—	3,780
Small/Mid-Cap Equity	2,221	356	183	27	338	—	2,759
	$178,958	$33,030	$9,329	$673	$7,621	$1,640	$210,953

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	55

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$101,556	$19,809	$1,579	$(29)	$(332)	$1,777	$119,425
Emerging Markets Equity	7,683	1,116	591	61	1,122	—	9,391
Enhanced International Equity Index	11,146	1,468	381	(3)	1,017	—	13,247
Enhanced Large-Cap Growth Index	10,398	1,343	1,017	121	1,358	—	12,203
Enhanced Large-Cap Value Index	9,771	1,724	675	3	1,081	—	11,904
Growth & Income	24,184	3,102	1,269	100	2,557	161	28,674
High-Yield	104	4	107	11	(12)	—	—
International Equity	12,761	1,227	732	87	1,254	—	14,597
International Opportunities	10,146	898	555	54	1,222	—	11,765
International Small-Cap Equity	6,620	709	249	4	793	—	7,877
Large-Cap Growth	27,739	3,279	2,464	304	3,530	—	32,388
Large-Cap Value	25,981	4,745	1,324	29	2,260	—	31,691
Small-Cap Equity	6,689	1,385	1,073	62	858	—	7,921
Small/Mid-Cap Equity	4,828	645	251	30	757	—	6,009
	$259,606	$41,454	$12,267	$834	$17,465	$1,938	$307,092

56	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$20,448	$6,156	$568	$(8)		$(77)	$370	$25,951
Emerging Markets Equity	4,126	902	213	20		630	—	5,465
Enhanced International Equity Index	6,008	1,314	223	—		567	—	7,666
Enhanced Large-Cap Growth Index	5,693	1,219	539	61		789	—	7,223
Enhanced Large-Cap Value Index	5,354	1,420	356	—		624	—	7,042
Growth & Income	13,255	2,693	519	50		1,487	91	16,966
High-Yield	43	1	44	5		(5)	—	—
International Equity	6,957	1,306	398	44		719	—	8,628
International Opportunities	5,520	882	165	15		705	—	6,957
International Small-Cap Equity	3,620	689	97	—		448	—	4,660
Large-Cap Growth	15,207	2,931	1,175	159		2,038	—	19,160
Large-Cap Value	14,239	3,883	700	26		1,288	—	18,736
Small-Cap Equity	3,560	929	417	21		502	—	4,595
Small/Mid-Cap Equity	2,647	611	158	15		440	—	3,555
	$106,677	$24,936	$5,572	$408		$10,155	$461	$136,604

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	57

Notes to financial statements (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)	Dividend income	Value at 11/30/17
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$3,119	$998	$238	$13		$493		$—	$4,385
Enhanced International Equity Index	4,558	1,275	298	3		427		—	5,965
Enhanced Large-Cap Growth Index	4,430	1,318	471	72		615		—	5,964
Enhanced Large-Cap Value Index	4,157	1,424	265	9		489		—	5,814
Growth & Income	10,540	3,021	580	63		1,197		74	14,241
International Equity	5,558	1,482	420	69		551		—	7,240
International Opportunities	4,408	1,143	290	29		561		—	5,851
International Small-Cap Equity	2,884	825	166	1		367		—	3,911
Large-Cap Growth	12,094	3,250	1,078	170		1,639		—	16,075
Large-Cap Value	11,327	3,840	515	35		1,030		—	15,717
Small-Cap Equity	2,782	948	343	13		407		—	3,807
Small/Mid-Cap Equity	2,106	632	126	17		353		—	2,982
	$67,963	$20,156	$4,790	$494		$8,129		$74	$91,952

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifestyle Income	$ 65,659	$ 3,124	$(232)	$ 2,892
Lifestyle Conservative	194,413	17,228	(688)	16,540
Lifestyle Moderate	271,071	36,597	(576)	36,021
Lifestyle Growth	114,808	21,867	(71)	21,796
Lifestyle Aggressive Growth	73,379	18,573	—	18,573

58	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2017 were as follows (dollar amounts are in thousands):

Fund	Purchases	Sales
Lifestyle Income	$ 6,205	$4,662
Lifestyle Conservative	35,077	11,384
Lifestyle Moderate	41,454	12,267
Lifestyle Growth	30,308	10,944
Lifestyle Aggressive Growth	24,595	9,234

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2017 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,241,456	$ 388,117	$1,629,573
Lifestyle Conservative	3,137,719	1,931,506	5,069,225
Lifestyle Moderate	4,472,397	3,834,252	8,306,649
Lifestyle Growth	890,784	2,176,278	3,067,062
Lifestyle Aggressive Growth	310,103	1,587,243	1,897,346

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2017, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	59

Notes to financial statements (unaudited)	concluded

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

60	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation,warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

TIAA-CREF Lifestyle Funds ■ 2017 Semiannual Report	61

Additional information about index providers (unaudited)	concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

62	2017 Semiannual Report ■ TIAA-CREF Lifestyle Funds

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Semiannual Report

November 30, 2017

TIAA-CREF Managed Allocation Fund

of the TIAA-CREF Funds

The semiannual report contains the financial statements (unaudited).

Understanding your fund report

This semiannual report contains information about the Managed Allocation Fund and describes the fund’s results for the six months ended November 30, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of November 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	3

Letter to investors

Global financial markets delivered positive returns during the six months ended November 30, 2017, albeit with varying degrees of strength. U.S. equities posted solid returns, modestly outperforming international stocks, while fixed-income securities produced only scant gains.

The TIAA-CREF Managed Allocation Fund performed in-line with expectations consistent with its mix of investments in multiple asset classes through underlying TIAA-CREF Funds.

•	The fund’s Institutional Class gained 7.5% for the period, surpassing the 6.6% return of its composite benchmark.
•	Relative results were helped by the outperformance of nearly all of the underlying mutual funds, most notably fixed-income and international stock funds.
•	These positive results continue to support the solid gains earned by the TIAA-CREF Managed Allocation Fund over longer periods of time.

U.S. stocks lead the way

The broad U.S. stock market, as represented by the Russell 3000® Index, returned 11.1% for the six months. The advance of domestic stocks was supported by solid growth in the U.S. economy, as well as expectations for business-friendly federal tax reforms.

The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, advanced 9.6% for the six months. International stocks benefited from continued global growth, while stocks in emerging markets recorded strong gains, helped by a boost in oil prices.

Returns were more muted in the U.S. fixed-income sector, amid a further hike in short-term interest rates by the Federal Reserve. The domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.7% for the period.

4	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

TIAA-CREF Managed Allocation Fund:

strategy for a dynamic marketplace

Reaching your financial goals may still be a long way off, or it may be right around the corner. Either way, your investment savings portfolio will always be affected by the inevitable seesaw movements of the financial markets.

The TIAA-CREF Managed Allocation Fund is built around a dynamic diversification strategy designed to help mitigate the effects of market volatility. Diversification does not guarantee against market loss, but over time it has proven to be one of the most effective ways for investors to reach their long-term financial goals. Under the stewardship of highly experienced investment professionals, our fund is aimed at helping investors minimize portfolio risk and reduce the long-term effects of market volatility.

We always stand ready to assist you with any questions or concerns regarding your investment in the TIAA-CREF Managed Allocation Fund. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 14 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the fund.

6	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI)* (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 46 developed- and emerging-markets countries, excluding the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indices and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

*	On February 1, 2017, the international equity component of the Fund’s composite benchmark was changed from the MSCI ACWI (All World Country Index) ex USA Index to the MSCI ACWI ex USA Investable Market Index (IMI).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 9 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2017–November 30, 2017).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
	value	value	during period	*	during period	†
Managed Allocation Fund	(6/1/17)	(11/30/17)	(6/1/17–11/30/17)		(6/1/17–11/30/17)
Institutional Class
Actual return	$1,000.00	$1,074.47	$0.00		$2.03
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.98
Retirement Class
Actual return	1,000.00	1,072.38	1.30		3.32
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.24
Retail Class
Actual return	1,000.00	1,072.95	1.30		3.33
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.24

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2017. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.39% for the Institutional Class, 0.64% for the Retirement Class and 0.64% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	9

Managed Allocation Fund

Performance for the six months ended November 30, 2017

The Managed Allocation Fund returned 7.45% for the Institutional Class, compared with the 6.58% return of its benchmark, the Managed Allocation Fund Composite Index. For the one-year period ended November 30, 2017, the fund returned 17.10%, versus 15.28% for the index. The table on page 12 shows returns for all share classes of the fund.

Growing economy, modest inflation bolster stock markets

The U.S. economy recorded strong gains during the six months, while unemployment declined and inflation remained muted. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at an annualized rate of 3.2% during the third quarter of 2017, according to the U.S. government’s “third” estimate—an increase over the 3.1% annualized rate of the previous three months. Unemployment declined to 4.1% in October, its lowest level in 17 years, and remained unchanged in November. Annual core inflation, which includes all items except food and energy, rose modestly by 1.7% for the twelve months ended November 30, 2017. The price per barrel of West Texas Intermediate crude oil rose from $48 on June 1, 2017, to more than $57 on November 30, 2017.

The Federal Reserve raised the federal funds target rate in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015, when policymakers began to reverse course on a strategy of extremely low interest rates and easy monetary policy that had begun in 2009.

For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 11.09%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, advanced 9.61% in U.S.-dollar terms. Stocks in emerging markets recorded strong gains, helped by a boost in oil prices.

U.S. investment-grade bond investors earned modest gains amid rising short-term interest rates as the Federal Reserve continued to slowly shift monetary policy in response to the growing economy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 0.68% during the period.

10	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Most stock funds deliver double-digit returns

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the six months, the U.S. and international stock sectors contributed most to the fund’s absolute return—that is, without regard to the performance of its composite benchmark. Nearly all of the underlying equity funds recorded double-digit gains, reflecting strong stock markets around the world. Within U.S. equity, the Small/Mid-Cap Equity Fund produced the strongest results. Internationally, the Emerging Markets Equity Fund gained the most. (All fund returns are for the Institutional Class.)

Foreign-stock and fixed-income funds boost relative performance

For the period, the fund outperformed its composite benchmark mainly due to the relative strength of its underlying investment in fixed income. The largest contributor to relative performance was the Bond Plus Fund, which outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

In the international equity sector, the International Opportunities Fund and the International Equity Fund made the biggest contributions to relative performance.

In the U.S. stock segment, the Enhanced Large-Cap Value Index Fund contributed most to the fund’s relative performance. The performance of the Small/Mid-Cap Equity Fund, Large-Cap Growth Fund and the Enhanced Large-Cap Growth Index Fund also benefited the fund’s relative return for the six months.

The fund’s relative performance was partially offset by the results of the Large-Cap Value Fund, which underperformed its benchmark for the six-month period. (Performance of the Managed Allocation Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	11

Managed Allocation Fund

Performance as of November 30, 2017

Managed Allocation Fund			Total return		Average annual total return		Annual operating expenses*#
		Inception
	Ticker	date	6 months	1 year	5 years	10 years	gross	net
Institutional Class	TIMIX	3/31/06	7.45%	17.10%	9.21%	5.74%	0.43%	0.40%
Retirement Class	TITRX	3/31/06	7.24	16.84	8.95	5.47	0.68	0.65
Retail Class	TIMRX	3/31/06	7.30	16.76	8.95	5.52	0.72	0.65
Managed Allocation Fund Composite Index†		—	6.58	15.28	8.74	5.81	—	—
Broad market indexes**
Morningstar Moderate
Target Risk Index		—	6.51	14.91	7.96	5.66	—	—
Russell 3000® Index		—	11.09	22.27	15.63	8.43	—	—
Bloomberg Barclays
U.S. Aggregate Bond Index		—	0.68	3.21	1.98	3.99	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least September 30, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	On November 30, 2017, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI ACWI ex USA IMI Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
**	On October 1, 2017, the Fund’s broad-market index comparisons were changed from the Russell 3000 Index and the Bloomberg Barclays U.S. Aggregate Bond Index to the Morningstar Moderate Target Risk Index (60% global equity market exposure). For additional information, please see the Fund’s current prospectus.

12	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

Asset allocation

% of net assets
as of 11/30/2017
Equity
U.S. equity	42.5%
International equity	18.5
Fixed income	38.8
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	13

Portfolio of investments (unaudited)

Managed Allocation Fund ■ November 30, 2017

				% of net
Shares	Security		Value	assets

AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—38.8%
32,143,104	TIAA-CREF Bond Plus Fund		$335,895,437	38.8%
	TOTAL FIXED INCOME		335,895,437	38.8

INTERNATIONAL EQUITY—18.5%
2,050,231	TIAA-CREF Emerging Markets Equity Fund		26,365,973	3.0
5,240,060	TIAA-CREF Enhanced International Equity Index Fund		44,121,307	5.1
2,558,919	TIAA-CREF International Equity Fund		34,238,335	4.0
2,516,789	TIAA-CREF International Opportunities Fund		33,171,281	3.8
1,704,940	TIAA-CREF International Small-Cap Equity Fund		22,078,974	2.6
	TOTAL INTERNATIONAL EQUITY		159,975,870	18.5

U.S. EQUITY—42.5%
4,188,169	TIAA-CREF Enhanced Large-Cap Growth Index Fund		60,100,230	7.0
5,377,272	TIAA-CREF Enhanced Large-Cap Value Index Fund		58,612,268	6.8
5,142,578	TIAA-CREF Growth & Income Fund		75,647,327	8.7
3,307,644	TIAA-CREF Large-Cap Growth Fund		68,269,775	7.9
3,340,026	TIAA-CREF Large-Cap Value Fund		66,800,526	7.7
1,069,008	TIAA-CREF Small-Cap Equity Fund		22,737,811	2.6
1,240,211	TIAA-CREF Small/Mid-Cap Equity Fund		15,874,695	1.8
	TOTAL U.S. EQUITY		368,042,632	42.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $691,238,370)	863,913,939	99.8

	TOTAL PORTFOLIO	(Cost $691,238,370)	863,913,939	99.8
	OTHER ASSETS & LIABILITIES, NET		1,491,680	0.2
	NET ASSETS		$865,405,619	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

14	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2017

ASSETS
Affiliated investments, at value‡	$863,913,939
Cash	1,752,977
Receivable from securities transactions	1,877,541
Receivable from Fund shares sold	99,333
Dividends and interest receivable	892,049
Due from affiliates	4,319
Other	67,490
Total assets	868,607,648

LIABILITIES
Service agreement fees payable	1,415
Distribution fees payable	158,943
Due to affiliates	12,457
Payable for securities transactions	2,767,353
Payable for Fund shares redeemed	92,992
Payable for trustee compensation	69,411
Accrued expenses and other payables	99,458
Total liabilities	3,202,029
NET ASSETS	$865,405,619

NET ASSETS CONSIST OF:
Paid-in-capital	$683,985,036
Undistributed net investment income (loss)	1,384,720
Accumulated net realized gain (loss) on total investments	7,360,294
Net unrealized appreciation (depreciation) on total investments	172,675,569
NET ASSETS	$865,405,619

INSTITUTIONAL CLASS:
Net assets	$15,432,599
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,173,606
Net asset value per share	$13.15

RETIREMENT CLASS:
Net assets	$69,126,910
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,263,966
Net asset value per share	$13.13

RETAIL CLASS:
Net assets	$780,846,110
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,241,267
Net asset value per share	$13.18
‡ Affiliated investments, cost	$691,238,370

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	15

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2017

INVESTMENT INCOME
Dividends from affiliated investments	$5,698,684
Total income	5,698,684

EXPENSES
Shareholder servicing — Institutional Class	153
Shareholder servicing — Retirement Class	82,102
Shareholder servicing — Retail Class	135,595
Distribution fees — Retail Class	946,008
Administrative service fees	18,821
Trustee fees and expenses	6,244
Other expenses	97,649
Total expenses	1,286,572
Less: Expenses reimbursed by the investment adviser	(258,471)
Net expenses	1,028,101
Net investment income (loss)	4,670,583

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from investments	5,614,199
Net change in unrealized appreciation (depreciation) from affiliated investments	48,584,259
Net realized and unrealized gain (loss) from investments	54,198,458
Net increase (decrease) in net assets from operations	$58,869,041

16	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	17

Statements of changes in net assets

Managed Allocation Fund ■ For the period or year ended

		November 30, 2017	May 31, 2017
		(unaudited )
OPERATIONS
Net investment income (loss)		$4,670,583	$14,014,663
Net realized gain (loss) from investments		5,614,199	10,852,543
Net change in unrealized appreciation (depreciation) from affiliated investments		48,584,259	64,355,334
Net increase (decrease) in net assets from operations		58,869,041	89,222,540

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(92,662)	(318,350)
	Retirement Class	(348,625)	(1,268,160)
	Retail Class	(4,028,096)	(15,521,237)
From realized gains:	Institutional Class	—	(302,319)
	Retirement Class	—	(1,399,256)
	Retail Class	—	(16,796,151)
Total distributions		(4,469,383)	(35,605,473)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	4,739,189	5,089,245
	Retirement Class	7,326,114	16,868,351
	Retail Class	20,925,452	39,169,032
Reinvestments of distributions:	Institutional Class	88,873	592,344
	Retirement Class	348,625	2,667,416
	Retail Class	3,838,773	31,112,277
Redemptions:	Institutional Class	(3,643,530)	(5,958,474)
	Retirement Class	(6,871,220)	(9,553,278)
	Retail Class	(30,787,317)	(68,545,250)
Net increase (decrease) from shareholder transactions		(4,035,041)	11,441,663
Net increase (decrease) in net assets		50,364,617	65,058,730

NET ASSETS
Beginning of period		815,041,002	749,982,272
End of period		$865,405,619	$815,041,002
Undistributed net investment income (loss) included in net assets		$1,384,720	$1,183,520

18	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund ■ For the period or year ended

		November 30, 2017	May 31, 2017
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	373,495	437,075
	Retirement Class	577,017	1,422,766
	Retail Class	1,644,184	3,310,312
Shares reinvested:	Institutional Class	7,061	51,376
	Retirement Class	27,726	231,692
	Retail Class	304,259	2,693,294
Shares redeemed:	Institutional Class	(285,187)	(505,842)
	Retirement Class	(546,546)	(807,855)
	Retail Class	(2,427,506)	(5,789,814)
Net increase (decrease) from shareholder transactions		(325,497)	1,043,004

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	19

Financial highlights

Managed Allocation Fund

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
Institutional Class:	11/30/17	#	$12.32	$0.09		$ 0.82		$ 0.91	$(0.08)	$ —	$(0.08)	$13.15	7.45%[b]	$ 15,433		0.03%[c]		0.00%[c]		1.36%[c]		5%[b]
	5/31/17		11.52	0.24		1.14		1.38	(0.29)	(0.29)	(0.58)	12.32	12.39	13,288		0.03		0.00		2.02		21
	5/31/16		12.42	0.25		(0.44)		(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625		0.03		0.00		2.12		17
	5/31/15		12.32	0.23		0.57		0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366		0.03		0.00		1.88		14
	5/31/14		11.43	0.22		1.16		1.38	(0.38)	(0.11)	(0.49)	12.32	12.29	12,453		0.04		0.00		1.86		15
	5/31/13		9.92	0.22		1.58		1.80	(0.29)	—	(0.29)	11.43	18.33	9,461		0.04		0.00		2.09		17
Retirement Class:	11/30/17	#	12.31	0.07		0.82		0.89	(0.07)	—	(0.07)	13.13	7.24 [b]	69,127		0.28	[c]	0.25	[c]	1.11	[c]	5	[b]
	5/31/17		11.51	0.21		1.14		1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068		0.28		0.25		1.82		21
	5/31/16		12.41	0.21		(0.43)		(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
	5/31/15		12.31	0.21		0.56		0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096		0.28		0.25		1.67		14
	5/31/14		11.42	0.19		1.16		1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320		0.29		0.25		1.60		15
	5/31/13		9.91	0.20		1.57		1.77	(0.26)	—	(0.26)	11.42	18.04	31,195		0.29		0.25		1.84		17
Retail Class:	11/30/17	#	12.35	0.07		0.83		0.90	(0.07)	—	(0.07)	13.18	7.30 [b]	780,846		0.32	[c]	0.25	[c]	1.11	[c]	5	[b]
	5/31/17		11.55	0.21		1.14		1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685		0.32		0.25		1.80		21
	5/31/16		12.45	0.21		(0.43)		(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17
	5/31/15		12.35	0.20		0.57		0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120		0.32		0.25		1.64		14
	5/31/14		11.45	0.19		1.17		1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724		0.35		0.25		1.59		15
	5/31/13		9.94	0.21		1.56		1.77	(0.26)	—	(0.26)	11.45	18.00	607,883		0.36		0.25		1.92		17

#	Unaudited
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

20	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	21

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees

22	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Fund to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Fund’s various filings. On August 1, 2017, the Funds implemented

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	23

Notes to financial statements (unaudited)

amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedule of investments for certain investment types. Please refer to Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding fund’s liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of November 30, 2017, no investments were valued utilizing the practical expedient.

24	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2017, there were no transfers between levels by the Fund.

As of November 30, 2017, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2018, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2017, these transactions did not materially impact the Fund.

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	25

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/17
Managed Allocation Fund
TIAA-CREF Funds:
Bond Plus	$318,599	$24,738	$ 6,477	$ (85)	$ (879)	$5,244	$335,896
Emerging Markets Equity	24,049	1,460	2,664	209	3,312	—	26,366
Enhanced International Equity Index	41,675	992	2,075	(92)	3,621	—	44,121
Enhanced Large-Cap Growth Index	57,049	1,664	6,110	1,041	6,456	—	60,100
Enhanced Large-Cap Value Index	53,608	3,328	3,854	408	5,122	—	58,612
Growth & Income	71,147	938	3,685	489	6,758	454	75,647
High-Yield	325	4	327	38	(40)	1	—
International Equity	33,318	943	3,324	555	2,746	—	34,238
International Opportunities	31,834	372	2,841	431	3,375	—	33,171
International Small-Cap Equity	20,790	248	1,327	138	2,230	—	22,079
Large-Cap Growth	65,341	1,418	6,889	1,377	7,023	—	68,270
Large-Cap Value	61,159	4,106	3,512	378	4,670	—	66,801
Small-Cap Equity	21,401	2,001	3,419	591	2,164	—	22,738
Small/Mid-Cap Equity	14,205	549	1,041	136	2,026	—	15,875
	$814,500	$42,761	$47,545	$5,614	$48,584	$5,699	$863,914

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2017, the cost of portfolio investments for federal income tax purposes was $696,979. Net unrealized appreciation of portfolio investments for federal income tax purposes was $166,935 consisting of gross unrealized appreciation of $166,935 and gross unrealized depreciation of $0 (amounts shown in thousands).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended November 30, 2017 were $42,761 and $47,545, respectively (amounts shown in thousands).

26	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2017 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2017	$17,107,747	$18,497,726	$35,605,473

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2017, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	27

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

28	2017 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Managed Allocation Fund ■ 2017 Semiannual Report	29

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

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730 Third Avenue

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313709	A12486 (1/18)

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 16, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 16, 2018	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: January 16, 2018	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer